united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares					Value
	COMMON STOCK - 0.0%*
10,554	Frontera Energy Corp.				$147,756
8,216	SandRidge Energy, Inc.				89,308
	TOTAL COMMON STOCK (Cost - $1,200,962)				237,064

Principal Amount ($)			Yield	Maturity
	BONDS & NOTES - 72.2%
	AEROSPACE / DEFENSE - 0.1%
$125,000	Interpublic Group of Cos., Inc. (The)		4.6500	10/1/2028	125,187
125,000	Interpublic Group of Cos., Inc. (The)		5.4000	10/1/2048	124,261
507,000	Omnicom Group, Inc.		3.6250	5/1/2022	504,129
					753,577
	AEROSPACE / DEFENSE - 0.2%
495,000	General Dynamics Corp.		3.0000	5/11/2021	492,353
225,000	Lockheed Martin Corp.		4.7000	5/15/2046	239,861
504,000	Northrop Grumman Corp.		2.0800	10/15/2020	492,928
90,000	Transdigm, Inc.		6.3750	6/15/2026	90,900
					1,316,042
	AGRICULTURE - 0.2%
760,000	BAT Capital Corp. (b)		2.2970	8/14/2020	744,775
125,000	BAT Capital Corp. 3 Month LIBOR + 0.88 (b,c)		3.1938	8/15/2022	125,989
120,000	Reynolds American, Inc.		4.0000	6/12/2022	120,741
					991,505
	AIRLINES - 0.2%
510,000	Delta Airlines, Inc.		3.4000	4/19/2021	506,857
340,000	Delta Airlines, Inc.		3.6250	3/15/2022	335,746
391,349	Guanay Finance Limited		6.0000	12/15/2020	392,328
200,000	Latam Finance Ltd.		6.8750	4/11/2024	194,250
					1,429,181
	AUTO MANUFACTURERS - 0.3%
395,000	Daimler Finance North America LLC (b)		2.2500	3/2/2020	389,616
380,000	Daimler Finance North America LLC (b)		2.3000	2/12/2021	370,090
200,000	Ford Motor Co.		7.4500	7/16/2031	222,147
50,000	General Motors Co. 3 Month LIBOR + 0.80 (c)		3.1430	8/7/2020	50,168
190,000	General Motors Financial Co., Inc.		2.6500	4/13/2020	188,155
580,000	General Motors Financial Co., Inc.		3.2000	7/6/2021	572,747
275,000	General Motors Financial Co., Inc. 3 Month LIBOR + 0.99 (c)		3.3272	1/5/2023	275,488
15,000	General Motors Financial Co., Inc.		3.9500	4/13/2024	14,588
					2,082,999
	AUTOMOBILE ABS - 1.0%
1,000,000	Flagship Credit Auto Trust 2016-4 (b)		2.4100	10/15/2021	994,162
100,000	GLS Auto Receivables Trust 2018-2 (b)		3.7100	3/15/2023	99,713
2,500,000	Tesla Auto Lease Trust 2018-A (b)		2.7500	2/20/2020	2,505,849
1,000,000	Westlake Automobile Receivables Trust 2016-3 (b)		2.4600	1/18/2022	997,148
2,000,000	Westlake Automobile Receivables Trust 2017-1 (b)		2.7000	10/17/2022	1,993,657
500,000	Westlake Automobile Receivables Trust 2018-2 (b)		3.2000	1/16/2024	499,325
					7,089,854
	BANKS - 3.8%
200,000	Agromercantil Senior Trust (b)		6.2500	4/10/2019	201,998
400,000	Agromercantil Senior Trust		6.2500	4/10/2019	403,996
150,000	Banco de Reservas de la Republica Dominicana		7.0000	2/1/2023	152,251
300,000	Banco del Estado de Chile (b)		2.6680	1/8/2021	292,878
900,000	Banco del Estado de Chile		3.8750	2/8/2022	897,777
200,000	Banco do Brasil SA 10 Year Treasury Note + 4.40 (c)		6.2500	10/15/2166	152,500
200,000	Banco Internatcional del Peru SAA/Panama		5.7500	10/7/2020	208,200
150,000	Banco Macro SA 5 Year Swap Rate + 5.46 (c)		6.7500	11/4/2026	125,251
400,000	Banco Mercantil del Norte SA 5 Year Treasury Note + 5.04 (c)		6.8750	10/6/2166	400,604
200,000	Banco Mercantil del Norte SA 10 Year Treasury Note + 5.35 (c)		7.6250	10/6/2166	202,002
400,000	Banco Nacional de Comercia Exterior SNC 5 Year Treasury Note + 3.00 (c)		3.8000	8/11/2026	396,500
200,000	Banco Nacional de Costa Rica		4.8750	11/1/2018	198,560
200,000	Banco Santander Chile (b)		2.5000	12/15/2020	196,000
300,000	Banco Santander Chile		3.8750	9/20/2022	299,411
1,200,000	Banco Santander Mexico SA 5 Year Treasury Note + 4.58 (c)		5.9500	1/30/2024	1,207,512
500,000	Banco Santander Mexico SA 5 Year Treasury Note + 3.00 (b,c)		5.9500	10/1/2028	507,500
1,090,000	Banistmo SA		3.6500	9/19/2022	1,039,587
505,000	Bank of America Corp. 3 Month LIBOR + 0.79 (c)		3.1056	3/5/2024	504,669
90,000	Bank of Montreal 5 Year Swap Rate + 1.43 (c)		3.8030	12/15/2032	84,091
700,000	BBVA Banco Continental SA		5.0000	8/26/2022	722,750
200,000	BBVA Bancomer SA 5 Year Treasury + 2.65 (c)		5.1250	1/18/2033	181,750
450,000	BBVA Bancomer SA		6.7500	9/30/2022	482,270
100,000	BBVA Bancomer SA		7.2500	4/22/2020	104,310
500,000	BDO Unibank, Inc.		2.6250	10/24/2021	500,000
850,000	BDO Unibank, Inc.		2.9500	3/6/2023	800,289
765,000	Capital One Financial Corp.		2.4000	10/30/2020	748,987
120,000	Capital One Financial Corp. 3 Month LIBOR + 0.72 (c)		3.0589	1/30/2023	119,468
755,000	Citigroup, Inc. 3 Month LIBOR + 1.02 (c)		3.3437	6/1/2024	758,625
230,000	Citigroup, Inc. 3 Month LIBOR + 1.10 (c)		3.4117	5/17/2024	231,829
200,000	DBS Group Holdings Ltd. 5 Year Swap + 2.39 (c)		3.6000	12/29/2049	193,000
300,000	Global Bank Corp.		4.5000	10/20/2021	297,300
700,000	Global Bank Corp.		5.1250	10/30/2019	704,200
200,000	Global Bank Corp. (b)		5.1250	10/30/2019	201,200
745,000	Goldman Sachs Group, Inc. (The)		2.3000	12/13/2019	738,463
700,000	Grupo Aval Ltd.		4.7500	9/26/2022	692,132
200,000	Grupo Aval Ltd.		4.7500	9/26/2022	197,752
200,000	Itau Unibanco Holding SA		6.2000	12/21/2021	206,502
200,000	Itau Unibanco Holding SA 5 Year Treasury + 3.86 (c)		6.5000	3/19/2166	187,560
1,100,000	Malayan Banking Bhd 5 Year Swap + 2.54 (c)		3.9050	10/29/2026	1,084,699
350,000	Mitsubishi UFJ Financial Group, Inc. 3 Month LIBOR + 0.74 (c)		3.0607	3/2/2023	351,047
750,000	Morgan Stanley 3 Month LIBOR + 0.93 (c)		3.2771	7/22/2022	756,447
245,000	Morgan Stanley 3 Month LIBOR + 0.85 (c)		3.7370	4/24/2024	242,919
400,000	Multibank, Inc.		4.3750	11/9/2022	395,500
1,100,000	Oversea-Chinese Banking, Corp. Ltd. 5 Year Swap + 2.20 (c)		4.0000	10/15/2024	1,102,708
720,000	PNC Financial Services Group, Inc.		4.3750	8/11/2020	734,956
630,000	Royal Bank of Canada		3.2000	4/30/2021	628,839
225,000	Royal Bank of Scotland Group PLC 3 Month LIBOR + 1.48 (c)		3.4980	5/15/2023	218,020
255,000	Santander Holdings USA, Inc.		3.4000	1/18/2023	245,903
785,000	Sumitomo Mitsui Financial Group, Inc.		2.0580	7/14/2021	754,714
755,000	Toronto-Dominion Bank (The)		3.2500	6/11/2021	754,755
1,300,000	Union Bank of the Philippines		3.3690	11/29/2022	1,244,888
400,000	United Overseas Bank Ltd. 5 Year Swap + 1.65 (c)		2.8800	3/8/2027	382,388
1,000,000	United Overseas Bank Ltd. 5 Year Swap + 2.00 (c)		3.7500	9/19/2024	1,001,210
740,000	Westpac Banking Corp.		1.6000	8/19/2019	732,293
15,000	Westpac Banking Corp.		2.6500	1/25/2021	14,763
					26,185,723
	BEVERAGES - 0.0% *
125,000	Anheuser-Bush InBev Finance, Inc.		4.9000	2/1/2046	126,415

	BIOTECHNOLOGY - 0.1%
760,000	Celgene Corp.		2.8750	8/15/2020	755,010

	BUILDING MATERIALS - 0.0% *
90,000	Builders FirstSource, Inc. (b)		5.6250	9/1/2024	86,512
135,000	Owens Corning		4.4000	1/30/2048	111,799
					198,311
	CHEMICALS - 0.3%
600,000	Braskem Netherlands Finance BV		3.5000	1/10/2023	571,440
25,000	Hexion, Inc.		6.6250	4/15/2020	23,500
70,000	Hexion, Inc. (b)		10.3750	2/1/2022	68,075
250,000	Mosaic Co. (The)		4.0500	11/15/2027	241,854
500,000	Sherwin-Williams Co. (The)		2.2500	5/15/2020	492,672
700,000	UPL Corp. Ltd.		3.2500	10/13/2021	676,185
					2,073,726
	COAL - 0.0% *
90,000	Peabody Energy Corp. (b)		6.0000	3/31/2022	91,575
90,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (b)		7.5000	6/15/2025	92,700
					184,275
	COLLATERALIZED MORTGAGE OBLIGATIONS - 30.5%
	U.S. GOVERNMENT AGENCY - 7.0%
294,503	Fannie Mae REMICS 2005-2 S 1 Month LIBOR + 6.60 (c,d)		6.4031	2/25/2035	39,422
1,400,055	Fannie Mae REMICS 2005-104 NI 1 Month LIBOR + 6.70 (c,d)		6.5031	3/25/2035	54,912
523,346	Fannie Mae REMICS 2006-99 AS 1 Month LIBOR + 6.58 (c,d)		6.3831	10/25/2036	78,015
323,320	Fannie Mae REMICS 2006-119 PS 1 Month LIBOR + 6.70 (c,d)		6.5031	12/25/2036	38,320
554,066	Fannie Mae REMICS 2006-126 CS 1 Month LIBOR + 6.70 (c,d)		6.5031	1/25/2037	76,742
327,809	Fannie Mae REMICS 2009-41 ZA (d)		4.5000	6/25/2039	334,469
284,976	Fannie Mae REMICS 2009-98 DZ (d)		4.5000	12/25/2039	289,897
466,634	Fannie Mae REMICS 2010-76 ZK (d)		4.5000	7/25/2040	475,680
313,069	Fannie Mae REMICS 2010-115 SE 1 Month LIBOR + 6.00 (c,d)		5.8031	10/25/2040	44,193
159,785	Fannie Mae REMICS 2010-134 CS 1 Month LIBOR + 6.68 (c,d)		6.4831	12/25/2025	12,376
159,785	Fannie Mae REMICS 2010-134 SE 1 Month LIBOR + 6.65 (c,d)		6.4531	12/25/2025	12,423
288,475	Fannie Mae REMICS 2010-142 SC 1 Month LIBOR + 6.60 (c,d)		6.4031	12/25/2040	46,898
273,667	Fannie Mae REMICS 2011-18 UZ (d)		4.0000	3/25/2041	281,812
400,156	Fannie Mae REMICS 2011-74 KL (d)		5.0000	6/25/2040	411,456
655,897	Fannie Mae REMICS 2011-93 ES 1 Month LIBOR + 6.50 (c,d)		6.3031	9/25/2041	87,461
564,851	Fannie Mae REMICS 2011-111 EZ (d)		5.0000	11/25/2041	606,100
946,203	Fannie Mae REMICS 2012-3 DS 1 Month LIBOR + 5.95 (c,d)		5.7531	2/25/2042	109,280
1,300,705	Fannie Mae REMICS 2012-15 PZ (d)		4.0000	3/25/2042	1,319,426
2,980,969	Fannie Mae REMICS 2012-20 SA 1 Month LIBOR + 6.45 (c,d)		4.2342	3/25/2042	421,897
1,028,089	Fannie Mae REMICS 2012-56 FK 1 Month LIBOR + 0.45 (c,d)		2.6658	6/25/2042	1,032,025
1,395,587	Fannie Mae REMICS 2012-103 ZP (d)		3.0000	9/25/2042	1,202,148
1,361,869	Fannie Mae REMICS 2013-74 YS 1 Month LIBOR + 6.00 (c,d)		2.6763	7/25/2043	1,054,476
601,482	Fannie Mae REMICS 2013-122 DS 1 Month LIBOR + 5.40 (c,d)		2.7410	7/25/2043	436,117
979,153	Fannie Mae REMICS 2014-73 PS 1 Month LIBOR + 6.20 (c,d)		6.0031	11/25/2044	155,725
1,572,998	Fannie Mae REMICS 2015-95 AP (d)		3.0000	8/25/2042	1,531,478
2,123,514	Fannie Mae REMICS 2016-73 DZ (d) **		-	10/25/2046	1,873,566
847,879	Fannie Mae REMICS 2016-81 PA (d)		3.0000	2/25/2044	824,663
1,431,038	Fannie Mae REMICS 2018-15 JF 1 Month LIBOR + 0.30 (c,d)		2.5158	3/25/2048	1,427,225
965,285	Fannie Mae REMICS 2018-21 PO (d) **		-	4/24/2048	737,308
950,602	Fannie Mae REMICS 2018-27 JA (d)		3.0000	12/25/2047	905,818
966,340	Fannie Mae REMICS 2018-36 A (d)		3.0000	6/25/2048	930,380
970,606	Fannie Mae REMICS 2018-49 FB 1 Month LIBOR + 0.30 (c,d)		2.5158	7/25/2048	969,846
1,210,047	Fannie Mae REMICS 2018-55 FA 1 Month LIBOR + 0.30 (c,d)		2.5158	8/25/2048	1,208,552
1,493,008	Fannie Mae REMICS 2018-64 FA 1 Month LIBOR + 0.35 (c,d)		2.5658	9/25/2048	1,495,067
995,640	Fannie Mae REMICS 2018-71 FA 1 Month LIBOR + 0.30 (c,d)		2.5158	9/25/2048	994,251
89,000	Fannie Mae-Aces 2016-M3 A2		2.7020	2/25/2026	84,749
67,000	Freddie Mac Multifamily Structured Pass Through Certificates K050 A2 (c,d)		3.3340	8/25/2025	66,809
87,000	Freddie Mac Multifamily Structured Pass Through Certificates K053 A2 (d)		2.9950	12/25/2025	84,790
10,470,834	Freddie Mac Multifamily Structured Pass Through Certificates K722 X1 (c,d) **		-	3/25/2023	487,915
240,626	Freddie Mac REMICS 2663 ZP (d)		5.0000	8/15/2033	254,258
106,378	Freddie Mac REMICS 2909 Z (d)		5.0000	12/15/2034	112,446
222,751	Freddie Mac REMICS 3257 SI 1 Month LIBOR + 6.32 (c,d)		6.1243	12/15/2036	28,758
884,522	Freddie Mac REMICS 3404 SA 1 Month LIBOR + 6.00 (c,d)		5.8043	1/15/2038	104,308
816,989	Freddie Mac REMICS 3753 SB 1 Month LIBOR + 6.00 (c,d)		5.8043	11/15/2040	117,220
169,371	Freddie Mac REMICS 3770 SP 1 Month LIBOR + 6.50 (c,d)		6.3043	11/15/2040	12,128
903,021	Freddie Mac REMICS 3792 SE 1 Month LIBOR + 9.86 (c,d)		5.5431	1/15/2041	848,606
52,158	Freddie Mac REMICS 3818 JA (d)		4.5000	1/15/2040	52,342
509,354	Freddie Mac REMICS 3926 FS 1 Month LIBOR + 6.58 (c,d)		6.3843	9/15/2041	92,601
444,108	Freddie Mac REMICS 3957 DZ (d)		3.5000	11/15/2041	431,615
417,772	Freddie Mac REMICS 3957 HZ (d)		4.0000	11/15/2041	423,543
939,822	Freddie Mac REMICS 3984 DS 1 Month LIBOR + 5.95 (c,d)		5.7543	1/15/2042	119,491
1,300,691	Freddie Mac REMICS 3998 AZ (d)		4.0000	2/15/2042	1,316,334
2,090,643	Freddie Mac REMICS 4089 SH 1 Month LIBOR + 6.00 (c,d)		3.8416	8/15/2042	268,134
488,046	Freddie Mac REMICS 4229 MS 1 Month LIBOR + 7.70 (c,d)		3.9227	7/15/2043	405,673
2,829,127	Freddie Mac REMICS 4255 GS 1 Month LIBOR + 6.15 (c,d)		5.9543	9/15/2043	416,846
646,776	Freddie Mac REMICS 4291 MS 1 Month LIBOR + 5.90 (c,d)		5.7043	1/15/2054	88,735
1,959,283	Freddie Mac REMICS 4314 MS 1 Month LIBOR + 6.10 (c,d)		5.9043	7/15/2043	214,037
1,065,364	Freddie Mac REMICS 4391 MA (d)		3.0000	7/15/2040	1,043,707
2,000,000	Freddie Mac REMICS 4435 SA + 1 Month LIBOR 9.90 (c,d)		5.5831	1/15/2041	1,989,237
5,635,301	Freddie Mac REMICS 4440 ZD (d)		2.5000	2/15/2045	4,698,883
3,370,125	Freddie Mac REMICS 4703 FA + 1 Month LIBOR 0.35 (c,d)		2.5084	7/15/2047	3,368,897
932,652	Freddie Mac REMICS 4734 A (d)		3.0000	7/15/2042	913,976
935,557	Freddie Mac REMICS 4768 CA (d)		3.5000	3/15/2044	932,194
957,689	Freddie Mac REMICS 4768 FG + 1 Month LIBOR 0.30 (c,d)		2.4584	3/15/2048	955,164
1,478,483	Freddie Mac REMICS 4818 FC + 1 Month LIBOR 0.30 (c,d)		2.4584	4/15/2048	1,479,610
1,854,992	Government National Mortgage Association 2010-35 DS 1 Month LIBOR + 5.68 (c,d)		5.4858	3/20/2040	232,518
2,864,379	Government National Mortgage Association 2010-121 SE 1 Month LIBOR + 6.00 (c,d)		5.8058	9/20/2040	370,043
1,674,535	Government National Mortgage Association 2011-69 SC 1 Month LIBOR + 5.38 (c,d)		5.1858	5/20/2041	174,036
1,629,074	Government National Mortgage Association 2013-102 BS 1 Month LIBOR + 6.15 (c,d)		5.9558	3/20/2043	200,776
2,323,291	Government National Mortgage Association 2013-119 TZ (d)		3.0000	8/20/2043	2,128,907
186,580	Government National Mortgage Association 2013-120 GS 1 Month LIBOR + 5.40 (c,d)		2.8017	8/20/2043	133,458
391,003	Government National Mortgage Association 2013-148 DS 1 Month LIBOR + 5.68 (c,d)		5.4810	10/16/2043	44,487
1,600,594	Government National Mortgage Association 2013-186 SG 1 Month LIBOR + 6.25 (c,d)		6.0510	2/16/2043	204,990
1,057,454	Government National Mortgage Association 2013-188 MS 1 Month LIBOR + 5.55 (c,d)		5.3510	12/16/2043	125,404
2,000,768	Government National Mortgage Association 2014-5 SA 1 Month LIBOR + 5.55 (c,d)		5.3558	1/20/2044	248,822
2,403,964	Government National Mortgage Association 2014-58 SG 1 Month LIBOR + 5.60 (c,d)		5.4010	4/16/2044	257,689
2,021,353	Government National Mortgage Association 2014-76 SA 1 Month LIBOR + 5.60 (c,d)		5.4058	1/20/2040	237,046
860,055	Government National Mortgage Association 2014-95 CS 1 Month LIBOR + 6.25 (c,d)		6.0510	6/16/2044	104,977
1,858,625	Government National Mortgage Association 2014-145 CS 1 Month LIBOR + 5.60 (c,d)		5.4010	5/16/2044	249,732
1,121,892	Government National Mortgage Association 2014-156 PS 1 Month LIBOR + 6.25 (c,d)		6.0558	10/20/2044	158,607
					47,803,922
	WHOLE LOAN COLLATERAL - 11.7%
416,315	Adjustable Rate Mortgage Trust 2005-2 6M2 1 Month LIBOR + 0.98 (c)		3.1958	6/25/2035	403,446
930,658	Alternative Loan Trust 2006-14CB A8		6.0000	6/25/2036	773,273
1,631,817	Alternative Loan Trust 2006-41CB 1A9		6.0000	1/25/2037	1,372,488
1,584,969	Alternative Loan Trust 2006-41CB 2A15		5.7500	1/25/2037	1,383,953
2,587,246	Alternative Loan Trust 2007-22 2A16		6.5000	9/25/2037	1,796,697
296,092	Alternative Loan Trust 2007-J2 2A1		6.0000	7/25/2037	288,294
2,269,340	American Home Mortgage Investment Trust 2006-1 2A1 6 Month LIBOR + 1.75 (c)		4.2839	12/25/2035	1,039,921
297,952	Angel Oak Mortgage Trust I LLC 2018-3 A1 (b,c)		3.6490	9/25/2048	298,301
347,610	Angel Oak Mortgage Trust I LLC 2018-3 A2 (b,c)		3.7510	9/25/2048	347,594
347,610	Angel Oak Mortgage Trust I LLC 2018-3 A3 (b,c)		3.8530	9/25/2048	347,592
928,466	Arroyo Mortgage Trust 2018-1 A3 (b,c)		4.2180	4/25/2048	929,981
4,500,000	Bank of America Funding 2005-B 3M1 Trust 1 Month LIBOR + 0.68 (c)		2.8402	4/20/2035	4,509,259
271,062	Bank of America Funding 2006-3A1 Trust		5.7500	3/25/2036	276,835
1,153,106	Bank of America Funding 2007-1 Trust TA3B (e)		5.9426	1/25/2037	1,091,160
413,564	Bank of America Mortgage 2007-1 Trust 2A17		6.0000	1/25/2037	385,479
1,864,338	BCAP LLC 2010-RR6 Trust 1716 (b,c)		6.0000	7/26/2036	1,408,937
77,325	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A		5.0000	5/25/2034	77,176
325,125	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1 (c)		3.6091	2/20/2035	328,297
466,048	CHL Mortgage Pass-Through Trust 2007-5 A51		5.7500	5/25/2037	398,487
2,268,734	CHL Mortgage Pass-Through Trust 2007-8 1A24		6.0000	1/25/2038	1,839,420
504,406	CHL Mortgage Pass-Through Trust 2007-12 A9		5.7500	8/25/2037	449,352
2,000,000	CIM Trust 2016-2RR B2 (b,c)		8.2353	2/27/2056	1,943,605
2,000,000	CIM Trust 2016-3RR B2 (b,c)		7.6415	2/27/2056	1,940,243
2,574,495	CIM Trust 2017-8 A1 (b,c)		3.0000	12/25/2065	2,516,182
1,679	Citicorp Mortgage Securities Trust Series 2007-2 3A1		5.5000	2/25/2037	1,676
1,255,538	Citigroup Mortgage Loan Trust 2011-12 1A2 (b,c)		3.7766	4/25/2036	1,056,170
2,975,965	Citigroup Mortgage Loan Trust 2018-A A1 (b,c)		4.0000	1/25/2068	2,963,722
150,765	CitiMortgage Alternative Loan Trust Series 2007-A1 2A1		5.5000	1/25/2022	150,522
915,514	Civic Mortgage LLC 2018-1 A1 (b,e)		3.8915	6/25/2022	915,535
1,918,974	COLT 2018-1 Mortgage Loan Trust A1 (b,c)		2.9300	2/25/2048	1,908,849
1,300,000	COLT 2018-3 Mortgage Loan Trust A1 (b,c)		3.6920	10/26/2048	1,302,306
900,000	COLT 2018-3 Mortgage Loan Trust A2 (b,c)		3.7630	10/26/2048	899,958
800,000	COLT 2018-3 Mortgage Loan Trust A3 (b,c)		3.8650	10/26/2048	799,959
754,406	Credit Suisse First Boston Mortgage Securities Corp. 2002-AR28 2A1 (c)		3.6968	11/25/2032	745,449
154,007	Credit Suisse First Boston Mortgage Securities Corp. 2005-8 1A3		5.2500	9/25/2035	140,861
879,995	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 5A12		5.5000	10/25/2035	775,653
152,066	CSMC Mortgage-Backed Trust 2006-7 1A3		5.0000	8/25/2036	129,761
348,069	CSMC Mortgage-Backed Trust 2006-9 2A1		5.5000	11/25/2036	314,109
397,964	CSMC Mortgage-Backed Trust 2007-1 5A14		6.0000	2/25/2037	347,433
283,795	CSMC Series 2010-4R 3A17 (b,c)		6.0000	6/26/2037	268,600
756,427	CSMC Series 2011-5R 6A9 (b,c)		3.8283	11/27/2037	760,028
1,000,000	CSMC Series 2011-12R 3A5 (b,c)		3.7346	7/27/2036	964,477
183,943	CSMC Trust 2013-3R 1A1 (b,c)		3.1936	4/27/2035	181,838
1,000,000	Deephaven Residential Mortgage Trust 2018-3A A2 (b,c)		3.8910	8/25/2058	1,002,500
744,016	Ellington Financial Mortgage Trust 2017-1 A1 (b,c)		2.6870	10/25/2047	733,285
744,016	Ellington Financial Mortgage Trust 2017-1 A2 (b,c)		2.7390	10/25/2047	730,750
558,012	Ellington Financial Mortgage Trust 2017-1 A3 (b,c)		2.8410	10/25/2047	547,294
209,859	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (c)		3.7765	5/25/2035	173,368
2,225	GSR Mortgage Loan Trust 2004-2F 14A1		5.5000	9/25/2019	2,224
342,928	GSR Mortgage Loan Trust 2005-AR7 3A1 (c)		4.5390	11/25/2035	328,693
823,481	GSR Mortgage Loan Trust 2006-AR1 3A1 (c)		3.9081	1/25/2036	807,785
483,673	GSR Mortgage Loan Trust 2007-1F 2A2		5.5000	1/25/2037	574,025
246,285	HomeBanc Mortgage Trust 2005-3 A1 1 Month LIBOR + 0.24 (c)		2.4558	7/25/2035	244,595
855,316	Homeward Opportunities Fund I Trust 2018-1 A1 (b,c)		3.7660	6/25/2048	855,327
1,140,422	Homeward Opportunities Fund I Trust 2018-1 A2 (b,c)		3.8970	6/25/2048	1,140,415
1,306,733	Homeward Opportunities Fund I Trust 2018-1 A3 (b,c)		3.9990	6/25/2048	1,306,746
1,775,357	HSI Asset Loan Obligation Trust 2007-AR1 (c)		3.8581	1/25/2037	1,528,678
1,540,570	IndyMac IMSC Mortgage Loan Trust 2007-F2 1A4		6.0000	7/25/2037	1,406,695
26,275	JP Morgan Mortgage Trust 2007-S1 1A1		5.0000	3/25/2022	25,366
877,485	JP Morgan Mortgage Trust 2007-S2 1A11		6.0000	6/25/2037	697,793
2,467,840	JP Morgan Mortgage Trust 2007-S2 1A15		6.7500	6/25/2037	2,082,742
1,002,905	Lehman Mortgage Trust 2005-1 2A4		5.5000	11/25/2035	948,346
436,238	Lehman Mortgage Trust 2006-1 1A3		5.5000	2/25/2036	371,779
378,130	Lehman Mortgage Trust 2006-2 2A3		5.7500	4/25/2036	379,376
311,286	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (c)		4.1777	4/25/2036	283,382
628,830	Merrill Lynch Mortgage Investors Trust Series 2006-AF2		6.2500	10/25/2036	517,498
3,067	Morgan Stanley Mortgage Loan Trust 2004-1 1A1		5.0000	11/25/2018	3,336
774,108	Morgan Stanley Mortgage Loan Trust 2005-9AR 2A (c)		4.0171	12/25/2035	730,365
185,554	Morgan Stanley Mortgage Loan Trust 2006-7 3A (c)		5.0455	6/25/2036	160,655
997,227	Morgan Stanley Mortgage Loan Trust 2007-12 3A4		6.2500	8/25/2037	808,018
354,480	Morgan Stanley Reremic Trust 2012-R3 2A 1 Month LIBOR + 0.23 (b,c)		2.2936	2/26/2037	350,096
1,252,461	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 11A1A (e)		5.9950	3/25/2047	1,131,255
12,876	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5 2AN (c)		5.6750	12/25/2035	13,045
194,434	PHH Alternative Mortgage Trust Series 2007-2 3A1		6.0000	5/25/2037	176,934
312,594	RALI Series 2006-QA1 1A21 Trust (c)		4.7008	1/25/2036	282,262
1,097,962	RALI Series 2006-QO10 Trust A1 1 Month LIBOR + 0.16 (c)		2.3758	1/25/2037	1,055,265
285,543	RALI Series 2006-QS10 Trust A9		6.5000	8/25/2036	265,252
514,800	RALI Series 2006-QS12 2A3 Trust		6.0000	9/25/2036	487,325
1,589,166	RALI Series 2007-QH5 AI1 Trust 1 Month LIBOR + 0.21 (c)		2.4258	6/25/2037	1,407,643
373,895	RALI Series 2007-QS6 A6 Trust		6.2500	4/25/2037	351,146
579,847	Residential Asset Securitization Trust 2004-A9		5.7500	12/25/2034	588,169
402,690	Residential Asset Securitization Trust 2006-A2 A3		6.0000	1/25/2046	293,627
251,652	Residential Asset Securitization Trust 2006-A6 2A11		6.0000	7/25/2036	215,270
399,724	Residential Asset Securitization Trust 2006-A11 1A4		6.2500	10/25/2036	395,361
571,755	Residential Asset Securitization Trust 2007-A1 A8		6.0000	3/25/2037	370,211
423,655	Residential Asset Securitization Trust 2007-A3 1A1 1 Month LIBOR + 0.45 (c)		2.6658	4/25/2037	231,588
55,259	Residential Asset Securitization Trust 2007-A3 1A2 1 Month LIBOR + 46.38 (c)		29.3955	4/25/2037	91,632
185,857	RFMSI Series 2006-S3 Trust A7		5.5000	3/25/2036	179,249
311,845	RFMSI Series 2006-S7 Trust A3		6.2500	8/25/2036	296,706
123,236	RFMSI Series 2006-S7 Trust A7		6.2500	8/25/2036	117,254
1,252,439	RFMSI Series 2006-S12 Trust 2A6		6.0000	12/25/2036	1,209,039
569,608	RFMSI Series 2007-S1 A5 Trust		6.0000	1/25/2037	543,437
209,449	RFMSI Series 2007-S2 A4 Trust		6.0000	2/25/2037	196,884
524,182	RFMSI Series 2007-S6 Trust 1A11		6.0000	6/25/2037	494,935
1,216,263	Sequoia Mortgage Trust 2013-1 2A1 (c)		1.8550	2/25/2043	1,080,720
1,909,944	Starwood Mortgage Residential Trust 2018-IMC1 (b,c)		3.8950	3/25/2048	1,909,899
23,944	Structured Asset Securities Corp Mortgage Pass-through Certificates 2004-11XS 2A2 (e)		5.4000	6/25/2034	40,618
2,235,221	Verus Securitization Trust 2018-1 A1 (b,c)		2.9290	2/25/2048	2,204,831
578,983	WaMu Mortgage Pass-Through Certificates Series 2005-AR14 Trust 2A1 (c)		3.7072	12/25/2035	561,181
942,572	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust 2A8		6.0000	11/25/2035	904,166
1,365,543	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust 1A2		6.0000	4/25/2037	1,187,031
497,240	Wells Fargo Alternative Loan 2007-PA3 Trust 1A4		5.7500	7/25/2037	463,486
226,858	Wells Fargo Mortgage Backed Securities 2006-2 Trust 3A1		5.7500	3/25/2036	221,344
169,182	Wells Fargo Mortgage Backed Securities 2007-3 Trust 1A4		6.0000	4/25/2037	168,207
143,518	Wells Fargo Mortgage Backed Securities 2007-7 Trust A38		6.0000	6/25/2037	143,877
797,827	Wells Fargo Mortgage Backed Securities 2007-10 Trust 1A5		6.0000	7/25/2037	795,387
71,141	Wells Fargo Mortgage Backed Securities 2007-13 Trust A6		6.0000	9/25/2037	71,242
					79,659,488
	COMMERCIAL MBS - 11.8%
418,374	AREIT 2018-CRE1 Trust A 1 Month LIBOR + 0.85 (b,c)		2.9844	2/15/2035	418,113
722,894	Ashford Hospitality Trust 2018-ASHF 1 Month LIBOR + 0.90 (b,c)		3.0584	4/15/2035	726,679
1,229,000	Atrium Hotel Portfolio Trust 2017-ATRM E 1 Month LIBOR + 3.05 (b,c)		5.2084	11/15/2019	1,234,377
780,000	Atrium Hotel Portfolio Trust 2018-ATRM A 1 Month LIBOR + 0.95 (b,c)		3.1084	6/15/2035	780,976
195,000	Atrium Hotel Portfolio Trust 2018-ATRM E 1 Month LIBOR + 3.40 (b,c)		5.5584	6/15/2035	195,732
923,000	Bancorp. Commercial Mortgage 2018 CRE4 Trust 1 Month LIBOR + 0.90 (b,c)		3.0700	9/15/2035	924,154
3,707,135	BANK 2018-BNK10 XA (c)		0.8948	2/15/2061	204,780
101,000	BBCMS 2017-DELC Mortgage Trust C 1 Month LIBOR + 1.20 (b,c)		3.3584	8/15/2036	101,001
115,000	BBCMS 2017-DELC Mortgage Trust D 1 Month LIBOR + 1.70 (b,c)		3.8584	8/15/2036	115,000
240,000	BBCMS 2017-DELC Mortgage Trust E 1 Month LIBOR + 2.50 (b,c)		4.6584	8/15/2036	240,598
230,000	BBCMS 2017-DELC Mortgage Trust F 1 Month LIBOR + 3.50 (b,c)		5.6584	8/15/2036	231,147
598,000	BBCMS 2017-GLKS Mortgage Trust E 1 Month LIBOR + 2.85 (b,c)		5.0084	11/15/2034	598,370
485,000	BBCMS 2018-TALL Mortgage Trust A 1 Month LIBOR + 0.72 (b,c)		2.8804	3/15/2037	484,696
7,819,534	BBCMS Mortgage Trust 2017-C1 XA (c)		1.6828	2/15/2050	731,095
298,000	BBCMS Trust 2018-CBM E 1 Month LIBOR + 3.15 (b,c)		5.3084	7/15/2037	299,114
32,734,000	BB-UBS Trust 2012-SHOW XA (b,c)		0.7300	11/5/2024	1,115,529
18,022,000	BB-UBS Trust 2012-SHOW XB (b,c)		0.2780	11/5/2024	191,258
784,000	BHMS 2018-ATLS A 1 Month LIBOR + 1.25 (b,c)		3.4084	7/15/2035	784,787
248,280	BSPRT 2017 FL2 Issuer Ltd. A 1 Month LIBOR + 0.82 (b,c)		2.9784	10/1/2034	248,140
124,000	BSPRT 2017 FL2 Issuer Ltd. AS 1 Month LIBOR + 1.10 (b,c)		3.2584	10/1/2034	123,964
124,000	BSPRT 2017 FL2 Issuer Ltd. B 1 Month LIBOR + 1.40 (b,c)		3.5584	10/1/2034	124,301
307,000	BX Commercial Mortgage Trust 2018-BIOA D 1 Month LIBOR + 1.32 (b,c)		3.4795	3/15/2037	307,576
734,000	BX Commercial Mortgage Trust 2018-BIOA E 1 Month LIBOR + 1.95 (b,c)		4.1095	3/15/2037	736,298
207,000	BX Trust 2017-IMC D 1 Month LIBOR + 2.25 (b,c)		4.4084	10/15/2032	207,518
334,000	BX Trust 2017-IMC E 1 Month LIBOR + 3.25 (b,c)		5.4084	10/15/2032	335,148
220,157	BX Trust 2017-SLCT D 1 Month LIBOR + 2.05 (b,c)		4.2084	7/15/2034	220,781
362,193	BX Trust 2017-SLCT E 1 Month LIBOR + 3.15 (b,c)		5.3084	7/15/2034	364,235
1,836,000	BX Trust 2018-BILT A 1 Month LIBOR + 0.80 (b,c)		2.9584	5/15/2035	1,836,002
714,000	BX Trust 2018-GW A 1 Month LIBOR + 0.80 (b,c)		2.9584	5/15/2035	711,759
100,000	BX Trust 2018-GW D 1 Month LIBOR + 1.77 (b,c)		3.9284	5/15/2035	100,563
419,000	BX Trust 2018-MCSF F 1 Month LIBOR + 2.65 (b,c)		4.8049	4/15/2035	414,922
599,000	BXMT 2017-FL1 Ltd. C 1 Month LIBOR + 1.95 (b,c)		4.1084	6/15/2035	602,365
2,425,547	CD 2017-CD3 Mortgage Trust XA (c)		1.1886	2/10/2050	161,829
2,897,333	CD 2017-CD4 Mortgage Trust XA (c)		1.4763	5/10/2050	233,565
6,339,488	CFCRE 2017-C8 XA		1.8312	6/15/2050	631,039
2,302,000	CFCRE 2017-C8 XB		1.1215	6/15/2050	160,988
1,081,000	CFCRE Commercial Mortgage Trust 2018-TAN B (b)		4.6900	2/15/2033	1,092,708
1,081,000	CFCRE Commercial Mortgage Trust 2018-TAN C (b)		5.2948	2/15/2033	1,097,176
649,000	CFCRE Commercial Mortgage Trust 2018-TAN D (b)		6.0994	2/15/2033	661,359
725,000	CGGS Commercial Mortgage Trust 2018-WSS D 1 Month LIBOR + 2.30 (b,c)		4.4584	2/15/2020	729,535
391,000	CHT 2017-COSMO Mortgage Trust E 1 Month LIBOR + 3.00 (b,c)		5.1584	11/15/2034	394,485
209,000	CHT 2017-COSMO Mortgage Trust F 1 Month LIBOR + 3.74 (b,c)		5.8996	11/15/2034	210,541
108,000	Citigroup Commercial Mortgage Trust		2.9020	7/10/2026	101,737
90,000	Citigroup Commercial Mortgage Trust		3.7200	11/10/2026	89,652
685,468	Citigroup Commercial Mortgage Trust 2012-GC8 XA (b,c)		2.0531	9/10/2045	36,873
7,441,649	Citigroup Commercial Mortgage Trust 2014-GC21 XA (c)		1.3569	5/10/2047	372,076
4,521,737	Citigroup Commercial Mortgage Trust 2014-GC25 XA (c)		1.0540	10/10/2047	224,060
131,000	Citigroup Commercial Mortgage Trust 2015-GC27 C (c)		4.5755	2/10/2048	128,113
552,600	Citigroup Commercial Mortgage Trust 2015-GC27 D (b,c)		4.5770	2/10/2048	502,725
354,000	Citigroup Commercial Mortgage Trust 2016-GC36 D (b)		2.8500	2/10/2049	284,708
1,981,708	Citigroup Commercial Mortgage Trust 2016-GC36 XA (c)		1.4633	2/10/2049	143,395
4,651,638	Citigroup Commercial Mortgage Trust 2016-P3 XA (c)		1.8663	4/15/2049	426,138
1,069,476	Citigroup Commercial Mortgage Trust 2016-P5 XA (c)		1.6865	10/10/2049	90,145
150,000	Citigroup Commercial Mortgage Trust 2018-C5 C (c)		4.8788	6/10/2051	152,070
796,000	Citigroup Commercial Mortgage Trust 2018-TBR D 1 Month LIBOR + 1.80 (b,c)		3.9584	12/15/2019	798,985
414,000	CLNS Trust 2017-IKPR D 1 Month LIBOR + 2.05 (b,c)		4.1810	6/11/2032	416,077
414,000	CLNS Trust 2017-IKPR E 1 Month LIBOR + 3.50 (b,c)		5.6310	6/11/2032	416,848
38,000	CLNS Trust 2017-IKPR F 1 Month LIBOR + 4.50 (b,c)		6.6310	6/11/2032	38,333
338,000	Cold Storage Trust 2017-ICE3 A 1 Month LIBOR + 1.00 (b,c)		3.1584	4/15/2024	338,840
412,000	Cold Storage Trust 2017-ICE3 C 1 Month LIBOR + 1.35 (b,c)		3.5084	4/15/2024	413,803
809,841	COMM 2012-CCRE3 Mortgage Trust XA (c)		2.0686	10/15/2045	49,494
152,000	COMM 2012-CR4 D		4.7258	11/15/2022	80,221
791,973	COMM 2012-LC4 Mortgage XA Trust (b,c)		2.3801	12/10/2044	41,249
8,641,069	COMM 2013-CCRE12 Mortgage Trust XA (c)		1.3853	10/10/2046	391,944
100,000	COMM 2014-CCRE20 Mortgage Trust C (c)		4.6576	11/10/2047	98,488
344,000	COMM 2014-LC15 Mortgage Trust D (b,c)		5.1068	4/10/2047	313,411
563,625	COMM 2014-UBS4 E Mortgage Trust (b)		3.7500	8/10/2047	387,610
644,150	COMM 2014-UBS4 F Mortgage Trust (b)		3.7500	8/10/2047	339,510
1,207,795	COMM 2014-UBS4 G Mortgage Trust (b)		3.7500	8/10/2047	323,568
5	COMM 2014-UBS4 V Mortgage Trust (b,c)		0.0010	8/10/2047	-
21,073,436	COMM 2015-CCRE22 Mortgage Trust XA (c)		1.1132	3/10/2048	854,226
53,000	COMM 2016-DC2 Mortgage Trust C (c)		4.7957	2/10/2049	52,124
976,804	COMM 2016-DC2 XA Mortgage Trust (c)		1.1991	2/10/2049	55,873
111,000	COMM 2016-GCT Mortgage E Trust (b,c)		3.5768	8/10/2021	106,457
-	COMM 2017-COR2 XA Mortgage Trust (c)		1.1860	9/10/2050	-
1,226,000	COMM 2018-HCLV Mortgage Trust A 1 Month LIBOR + 1.00 (b,c)		3.0000	9/15/2033	1,223,039
132,000	COMM 2018-HCLV Mortgage Trust C 1 Month LIBOR + 1.70 (b,c)		3.7000	9/15/2033	131,659
396,000	COMM 2018-HCLV Mortgage Trust D 1 Month LIBOR + 2.18 (b,c)		4.1766	9/15/2033	393,723
7,578,155	Commercial Mortgage Trust		1.5055	1/10/2023	357,600
88,000	Commercial Mortgage Pass Through Certificates C (c)		4.6470	2/10/2049	88,563
177,512	Commercial Mortgage Trust 2006-GG7 AM (c)		6.0208	7/10/2038	177,470
81,682	Credit Suisse Commercial Mortgage Trust Series 2008-C1 AM (b,c)		6.1701	2/15/2041	81,281
1,798,021	Credit Suisse Mortgage Trust		4.5000	3/25/2021	1,814,727
1,400,000	Credit Suisse Mortgage Trust		4.1250	10/25/2048	1,331,764
1,943,447	CSAIL 2015-C1 Commercial Mortgage Trust XA (c)		0.9510	4/15/2050	82,015
7,943,080	CSAIL 2017-C8 Commercial Mortgage Trust XA (c)		1.4015	6/15/2050	567,414
10,027,408	CSAIL 2017-CX9 Commercial Mortgage Trust XA (c)		1.0357	9/15/2050	460,108
10,546,515	CSAIL 2017-CX10 Commercial Mortgage Trust XA (c)		0.8657	11/15/2027	533,000
11,184,931	CSAIL 2018-CX12 Commercial Mortgage Trust XA (c)		0.7846	8/15/2051	525,211
623,000	CSMC Trust 2017-CHOP D 1 Month LIBOR + 1.90 (b,c)		4.0584	7/15/2032	624,558
57,000	CSMC Trust 2017-CHOP E 1 Month LIBOR + 3.30 (b,c)		5.4584	7/15/2032	57,356
171,000	CSMC Trust 2017-LSTK C (b)		3.2294	4/5/2021	168,564
204,000	CSMC Trust 2017-LSTK D (b,c)		3.4415	4/5/2021	199,548
1,210,000	CSWF 2018-TOP A 1 Month LIBOR + 1.00 (b,c)		3.0627	8/15/2035	1,210,167
109,947	GE Commercial Mortgage Corp. Series 2007-C1 Trust AM (c)		5.6060	12/10/2049	108,993
776,000	GPMT 2018-FL1 Ltd. A 1 Month LIBOR + 0.90 (b,c)		3.0824	12/19/2035	776,000
784,000	GPT 2018-GPP Mortgage Trust B 1 Month LIBOR + 1.28 (b,c)		3.4384	6/15/2035	784,491
160,000	Great Wolf Trust 2017 D 1 Month LIBOR + 2.10 (b,c)		4.4084	9/15/2034	160,649
249,000	Great Wolf Trust 2017 E 1 Month LIBOR + 3.10 (b,c)		5.4084	9/15/2034	250,245
132,000	Great Wolf Trust 2017 F 1 Month LIBOR + 4.07 (b,c)		6.3784	9/15/2034	132,660
19,905	GS Mortgage Securities Trust 2013-GCJ14 A2		2.9950	8/10/2046	19,892
634,000	GS Mortgage Securities Trust 2014-GC26 D (b,c)		4.6591	11/10/2047	551,625
8,057,607	GS Mortgage Securities Trust 2015-GC28 XA (c)		1.2631	2/10/2048	355,931
147,000	GS Mortgage Securities Trust 2015-GC34 D		2.9790	10/10/2048	118,729
117,000	GS Mortgage Securities Trust 2017-GS8 C (c)		4.3376	11/10/2027	114,468
255,000	GS Mortgage Securities Corp. Trust 2017-500K E 1 Month LIBOR + 1.50 (b,c)		3.6584	7/15/2032	255,476
175,000	GS Mortgage Securities Corp. Trust 2017-500K F 1 Month LIBOR + 1.80 (b,c)		3.9584	7/15/2032	175,491
1,055,000	GS Mortgage Securities Trust 2018-3PCK A 1 Month LIBOR + 1.45 (b,c)		3.6000	9/15/2021	1,056,319
290,000	GS Mortgage Securities Trust 2018-TWR G 1 Month LIBOR + 3.92 (b,c)		6.0831	7/15/2031	290,013
511,000	Hilton Orlando Trust 2018-ORL B 1 Month LIBOR + 1.05 (b,c)		3.2084	12/15/2034	511,002
2,000,000	Jamestown CLO Ltd.		3.8475	10/20/2028	2,002,337
968,000	JP Morgan Chase Commercial Mortgage Securities Trust		4.3470	12/27/2018	961,303
30,961	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (c)		0.4197	5/15/2045	42
201,141	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AM		5.3720	5/15/2047	201,690
638,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AMS		5.3370	5/15/2047	639,627
41,148	JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1 AM (c)		5.9526	2/15/2051	40,950
281,126	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM (c)		5.4660	6/12/2047	280,867
92,969	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 AM (c)		5.4640	1/15/2049	93,137
139,388	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM (c)		6.1842	6/5/2049	141,637
650,000	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 E (b,c)		5.8654	2/15/2046	640,258
665,106	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA (c)		1.5828	5/15/2045	31,089
1,668,502	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (c)		1.8209	10/15/2045	92,814
586,161	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA (c)		1.6533	6/15/2045	22,341
34,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 B		3.4595	8/15/2049	32,496
26,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 C (c)		3.9436	8/15/2049	24,849
119,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI E (b,c)		4.1426	10/5/2021	115,705
167,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI C 1 Month LIBOR + 1.25 (b,c)		3.3826	7/15/2034	167,261
156,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI D 1 Month LIBOR + 1.95 (b,c)		4.0826	7/15/2034	156,488
139,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI E 1 Month LIBOR + 2.95 (b,c)		5.0826	7/15/2034	139,522
194,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI F 1 Month LIBOR + 3.75 (b,c)		5.8826	7/15/2034	194,849
1,064,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 A 1 Month LIBOR + 0.80 (b,c)		2.9584	2/15/2035	1,064,000
1,109,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 B 1 Month LIBOR + 1.10 (b,c)		3.2584	2/15/2035	1,109,693
144,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 C 1 Month LIBOR + 1.30 (b,c)		3.4584	2/15/2035	144,180
233,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 D 1 Month LIBOR + 2.05 (b,c)		4.2084	2/15/2035	234,165
784,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ A 1 Month LIBOR + 1.00 (b,c)		3.1584	6/15/2032	784,983
127,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ C 1 Month LIBOR + 1.60 (b,c)		3.7584	6/15/2032	127,556
127,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ D 1 Month LIBOR + 2.10 (b,c)		4.2584	6/15/2032	127,873
786,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT EFL 1 Month LIBOR + 2.60 (b,c)		4.7095	7/5/2023	784,040
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FFX (b)		5.5422	7/5/2023	976,646
1,741,618	JPMBB Commercial Mortgage Securities Trust 2014-C21 XA (c)		1.1886	8/15/2047	79,322
9,672,768	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (c)		0.9905	11/15/2047	382,735
115,000	JPMBB Commercial Mortgage Securities Trust 2014-C26 C (c)		4.4266	1/15/2048	113,634
907,962	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA (c)		1.1628	1/15/2048	37,929
127,500	JPMBB Commercial Mortgage Securities Trust 2015-C27 D (b,c)		3.8451	2/15/2048	116,500
174,000	JPMBB Commercial Mortgage Securities Trust 2015-C29 C (c)		4.3172	5/15/2048	168,374
105,000	JPMBB Commercial Mortgage Securities Trust 2015-C32 C (c)		4.8171	11/15/2048	105,211
87,000	JPMBB Commercial Mortgage Securities Trust 2015-C33 C (c)		4.7710	12/15/2048	87,445
86,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 C (c)		4.9049	3/15/2049	87,503
13,216,221	JPMDB Commercial Mortgage Securities Trust 2017-C5 XA (c)		1.1713	3/15/2050	824,232
143,454	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (b,c)		0.6823	11/15/2038	37
119,545	LB-UBS Commercial Mortgage Trust 2006-C7 XW (b,c)		0.6823	11/15/2038	31
542,000	LCCM Mortgage Trust 2014-PKMD MRC (b,c)		2.9520	11/14/2027	536,639
789,000	Loancore 2018-CRE1 Issuer		3.2884	5/15/2028	790,892
19,505	Merrill Lynch Mortgage Trust 2006-C1 AJ (c)		5.8618	5/12/2039	19,666
15,055	Merrill Lynch Mortgage Trust 2007-C1 AM (c)		5.9998	6/12/2050	15,100
1,209,000	Monarch Beach Resort Trust 2018-MBR MZ A 1 Month LIBOR + 0.92 (b,c)		3.0784	7/15/2035	1,210,511
500,000	Monarch Beach Resort Trust 2018-MBR MZ M 1 Month LIBOR + 4.96 (b,c)		7.1184	7/15/2025	499,988
688,459	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (b,c)		1.5245	8/15/2045	29,869
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 C (c)		4.4893	10/15/2047	123,073
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 C		4.0000	12/15/2047	119,025
72,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 C (c)		4.6798	10/15/2048	73,335
60,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D (b)		3.0600	11/15/2048	51,655
91,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 C (c)		4.9095	4/15/2026	91,603
94,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 A4		3.7200	12/15/2026	93,457
16,132,500	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XB (c)		0.2704	11/15/2052	250,623
334,608	Morgan Stanley Capital I Trust 2011-C1 XA (b,c)		0.4261	9/15/2047	2,393
966,111	Morgan Stanley Capital I Trust 2016-UB11 XA (c)		1.7883	8/15/2049	84,203
165,000	Morgan Stanley Capital I Trust 2017-ASHF D 1 Month LIBOR + 2.20 (b,c)		4.3584	11/15/2034	165,413
247,000	Morgan Stanley Capital I Trust 2017-ASHF E 1 Month LIBOR + 3.15 (b,c)		5.3084	11/15/2034	247,463
187,000	Morgan Stanley Capital I Trust 2017-ASHF F 1 Month LIBOR + 4.35 (b,c)		6.5084	11/15/2034	187,351
569,000	Morgan Stanley Capital I Trust 2017-CLS E 1 Month LIBOR + 1.95 (b,c)		4.1084	11/15/2034	570,422
632,000	Morgan Stanley Capital I Trust 2017-CLS F 1 Month LIBOR + 2.60 (b,c)		4.7584	11/15/2034	634,370
786,000	Morgan Stanley Capital I Trust 2018-SUN A 1 Month LIBOR + 0.90 (b,c)		3.0584	7/15/2035	786,495
150,000	Morgan Stanley Capital I Trust 2018-SUN G 1 Month LIBOR + 3.05 (b,c)		5.2084	7/15/2035	150,094
95,200	MSCCG 2016-SNR C		5.2050	11/13/2021	94,563
884,000	Natixis Commercial Mortgage Securities Trust 2018-FL1 A 1 Month LIBOR + 0.95 (b,c)		3.0127	6/15/2035	884,427
100,000	Natixis Commercial Mortgage Securities Trust 2018-FL1 C 1 Month LIBOR + 2.20 (b,c)		4.2627	6/15/2035	100,056
13,776	PFP 2017-3 Ltd. A 1 Month LIBOR + 1.05 (b,c)		3.2084	1/14/2035	13,776
34,000	PFP 2017-3 Ltd. AS 1 Month LIBOR + 1.30 (b,c)		3.4584	1/14/2035	34,025
20,000	PFP 2017-3 Ltd. B 1 Month LIBOR + 1.75 (b,c)		3.9084	11/14/2019	20,028
21,000	PFP 2017-3 Ltd. C 1 Month LIBOR + 2.50 (b,c)		4.6584	1/14/2035	21,052
65,304	RAIT 2017-FL7 Trust A 1 Month LIBOR + 0.95 (b,c)		3.1084	6/15/2037	65,350
25,000	RAIT 2017-FL7 Trust AS 1 Month LIBOR + 1.30 (b,c)		3.4584	6/15/2037	25,026
283,000	Rosslyn Portfolio Trust 2017-ROSS A 1 Month LIBOR + 0.95 (b,c)		3.1084	6/15/2033	283,352
283,000	Rosslyn Portfolio Trust 2017-ROSS B 1 Month LIBOR + 1.25 (b,c)		3.4084	6/15/2033	283,697
755,396	SG Commercial Mortgage Securities Trust 2016-C5 XA (c)		2.1664	10/10/2048	78,767
923,000	SLIDE 2018-FUN A 1 Month LIBOR + 0.90 (b,c)		2.9700	6/15/2031	924,154
492,000	SLIDE 2018-FUN F 1 Month LIBOR + 3.00 (b,c)		5.0700	6/15/2031	492,872
365,019	Sofi Consumer Loan Program		3.0500	12/26/2025	363,431
1,534,000	STWD 2018-URB Mortgage Trust A 1 Month LIBOR + 1.00 (b,c)		3.0630	5/15/2035	1,535,917
247,000	STWD 2018-URB Mortgage Trust E 1 Month LIBOR + 3.15 (b,c)		5.2130	5/15/2035	247,309
109,063	Tharaldson Hotel Portfolio Trust 2018-THPT E 1 Month LIBOR + 3.18 (b,c)		5.3005	11/11/2034	110,112
759,000	TPG Real Estate Finance 2018-FL-1 Issuer LTD A 1 Month LIBOR + 0.75 (b,c)		2.9084	4/15/2035	758,527
1,443,000	TPG Real Estate Finance 2018-FL-1 Issuer LTD AS 1 Month LIBOR + 0.95 (b,c)		3.1084	4/15/2035	1,441,201
608,000	TPG Real Estate Finance 2018-FL-1 Issuer LTD B 1 Month LIBOR + 1.30 (b,c)		3.4584	4/15/2035	608,000
4,283,154	UBS Commercial Mortgage Trust 2012-C1 XA (b,c)		2.2554	5/10/2045	251,828
117,000	UBS Commercial Mortgage Trust 2017-C6 C (c)		4.6016	12/15/2050	115,129
129,000	UBS Commercial Mortgage Trust 2018-C8 C (c)		4.8615	2/15/2051	129,107
11,152,569	UBS Commercial Mortgage Trust 2018-C8 XA (c)		1.0489	2/15/2051	711,734
1,810,992	UBS Commercial Mortgage Trust 2018-C9 XA (c)		1.0645	3/15/2051	124,360
128,000	UBS Commercial Mortgage Trust 2018-C11 C (c)		5.0613	7/15/2051	129,571
819,849	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (b,c)		2.1740	8/10/2049	48,600
1,085,467	Velocity Commercial Capital Loan Trust 2016-2 AFX (c)		2.9969	10/25/2046	1,079,247
957,409	Velocity Commercial Capital Loan Trust 2017-1 AFX (b,c)		3.0000	5/25/2047	946,210
876,023	Velocity Commercial Capital Loan Trust 2017-2 AFX (b,c)		3.0700	11/25/2047	859,516
9,695,222	Wells Fargo Commercial Mortgage Trust		1.1170	8/15/2051	628,396
140,000	Wells Fargo Commercial Mortgage Trust 2014-LC16 D (b)		3.9380	8/15/2050	115,248
5,364,344	Wells Fargo Commercial Mortgage Trust 2015-C26 XA (c)		1.2989	2/15/2048	324,714
75,000	Wells Fargo Commercial Mortgage Trust 2015-C31 C (c)		4.7634	11/15/2048	75,043
1,031,052	Wells Fargo Commercial Mortgage Trust 2015-LC20 XA (c)		1.5098	4/15/2050	60,531
60,000	Wells Fargo Commercial Mortgage Trust 2015-LC22 C (c)		4.6937	9/15/2058	59,291
100,000	Wells Fargo Commercial Mortgage Trust 2015-NXS3 C (c)		4.6382	9/15/2057	97,592
4,337,010	Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA (c)		1.9284	8/15/2049	468,000
61,000	Wells Fargo Commercial Mortgage Trust 2016-C32 C (c)		4.7207	1/15/2059	60,163
148,000	Wells Fargo Commercial Mortgage Trust 2016-C33 D (b)		3.1230	3/15/2059	123,752
89,000	Wells Fargo Commercial Mortgage Trust 2016-C34 C (c)		5.1967	6/15/2049	90,101
1,040,794	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XA (c)		1.7891	11/15/2049	90,394
2,597,717	Wells Fargo Commercial Mortgage Trust 2017-RB1 XA (c)		1.4385	3/15/2050	219,301
126,000	Wells Fargo Commercial Mortgage Trust 2018-BXI D 1 Month LIBOR + 1.56 (b,c)		3.7149	12/15/2036	126,641
128,000	Wells Fargo Commercial Mortgage Trust 2018-C45 C		4.7270	6/15/2051	126,932
130,000	Wells Fargo Commercial Mortgage Trust 2018-C46 C		5.1456	8/15/2051	130,613
703,047	WFRBS Commercial Mortgage Trust 2012-C8 XA (b,c)		1.9079	8/15/2045	39,762
796,795	WFRBS Commercial Mortgage Trust 2012-C9 XA (b,c)		2.0761	11/15/2045	49,514
931,350	WFRBS Commercial Mortgage Trust 2014-C21 XA (c)		1.2259	8/15/2047	41,365
					80,619,995
	COMMERCIAL SERVICES - 0.2%
924,039	ENA Norte Trust		4.9500	4/25/2028	927,504
90,000	Garda World Security Corp. (b)		8.7500	5/15/2025	87,637
65,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (b)		9.2500	5/15/2023	69,518
20,000	ServiceMaster Co LLC/(The) (b)		5.1250	11/15/2024	19,700
75,000	Verscend Escrow Corp. (b)		9.7500	8/15/2026	77,438
					1,181,797
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
775,000	Air Lease Corp.		2.5000	3/1/2021	757,022
160,000	Air Lease Corp.		3.2500	3/1/2025	149,560
150,000	Ally Financial, Inc.		4.1250	3/30/2020	150,563
50,000	ASP AMC Merger Sub, Inc. (b)		8.0000	5/15/2025	38,000
500,000	Credito Real SAB de CV SOFOM ER		7.2500	7/20/2023	507,400
200,000	Credito Real SAB de CV SOFOM ER 5 Year Treasury Note + 7.03 (c)		9.1250	5/29/2167	198,252
240,000	Discover Financial Services		4.1000	2/9/2027	229,414
150,000	Fondo Mivivienda SA		3.5000	1/31/2023	145,500
82,140	Interoceanica IV Finance Ltd. **		-	11/30/2018	80,292
40,000	Nationstar Mortgage Holdings, Inc. (b)		8.1250	7/15/2023	41,892
90,000	NFP Corp. (b)		6.8750	7/15/2025	90,000
1,000,000	SPARC EM SPC Panama Metro Line 2 SP **		-	12/5/2022	916,150
30,000	Springleaf Finance Corp.		7.1250	3/15/2026	29,850
335,000	Synchrony Financial		3.9500	12/1/2027	303,476
800,000	Unifin Financiera SAB de CV SOFOM ENR		7.2500	9/27/2023	790,008
200,000	Unifin Financiera SAB de CV SOFOM ENR 5 Year Treasury Note + 6.31 (c)		8.8750	7/29/2066	187,002
					4,614,381
	ELECTRIC - 0.7%
200,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It (b)		7.9500	5/11/2026	206,502
200,000	Cometa Energia SA de CV		6.3750	4/24/2035	196,450
400,000	Comision Federal de Electricidad		4.8750	5/26/2021	406,504
750,000	Consolidated Edison, Inc.		2.0000	3/15/2020	737,446
120,000	Edison International		4.1250	3/15/2028	118,763
191,300	Empresa Electrica Angamos SA		4.8750	5/25/2029	189,292
200,000	Engie Energia Chile SA		5.6250	1/15/2021	207,332
200,000	Inkia Energy Ltd.		5.8750	11/9/2027	190,002
200,000	Israel Electric Corp. Ltd.		6.8750	6/21/2023	219,030
95,000	NextEra Energy Operating Partners LP (b)		4.5000	9/15/2027	90,963
350,000	Pampa Energia SA		7.3750	7/21/2023	324,629
150,000	Pampa Energia SA		7.5000	1/24/2027	132,690
495,000	PSEG Power LLC		3.8500	6/1/2023	493,161
345,000	Southern Co.		1.8500	7/1/2019	342,397
500,000	SP PowerAssets Ltd.		2.7000	9/14/2022	484,207
95,000	Vistra Operations Co. LLC (b)		5.5000	9/1/2026	96,069
					4,435,437
	ELECTRONICS - 0.0% *
250,000	Arrow Electronics, Inc.		3.8750	1/12/2028	232,868

	ENGINEERING & CONSTRUCTION - 0.0% *
300,000	OAS Financial Ltd. 5 Year Treasury 8.19 (b,c,f) **		-	12/31/2049	13,500

	ENTERTAINMENT - 0.0% *
95,000	Caesars Resort Collection LLC / CRC Finco, Inc. (b)		5.2500	10/15/2025	90,488
25,000	Delta Merger Sub, Inc. (b)		6.0000	9/15/2026	25,313
65,000	Eldorado Resorts, Inc.		6.0000	4/1/2025	65,813
50,000	GLP Capital LP		5.3000	1/15/2029	50,145
70,000	GLP Capital LP		5.7500	6/1/2028	72,013
					303,772
	ENVIRONMENTAL CONTROL - 0.0% *
90,000	Tervita Escrow Corp. (b)		7.6250	12/1/2021	92,812

	FOOD - 0.5%
400,000	ESAL GmbH		6.2500	2/5/2023	396,500
200,000	Grupo Bimbo SAB de CV		4.8750	6/30/2020	204,072
300,000	JBS Investments GmbH		7.7500	10/28/2020	306,117
70,000	JBS USA LLC / JBS USA Finance, Inc. (b)		6.7500	2/15/2028	69,563
480,000	Kroger Co.		6.1500	1/15/2020	497,820
700,000	Marfrig Holdings Europe BV		8.0000	6/8/2023	702,450
200,000	Minerva Luxembourg SA		6.5000	9/20/2026	187,250
495,000	Mondelez International, Inc.		3.0000	5/7/2020	493,666
95,000	Pilgrim's Pride Corp. (b)		5.7500	3/15/2025	91,438
85,000	Post Holdings, Inc. (b)		5.5000	3/1/2025	84,363
245,000	Smithfield Foods, Inc. (b)		4.2500	2/1/2027	230,413
					3,263,652
	FOREIGN GOVERNMENT - 0.9%
200,000	Argentine Republic Government International Bond		6.8750	1/26/2027	170,000
1,050,000	Chile Government International Bond		2.2500	10/30/2022	1,007,780
200,000	Costa Rica Government International Bond		9.9950	8/1/2020	214,000
900,000	Dominican Republic International Bond		7.5000	5/6/2021	941,625
200,000	Export-Import Bank of India		2.7500	4/1/2020	196,691
800,000	Export-Import Bank of India		3.1250	7/20/2021	779,932
200,000	Indonesia Government International Bond		3.7000	1/8/2022	198,762
200,000	Indonesia Government International Bond		4.8750	5/5/2021	205,966
200,000	Israel Government International Bond		2.8750	3/16/2026	188,972
900,000	Israel Government International Bond		4.0000	6/30/2022	918,032
262,000	Mexico Government International Bond		4.1500	3/28/2027	257,808
200,000	Perusahaan Penerbit SBSN Indonesia III (b)		4.1500	3/29/2027	193,000
500,000	Philippine Government International Bond		4.0000	1/15/2021	508,392
500,000	Wakala Global Sukuk Bhd		4.6460	7/6/2021	516,495
					6,297,455
	HEALTHCARE - PRODUCTS - 0.2%
90,000	Avantor, Inc. (b)		9.0000	10/1/2025	92,925
740,000	Thermo Fisher Scientific, Inc.		3.6000	8/15/2021	742,432
95,000	Universal Hospital Services, Inc.		7.6250	8/15/2020	95,119
360,000	Zimmer Biomet Holdings, Inc.		2.7000	4/1/2020	356,501
					1,286,977
	HEALTHCARE - SERVICES - 0.3%
770,000	Anthem, Inc.		2.5000	11/21/2020	757,815
80,000	Centene Corp.		4.7500	1/15/2025	79,800
10,000	Centene Corp. (b)		5.3750	6/1/2026	10,239
365,000	Halfmoon Parent, Inc. 3 Month LIBOR + 0.89 (b,c)		3.2241	7/15/2023	365,017
515,000	Halfmoon Parent, Inc. (b)		3.4000	9/17/2021	512,948
95,000	HCA, Inc.		5.3750	9/1/2026	95,950
55,000	WellCare Health Plans, Inc. (b)		5.3750	8/15/2026	55,963
					1,877,732
	HOLDINGS COMPANIES - DIVERSIFIED - 0.2%
700,000	CK Hutchison International 17 Ltd. (b)		2.8750	4/5/2022	679,560
500,000	CK Hutchison International 17 Ltd.		2.8750	4/5/2022	485,400
					1,164,960
	HOME EQUITY ABS - 0.8%
2,092,845	Accredited Mortgage Loan Trust 2005-4 1 Month LIBOR + 0.32 (c)		2.5358	12/25/2035	2,090,412
184,120	Bayview Financial Acquisition Trust 2007-A 1A5 (e)		6.1010	5/28/2037	188,481
2,982,932	GSAA Home Equity Trust 2006-18 AF6 (e)		5.6816	11/25/2036	1,484,889
193,976	GSAA Home Equity Trust 2007-10 A1A		6.0000	11/25/2037	165,003
1,519,174	Nomura Home Equity Loan Trust Series 2007-1 2A2 1 Month LIBOR + 0.08 (c)		2.2958	2/25/2037	1,314,037
					5,242,822
	HOME FURNISHINGS - 0.0% *
95,000	Tempur Sealy International, Inc.		5.5000	6/15/2026	91,081

	HOUSEHOLD PRODUCTS / WARES - 0.0% *
95,000	Kronos Acquisition Holdings, Inc. (b)		9.0000	8/15/2023	89,537

	INSURANCE - 0.2%
70,000	Alliant Holdings Intermediate LLC (b)		8.2500	8/1/2023	72,450
250,000	Athene Global Funding (b)		3.0000	7/1/2022	242,361
355,000	AXA Equitable Holdings, Inc. (b)		3.9000	4/20/2023	352,406
100,000	Liberty Mutual Group, Inc. (b)		6.5000	5/1/2042	120,890
500,000	Prudential Financial, Inc.		7.3750	6/15/2019	515,710
245,000	Willis North America, Inc.		4.5000	9/15/2028	244,931
					1,548,748
	INTERNET - 0.1%
200,000	Alibaba Group Holding Ltd.		3.1250	11/28/2021	197,645
260,000	eBay, Inc.		2.7500	1/30/2023	249,704
95,000	Match Group, Inc. (b)		5.0000	12/15/2027	94,535
					541,884
	INVESTMENT COMPANIES - 0.0% *
250,000	Temasek Financial I Ltd.		2.3750	1/23/2023	239,760

	LEISURE TIME - 0.0% *
130,000	Royal Caribbean Cruises Ltd.		3.7000	3/15/2028	120,563
95,000	Viking Cruises Ltd. (b)		5.8750	9/15/2027	92,701
					213,264
	LODGING - 0.1%
200,000	Gohl Capital Ltd.		4.2500	1/24/2027	190,543
120,000	Hilton Domestic Operating Co., Inc. (b)		5.1250	5/1/2026	119,400
					309,943
	MACHINERY - CONSTRUCTION & MINING - 0.0% *
85,000	BlueLine Rental Finance Corp./ BlueLine Rental LLC (b)		9.2500	3/15/2024	89,356

	MACHINERY - DIVERSIFIED - 0.0% *
125,000	Roper Technologies, Inc.		4.2000	9/15/2028	124,004

	MEDIA - 0.2%
50,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (b)		5.0000	2/1/2028	46,995
45,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (b)		5.7500	2/15/2026	45,113
70,000	Cengage Learning, Inc. (b)		9.5000	6/15/2024	60,287
230,000	Charter Communications Operating LLC / Charter Communications Operating Capital		4.9080	7/23/2025	233,548
50,000	CSC Holdings LLC		5.2500	6/1/2024	48,875
600,000	Globo Comunicacao e Participacoes SA		4.8750	4/11/2022	594,750
200,000	VTR Finance BV		6.8750	1/15/2024	203,500
					1,233,068
	MINING - 0.1%
600,000	Fresnillo PLC		5.5000	11/13/2023	618,000
200,000	Vedanta Resources PLC		6.1250	8/9/2024	185,814
					803,814
	MULTI - NATIONAL - 0.2%
1,000,000	Banco Latinoamericano de Comercio Exterior SA		3.2500	5/7/2020	990,000

	MUNICIPAL - 0.7%
5,400,000	Commonwealth of Puerto Rico (f)		8.0000	7/1/2035	3,125,250
35,000	Missouri Highway & Transportation Commission		5.0630	5/1/2024	37,520
1,405,000	Puerto Rico Commonwealth Government Employees Retirement System (f)		6.2000	7/1/2040	447,844
2,500,000	Puerto Rico Commonwealth Government Employees Retirement System (f)		6.3000	7/1/2043	796,875
50,000	State of California		7.5500	4/1/2039	72,979
					4,480,468
	OIL & GAS - 1.6%
115,000	Andeavor		5.1250	12/15/2026	120,305
120,000	Apache Corp.		4.3750	10/15/2028	117,692
900,000	Bharat Petroleum Corp Ltd.		4.6250	10/25/2022	903,753
200,000	Canacol Energy Ltd. (b)		7.2500	5/3/2025	193,502
245,000	Canadian Natural Resources Ltd.		2.9500	1/15/2023	236,325
400,000	CNOOC Finance 2012 Ltd.		3.8750	5/2/2022	399,530
800,000	CNOOC Finance 2015 Australia Pty Ltd.		2.6250	5/5/2020	788,598
1,200,000	CNPC General Capital Ltd.		3.9500	4/19/2022	1,204,458
200,000	Cosan Luxembourg SA		7.0000	1/20/2027	197,200
480,000	Delek & Avner Tamar Bond Ltd. (b)		4.4350	12/30/2020	481,649
100,000	Delek & Avner Tamar Bond Ltd. (b)		5.4120	12/30/2025	100,334
300,000	Ecopetrol SA		5.8750	9/18/2023	319,650
50,000	Ecopetrol SA		7.6250	7/23/2019	51,815
45,000	EP Energy LLC/Everest Acquisition Finance, Inc. (b)		7.7500	5/15/2026	46,069
40,000	Extraction Oil & Gas, Inc. (b)		5.6250	2/1/2026	35,400
200,000	Geopark Ltd.		6.5000	9/21/2024	201,000
200,000	Gran Tierra Energy International Holdings Ltd. **		-	2/15/2025	195,860
95,000	Gulfport Energy Corp.		6.3750	5/15/2025	93,100
800,000	Indian Oil Corp. Ltd.		5.6250	8/2/2021	830,210
400,000	Indian Oil Corp. Ltd.		5.7500	8/1/2023	418,897
60,000	Indigo Natural Resources LLC (b)		6.8750	2/15/2026	58,050
60,000	Nabors Industries, Inc. (b)		5.7500	2/1/2025	57,520
800,000	ONGC Videsh Vankorneft Pte Ltd.		3.7500	5/7/2023	777,376
200,000	ONGC Videsh Vankorneft Pte Ltd.		3.7500	7/27/2026	184,333
200,000	Pan American Energy LLC		7.8750	5/7/2021	203,540
300,000	Petrobras Global Finance BV		4.3750	5/20/2023	284,940
100,000	Petrobras Global Finance BV		5.7500	2/1/2029	89,285
50,000	QEP Resources, Inc.		5.6250	3/1/2026	47,813
550,000	Reliance Holding USA, Inc.		4.5000	10/19/2020	556,671
650,000	Reliance Holding USA, Inc.		5.4000	2/14/2022	672,513
400,000	Sinopec Group Overseas Development 2015 Ltd.		2.5000	4/28/2020	393,512
200,000	Sinopec Group Overseas Development 2017 Ltd. (b)		3.0000	4/12/2022	194,224
45,000	Sunoco LP / Sunoco Finance Corp. (b)		5.5000	2/15/2026	43,470
25,000	Transocean Guardian Ltd. (b)		5.8750	1/15/2024	25,219
500,000	YPF SA		8.5000	3/23/2021	503,750
100,000	YPF SA		8.5000	7/28/2025	97,501
					11,125,064
	OIL & GAS SERVICES - 0.0% *
45,000	USA Compression Partners LP / USA Compression Finance Corp. (b)		6.8750	4/1/2026	46,462

	OTHER ABS - 17.5%
233,810	AASET 2018-1 US Ltd. A (b)		3.8440	1/16/2038	231,603
1,000,000	Adams Mill 2014-1A CLO Ltd. 3 Month LIBOR + 1.10 (b,c)		3.4392	7/15/2026	1,000,150
2,000,000	AIMCO CLO Series 2015-AA AR 3 Month LIBOR + 0.85 (b,c)		3.1892	1/15/2028	1,993,886
1,452,790	Ajax Mortgage Loan Trust 2016-C A (b,e)		4.0000	10/25/2057	1,456,577
500,000	ALM VII R Ltd 2013-7RA CR 3 Month LIBOR + 4.04 (b,c)		6.3792	10/15/2028	506,639
1,000,000	ALM XIX Ltd 2016-19A A13 Month LIBOR + 1.55 (b,c)		3.8892	7/15/2028	1,002,672
500,000	Anchorage Capital CLO 5 Ltd. 2014-5RA A 3 Month LIBOR + 0.99 (b,c)		3.3292	1/15/2030	498,555
1,014,329	Apidos CLO XVI 2013-16A A1R 3 Month LIBOR + 0.98 (b,c)		3.3219	1/19/2025	1,014,676
250,000	Apidos CLO XVIII 2014-18A D 3 Month LIBOR + 5.20 (b,c)		7.5471	7/22/2026	250,140
500,000	Apidos CLO XXI 2015-21A ER 3 Month LIBOR + 8.25 (b,c)		10.5826	7/18/2027	499,940
500,000	Apidos CLO XXIV 2016-24A DR 3 Month LIBOR + 5.80 (b,c)		7.9532	10/20/2030	499,426
789,000	Arbor Realty Collateralized Loan Obligation 2015-FL2 Ltd. (c)		3.3084	6/15/2028	790,958
209,782	Arcadia Receivables Credit Trust 2017-1 A (b)		3.2500	6/15/2023	209,722
500,000	Atrium XIII E 3 Month LIBOR + 6.05 (b,c)		8.3971	11/21/2030	506,181
500,000	Atrium XIV E LLC 3 Month LIBOR + 5.65 (b,c)		7.9603	8/23/2030	502,302
1,000,000	Avery Point VI CLO 2016-6A AR Ltd. 3 Month LIBOR + 1.05 (b,c)		3.2631	8/5/2027	1,000,378
1,000,000	Avery Point VII CLO 2015-7A A1 Ltd. 3 Month LIBOR + 1.50 (b,c)		3.8392	1/15/2028	1,002,001
500,000	Barings CLO Ltd 2018-III D 3 Month LIBOR + 2.90 (b,c)		4.9696	7/20/2029	496,292
1,000,000	Battalion CLO VII 2014-7A Ltd. 3 Month LIBOR + 1.04 (b,c)		3.3760	7/17/2028	1,000,029
1,058,310	Bayview Opportunity Master Fund IVa Trust 2018-RN1 A1 (b,e)		3.2775	1/29/2033	1,054,822
500,000	BlueMountain CLO 2013-1 Ltd. CR 3 Month LIBOR + 4.15 (b,c)		6.4975	1/20/2029	503,668
1,000,000	California Street CLO IX 2012-9A LP 3 Month LIBOR + 1.45 (b,c)		3.7892	10/16/2028	1,000,721
500,000	Canyon Capital CLO 2016-1 Ltd. DR 3 Month LIBOR + 2.80 (b,c)		5.1392	7/15/2031	488,983
500,000	Canyon Capital CLO 2016-1 Ltd. ER 3 Month LIBOR + 5.75 (b,c)		8.0892	7/15/2031	492,076
500,000	Canyon Capital CLO 2017-1A D Ltd. 3 Month LIBOR + 3.60 (b,c)		5.9392	7/15/2030	501,827
1,000,000	Carbone CLO 2017-1A Ltd. AR 3 Month LIBOR + 1.14 (b,c)		3.4875	1/20/2031	999,373
500,000	Carlyle Global Market Strategies CLO 2014-2R Ltd. 3 Month LIBOR + 5.35 (b,c)		7.6637	5/15/2031	488,122
1,000,000	Carlyle Global Market Strategies CLO 2015-1 Ltd. 3 Month LIBOR + 1.00 (b,c)		3.3475	4/20/2027	1,000,705
1,000,000	Carlyle US CLO 2017-1 Ltd. A1A 3 Month LIBOR + 1.30 (b,c)		3.6475	4/20/2031	1,000,317
1,000,000	Cathedral Lake CLO 2013-1A Ltd. 3 Month LIBOR + 1.20 (b,c)		3.5392	10/15/2029	998,270
2,000,000	Cathedral Lake CLO 2018-5A Ltd. 3 Month LIBOR + 1.20 (b,c) **		-	10/21/2030	2,000,000
422,197	CENT CLO 19 Ltd. 2013-19A A1A 3 Month LIBOR + 1.33 (b,c)		3.6689	10/29/2025	422,779
500,000	Chenango Park CLO 2018-1A Ltd. 3 Month LIBOR + 5.80 (b,c)		8.1392	4/15/2030	502,986
2,000,000	CIM TRUST		7.5136	7/26/2055	1,923,397
942,392	Citicorp Residential Mortgage Trust Series 2007-2 A4 (e)		5.1535	6/25/2037	949,802
39,937	Consumer Installment Loan Trust Series 2016-LD1 A (b)		3.9600	7/15/2022	39,934
880,114	Consumer Loan Underlying Bond Credit Trust 2018-P1 A (b)		3.3900	7/15/2025	879,822
1,500,000	Consumer Loan Underlying Bond Credit Trust 2018-P2 A (b)		3.4700	10/15/2025	1,501,546
4,048	Countrywide Asset-Backed Certificates 2005-15 1AF6 (c)		4.4229	4/25/2036	4,080
58,002	Crown Point CLO II 2013-2A A1LR Ltd. 3 Month LIBOR + 0.59 (b,c)		2.9292	12/31/2023	58,072
500,000	Dorchester Park CLO Ltd 2015-1A DR 3 Month LIBOR + 2.40 (b,c)		4.7475	4/20/2028	493,772
500,000	Dorchester Park CLO Ltd 2015-1A ER 3 Month LIBOR + 5.00 (b,c)		7.3475	4/20/2028	493,831
282,500	Dryden 37 Senior Loan Fund 2015-37A ER 3 Month LIBOR + 5.15 (b,c)		7.4892	1/15/2031	279,622
500,000	Dryden 40 Senior Loan Fund 2015-40A ER 3 Month LIBOR + 5.75 (b,c)		8.0638	8/15/2031	494,958
186,107	Eagle I Ltd. 2014-1A A1 (b)		2.5700	12/15/2039	185,912
500,000	Fillmore Park CLO Ltd 2018-1A D 3 Month LIBOR + 2.90 (b,c)		5.1498	7/15/2030	499,843
500,000	Fillmore Park CLO Ltd 2018-1A E 3 Month LIBOR + 5.40 (b,c)		7.6498	7/18/2030	499,481
363,803	GCAT 2017-5 LLC A1 (b,e)		3.2282	7/25/2047	362,516
396,375	GoldentTree Loan Management US CLO 1 Ltd X 3 Month LIBOR + 0.80 (b,c)		3.1475	4/20/2029	396,332
2,500,000	GreyWolf CLO VII 2018-2A Ltd. 3 Month LIBOR + 1.18 (b,c) **		-	10/20/2031	2,498,839
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. C 3 Month LIBOR + 2.70 (b,c)		5.0431	8/1/2025	250,025
227,410	Halcyon Loan Advisors Funding 2014-1 Ltd. A1 3 Month LIBOR + 1.13 (b,c)		3.4626	4/18/2026	227,522
2,000,000	Halcyon Loan Advisors Funding 2015-3 Ltd. A1R 3 Month LIBOR + 0.90 (b,c)		3.2326	10/18/2027	1,995,510
1,500,000	Hayfin Kingsland VII 2018-8A Ltd. 3 Month LIBOR + 1.12 (b,c)		3.4675	4/20/2031	1,494,374
500,000	Highbridge Loan Management 8-2016 Ltd. DR 3 Month LIBOR + 2.90 (b,c)		5.2475	7/20/2030	499,537
750,000	Hilton Grand Vacations Trust 2018-A (b)		3.5400	2/25/2032	749,575
1,203,000	Hunt CRE Ltd. (c)		3.1574	8/15/2028	1,207,218
994,429	Invitation Homes 2017-SFR2 Trust A 1 Month LIBOR + 0.85 (b,c)		3.0084	12/17/2036	996,913
1,491,880	Invitation Homes 2018-SFR1 Trust A 1 Month LIBOR + 0.70 (b,c)		2.8584	3/17/2037	1,487,510
255,000	Invitation Homes 2018-SFR1 Trust C 1 Month LIBOR + 1.25 (b,c)		3.4084	3/17/2037	255,000
170,000	Invitation Homes 2018-SFR1 Trust D 1 Month LIBOR + 1.45 (b,c)		3.6084	3/17/2037	169,807
1,521,073	Jamestown CLO IV Ltd. 2014-4A A1A 3 Month LIBOR + 0.69 (b,c)		3.0292	7/15/2026	1,516,672
1,500,000	Jamestown CLO VIII Ltd 2015-8A A1AR 3 Month LIBOR + 0.87 (b,c)		3.2092	1/15/2028	1,495,578
1,000,000	Jamestown CLO IX Ltd. 2016-9A A1A 3 Month LIBOR + 1.57 (b,c)		3.9175	10/20/2028	1,000,806
1,050,000	Jamestown CLO VI-R Ltd 2018-6RA A1 3 Month LIBOR + 1.15 (b,c)		3.5980	4/25/2030	1,047,966
1,000,000	Jefferson Mill CLO 2015-1A Ltd. 3 Month LIBOR + 1.18 (b,c) **		-	10/20/2031	997,500
990,000	Jimmy Johns Funding 2017-1A Ltd. (b)		3.6100	7/30/2047	977,288
1,599,917	JP Morgan Mortgage Acquisition Trust 2006-RM1 A5 1 Month LIBOR + 0.24 (c)		2.4558	8/25/2036	883,257
1,791,667	Labrador Aviation Finance Ltd. 2016-1A (b)		5.6820	1/15/2042	1,748,748
500,000	LCM Loan Income Fund I Income Note Issuer Ltd. E 3 Month LIBOR + 5.60 (b,c)		8.0513	7/16/2031	500,283
500,000	LCM XIV LP DR 3 Month LIBOR + 2.75 (b,c)		5.1461	7/20/2031	495,704
500,000	LCM XIV LP ER 3 Month LIBOR + 5.50 (b,c)		7.8998	7/20/2031	500,080
2,750,000	LCM XVI LP AR 3 Month LIBOR + 1.03 (b,c)		3.3692	7/15/2026	2,751,579
500,000	LCM XVII LP ER 3 Month LIBOR + 6.00 (b,c) **		-	10/15/2031	499,778
3,067,214	Legacy Mortgage Asset Trust 2018-GS1 (b,e)		4.0000	3/25/2058	3,058,779
10,809	LendingClub Issuance Trust Series 2016-NP1 A (b)		3.0000	1/17/2023	10,806
784,000	Macre 2018-FL1 A (c)		3.3084	6/15/2028	786,109
2,000,000	Madison Park Funding XI Ltd. AR 3 Month LIBOR + 1.16 (b,c)		3.5071	7/23/2029	2,000,899
237,512	Marlette Funding Trust 2017-2 A (b)		2.3900	7/15/2024	237,149
615,689	Marlette Funding Trust 2018-1 A (b)		2.6100	3/15/2028	613,825
930,371	Marlette Funding Trust 2018-3 A (b)		3.2000	9/15/2028	930,191
1,034,809	Mill City Mortgage Loan Trust 2017-1 A1 (b,c)		2.7500	11/25/2058	1,029,151
180,299	Mosaic Solar Loans 2017-1 LLC A (b)		4.4500	6/20/2042	181,583
1,000,000	MP CLO VIII Ltd. 2015-2A AR 3 Month LIBOR + 0.91 (b,c)		3.2489	10/28/2027	998,297
500,000	Myers Park CLO 2018-1A Ltd. 3 Month LIBOR + 5.50 (b,c) **		-	10/20/2030	499,647
500,000	Neuberger Berman CLO XXIII Ltd. E 3 Month LIBOR + 6.58 (b,c)		8.9160	10/17/2027	501,888
500,000	Neuberger Berman CLO XXIII Ltd. ER 3 Month LIBOR + 5.75 (b,c) **		-	10/17/2027	500,000
1,000,000	OCP CLO 2014-5 Ltd. A1R 3 Month LIBOR + 1.08 (b,c)		3.4149	4/26/2031	999,677
500,000	Octagon Investment Partners XIV Ltd. 2012-1A CR 3 Month LIBOR + 4.00 (b,c)		6.3392	7/15/2029	508,289
500,000	Octagon Investment Partners XVI Ltd. 2013-1A ER 3 Month LIBOR + 5.75 (b,c)		8.0860	7/17/2030	498,593
500,000	Octagon Investment Partners 26 Ltd. 2016-1A FR 3 Month LIBOR + 8.09 (b,c)		10.4292	7/15/2030	493,602
500,000	Octagon Investment Partners 37 Ltd. 2018-2A C 3 Month LIBOR + 2.85 (b,c)		5.2103	7/25/2030	499,874
1,000,000	Octagon Loan Funding Ltd. 2014-1A A1R 3 Month LIBOR + 1.14 (b,c)		3.4622	11/18/2026	1,000,316
361,153	OneMain Financial Issuance Trust 2015-1A (b)		3.1900	3/18/2026	361,608
1,000,000	Oportun Funding IV LLC 2016-C A (b)		3.2800	11/8/2021	1,000,519
353,870	Palmer Square Loan Funding 2017-1 Ltd. A1 3 Month LIBOR + 0.74 (b,c)		3.0792	10/15/2025	353,616
2,000,000	Park Avenue Institutional Advisers 2016-1A CLO Ltd. 3 Month LIBOR + 1.20 (b,c)		3.5102	8/23/2031	1,999,775
520,927	Pretium Mortgage Credit Partners I 2017-NPL2 LLC A1 (b,e)		3.2500	3/28/2057	518,343
2,173,356	Pretium Mortgage Credit Partners I 2018-NPL2 LLC A1 (b,e)		3.7000	3/27/2033	2,158,204
1,656,336	Pretium Mortgage Credit Partners I 2018-NPL3 LLC A1 (b,e)		4.1250	8/27/2033	1,654,619
1,000,000	Prosper Marketplace Issuance Trust Series 2018-2 (b)		3.3500	10/15/2024	999,386
3,320,000	Race Point IX CLO 2015-9A A1AR Ltd. 3 Month LIBOR + 1.21 (b,c)		3.5492	10/15/2030	3,330,867
1,000,000	Regatta XIV Funding 2018-3A Ltd. 3 Month LIBOR + 1.19 (b,c) **		-	10/25/2031	999,660
1,000,000	Romark WM-R Ltd. 2018-1A A1 3 Month LIBOR + 1.03 (b,c)		3.3775	4/20/2031	1,000,096
479,167	Sapphire Aviation Finance I Ltd. 2018-1A B (b)		6.0000	3/15/2040	488,437
730,284	SCF Equipment Leasing 2017-2A A LLC (b)		3.4100	12/20/2023	721,273
2,000,000	Shackleton 2016-IX CLO Ltd. A 3 Month LIBOR + 1.50 (b,c)		3.8475	10/20/2028	2,013,066
277,988	Sierra Timeshare 2016-2 Receivables Funding LLC (b)		2.3300	7/20/2033	272,571
667,249	Sierra Timeshare 2016-3 Receivables Funding LLC (b)		2.4300	10/20/2033	653,479
382,367	Sofi Consumer Loan Program 2017-5 A1 LLC (b)		2.1400	9/25/2026	380,500
320,966	Sofi Consumer Loan Program 2017-6 A1 LLC (b)		2.2000	11/25/2026	319,126
375,000	Sofi Consumer Loan Program 2017-6 A2 LLC (b)		2.8200	11/25/2026	369,154
583,303	Sofi Consumer Loan Program 2018-1 Trust A1 (b)		2.5500	2/25/2027	580,614
926,035	Sofi Consumer Loan Program 2018-3 Trust A1 (b)		3.2000	8/25/2027	925,878
1,292,050	SpringCastle America Funding LLC 2016-AA A (b)		3.0500	4/25/2029	1,286,988
1,000,000	Springleaf Funding Trust 2016-A (b)		2.9000	11/15/2029	997,290
1,000,000	Steele Creek CLO 2018-2A Ltd. 3 Month LIBOR + 1.20 (b,c)		3.4733	8/18/2031	999,399
2,000,000	TES 2017-1A B LLC (b)		7.7400	10/20/2047	2,014,699
500,000	THL Credit Wind River 2014-1 CLO Ltd. DRR 3 Month LIBOR + 3.00 (b,c)		5.3551	7/18/2031	499,993
1,000,000	THL Credit Wind River 2016-2 CLO Ltd. A 3 Month LIBOR + 1.50 (b,c)		3.8431	11/1/2028	1,001,731
500,000	THL Credit Wind River 2018-2 CLO Ltd. E 3 Month LIBOR + 5.75 (b,c)		7.8611	7/15/2030	499,957
1,521,634	U.S. Residential Opportunity Fund IV Trust 2017-2 A (b,e)		3.3515	11/27/2037	1,508,353
346,282	Upstart Securitization Trust 2017-2 A (b)		2.5080	3/20/2025	345,395
3,125,000	Venture VII CDO Ltd 2006-7A A1B 3 Month LIBOR + 0.33 (b,c)		2.6775	1/20/2022	3,126,780
1,000,000	Vibrant CLO V Ltd. 2016-5A 3 Month LIBOR + 1.55 (b,c)		3.8975	1/20/2029	1,005,363
894,162	VOLT LX LLC 2017-NPL7 A1 (b,e)		3.2500	4/25/2059	888,213
496,445	VOLT LXI LLC 2017-NPL8 A1 (b,e)		3.1250	6/25/2047	492,311
1,218,345	VOLT LXIII LLC 2017-NP10 A1 (b,e)		3.0000	10/25/2047	1,204,700
500,000	Voya CLO 2018-2 Ltd. D 3 Month LIBOR + 2.75 (b,c)		5.1240	7/15/2031	492,080
500,000	Voya CLO 2018-2 Ltd. E 3 Month LIBOR + 5.25 (b,c)		7.6240	7/15/2031	486,554
500,000	Webster Park CLO Ltd. 2015-1A DR 3 Month LIBOR + 5.50 (b,c)		7.8475	7/20/2030	499,071
2,000,000	Wellfleet CLO 2016-1 Ltd. AR 3 Month LIBOR + 0.91 (b,c)		3.2575	4/20/2028	1,998,608
1,000,000	Zais CLO 2 Ltd. 2014-2A A1AR 3 Month LIBOR + 1.20 (b,c)		3.5353	7/25/2026	1,001,330
1,000,000	Zais CLO 5 Ltd. 2016-2A A1 3 Month LIBOR + 1.53 (b,c)		3.8692	10/15/2028	1,001,091
					119,026,137
	PACKAGING & CONTAINERS - 0.2%
95,000	Crown Americas LLC/Crown America Capital Corp. VI (b)		4.7500	2/1/2026	90,725
95,000	Flex Acquisition Co., Inc. (b)		6.8750	1/15/2025	90,725
745,000	Packaging Corp. of America		2.4500	12/15/2020	730,516
120,000	WestRock Co. (b)		3.7500	3/15/2025	117,928
					1,029,894
	PHARMACEUTICALS - 0.4%
124,000	AbbVie, Inc.		4.7000	5/14/2045	119,137
755,000	AstraZeneca PLC		2.3750	11/16/2020	743,454
541,000	Cardinal Health, Inc.		1.9480	6/14/2019	537,961
930,000	CVS Health Corp.		2.8000	7/20/2020	921,366
115,000	CVS Health Corp.		5.0500	3/25/2048	117,627
255,000	Teva Pharmaceutical Finance Netherlands III BV		2.8000	7/21/2023	227,063
					2,666,608
	PIPELINES - 0.4%
95,000	Cheniere Energy Partners LP (b)		5.2500	10/1/2025	95,117
20,000	Energy Transfer LP		4.2000	4/15/2027	19,318
235,000	Energy Transfer LP		4.7500	1/15/2026	237,429
240,000	EQT Midstream Partners LP		4.7500	7/15/2023	243,548
310,000	Kinder Morgan Energy Partners LP		6.9500	1/15/2038	375,775
900,000	Oleoducto Central SA		4.0000	5/7/2021	895,509
240,000	Sabine Pass Liquefaction LLC		5.0000	3/15/2027	246,526
900,000	Transportadora de Gas Internacional SA ESP		5.7000	3/20/2022	912,825
					3,026,047
	REGIONAL - 0.0% *
150,000	Provincia de Buenos Aires/Argentina		7.8750	6/15/2027	126,000

	REITS - 0.1%
150,000	Crown Castle International Corp.		3.6500	9/1/2027	140,931
100,000	Crown Castle International Corp.		3.8000	2/15/2028	94,836
95,000	ESH Hospitality, Inc. (b)		5.2500	5/1/2025	91,912
95,000	MPT Operating Partnership LP / MPT Finance Corp.		5.2500	8/1/2026	94,406
115,000	Welltower, Inc.		3.9500	9/1/2023	114,921
					537,006
	RETAIL - 0.2%
95,000	1011778 BC ULC / New Red Finance, Inc. (b)		5.0000	10/15/2025	90,963
95,000	Beacon Roofing Supply, Inc. (b)		4.8750	11/1/2025	87,519
360,000	Dollar Tree, Inc.		4.0000	5/15/2025	353,114
30,000	PetSmart, Inc. (b)		5.8750	6/1/2025	24,591
45,000	PetSmart, Inc. (b)		7.1250	3/15/2023	32,344
500,000	SACI Falabella		3.7500	4/30/2023	496,068
					1,084,599
	SEMICONDUCTORS - 0.2%
500,000	Analog Devices, Inc.		2.9500	1/12/2021	495,625
505,000	Microchip Technology, Inc. (b)		3.9220	6/1/2021	502,041
245,000	Microchip Technology, Inc. (b)		4.3330	6/1/2023	243,478
					1,241,144
	SOFTWARE - 0.1%
45,000	CDK Global, Inc.		5.8750	6/15/2026	46,367
75,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho (b)		10.0000	11/30/2024	83,063
90,000	Informatica LLC (b)		7.1250	7/15/2023	92,122
25,000	Riverbed Technology, Inc. (b)		8.8750	3/1/2023	23,563
20,000	Solera LLC / Solera Finance, Inc. (b)		10.5000	3/1/2024	21,850
85,000	Sophia LP / Sophia Finance, Inc. (b)		9.0000	9/30/2023	88,612
					355,577
	STUDENT LOAN ABS - 0.9%
690,226	AccessLex Institute 2007-A B 3 Month LIBOR + 0.55 (c)		2.8614	2/25/2037	672,403
805,476	Commonbond Student Loan Trust 2017-BGS A1 (b)		2.6800	9/25/2042	783,655
1,000,000	Commonbond Student Loan Trust 2017-BGS C (b)		4.4400	9/25/2042	1,004,317
12,000	Earnest Student Loan Program 2016-D LLC (b) **		-	1/25/2041	778,320
314,760	Earnest Student Loan Program 2017-A LLC (b)		2.6500	1/25/2041	308,054
300,000	SMB Private Education Loan Trust 2018-B A2B 1 Month LIBOR + 0.72 (b,c)		2.8784	1/15/2037	300,299
480,918	Sofi Professional Loan Program 2017-B LLC (b)		1.8300	5/25/2040	477,925
1,500,000	Sofi Professional Loan Program 2018-D LLC (b)		3.1200	2/25/2048	1,499,787
466,235	Wachovia Student Loan Trust 2006-1 A5 3 Month LIBOR + 0.12 (b,c)		2.4553	7/26/2027	466,162
					6,290,922
	TECHNOLOGY - 0.1%
800,000	AXIATA SPV2 BHD		3.4660	11/19/2020	795,934

	TELECOMMUNICATIONS - 0.6%
770,000	AT&T, Inc.		2.8000	2/17/2021	758,660
350,000	AT&T, Inc.		5.2500	3/1/2037	348,827
1,100,000	Bharti Airtel Inernational Netherlands BV		5.1250	3/11/2023	1,085,735
200,000	C&W Senior Financing DAC		6.8750	9/15/2027	199,500
90,000	CommScope Technologies LLC (b)		6.0000	6/15/2025	92,700
200,000	Digicel Group Ltd.		7.1250	4/1/2022	130,970
95,000	Level 3 Financing, Inc.		5.3750	1/15/2024	94,928
200,000	Millicom International Cellular SA		5.1250	1/15/2028	184,000
25,000	Sprint Capital Corp.		6.8750	11/15/2028	25,125
45,000	Sprint Corp.		7.1250	6/15/2024	46,687
400,000	Telefonica Celular del Paraguay S.A.		6.7500	12/13/2022	408,256
85,000	Telesat Canada / Telesat LLC (b)		8.8750	11/15/2024	90,950
500,000	Verizon Communications, Inc. 3 Month LIBOR + 1.10 (c)		3.4138	5/15/2025	504,337
					3,970,675
	TEXTILES - 0.1%
755,000	Cintas Corp. No. 2		2.9000	4/1/2022	736,527

	TOYS/GAMES/HOBBIES - 0.0% *
130,000	Hasbro, Inc.		3.5000	9/15/2027	120,695

	TRANSPORTATION - 0.1%
165,000	CSX Corp.		3.8000	11/1/2046	149,198
300,000	PSA International Pte Ltd.		3.8750	2/11/2021	302,954
490,000	Union Pacific Corp.		3.2000	6/8/2021	489,703
					941,855
	TRUCKING & LEASING - 0.1%
95,000	Avolon Holdings Funding Ltd. (b)		5.1250	10/1/2023	96,024
240,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (b)		4.2000	4/1/2027	235,556
					331,580
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%
137,625	Fannie Mae Pool AL4292 (d)		4.5000	4/1/2026	142,799
562,788	Fannie Mae Pool AS4281 (d)		3.0000	1/1/2035	553,136
1,003,824	Fannie Mae Pool AS4360 (d)		3.0000	1/1/2035	986,608
698,055	Fannie Mae Pool AS4645 (d)		3.0000	3/1/2045	671,151
837,298	Fannie Mae Pool AS7661 (d)		3.0000	8/1/2046	799,896
48,546	Fannie Mae Pool MA1050 (d)		4.5000	3/1/2042	49,379
917,359	Freddie Mac Gold Pool G08622 (d)		3.0000	1/1/2045	883,092
206,564	Freddie Mac Gold Pool N70081 (d)		5.5000	7/1/2038	223,956
275,743	Freddie Mac Gold Pool Q13637 (d)		3.0000	11/1/2042	266,339
286,724	Freddie Mac Gold Pool Q13638 (d)		3.0000	11/1/2042	276,927
840,119	Freddie Mac Gold Pool V83144 (d)		4.0000	4/1/2047	849,451
					5,702,734
	TREASURY SECURITIES - 6.0%
1,135,000	United States Treasury Bond		2.7500	11/15/2042	1,050,407
870,000	United States Treasury Bond		2.7500	11/15/2047	796,424
980,000	United States Treasury Bond		2.8750	8/15/2045	922,808
1,500,000	United States Treasury Bond		3.0000	5/15/2047	1,444,687
390,000	United States Treasury Bond		3.0000	8/15/2048	375,329
810,000	United States Treasury Bond		3.1250	2/15/2043	800,191
750,000	United States Treasury Bond		3.3750	5/15/2044	773,350
1,200,000	United States Treasury Bond		3.6250	8/15/2043	1,287,703
860,000	United States Treasury Bond		3.7500	11/15/2043	941,666
1,685,687	United States Treasury Inflation Indexed Note		0.1250	4/15/2019	1,801,380
1,248,496	United States Treasury Inflation Indexed Note		2.1250	1/15/2019	1,469,003
115,000	United States Treasury Note		1.1250	1/31/2019	114,546
1,440,000	United States Treasury Note		1.1250	6/30/2021	1,373,738
1,600,000	United States Treasury Note		1.5000	10/31/2019	1,579,812
2,100,000	United States Treasury Note		1.5000	8/15/2020	2,050,125
1,405,000	United States Treasury Note		1.6250	11/30/2020	1,369,162
1,510,000	United States Treasury Note		1.7500	11/30/2019	1,493,543
1,260,000	United States Treasury Note		1.7500	10/31/2020	1,232,388
910,000	United States Treasury Note		1.8750	1/31/2022	880,247
1,420,000	United States Treasury Note		1.8750	8/31/2024	1,335,077
1,390,000	United States Treasury Note		2.0000	9/30/2020	1,367,684
1,380,000	United States Treasury Note		2.0000	5/31/2021	1,349,166
2,450,000	United States Treasury Note		2.0000	8/31/2021	2,390,090
1,280,000	United States Treasury Note		2.1250	8/31/2020	1,263,350
2,420,000	United States Treasury Note		2.1250	9/30/2021	2,367,063
1,420,000	United States Treasury Note		2.1250	9/30/2024	1,352,938
1,020,000	United States Treasury Note		2.2500	3/31/2020	1,012,310
1,650,000	United States Treasury Note		2.2500	10/31/2024	1,582,195
1,550,000	United States Treasury Note		2.2500	8/15/2027	1,453,609
1,420,000	United States Treasury Note		2.2500	11/15/2027	1,329,142
1,250,000	United States Treasury Note		2.6250	7/31/2020	1,245,898
1,000,000	United States Treasury Note		2.7500	2/15/2028	974,961
					40,779,992

	TOTAL BONDS & NOTES (Cost - $499,574,163)				491,968,567

	SHORT-TERM INVESTMENTS - 0.8%
	U.S. TREASURY BILLS - 0.8%
1,730,000	United States Treasury Bill **		-	2/21/2019	1,714,401
360,000	United States Treasury Bill **		-	3/7/2019	356,414
1,390,000	United States Treasury Bill **		-	4/25/2019	1,371,368
1,920,000	United States Treasury Bill **		-	8/15/2019	1,877,876
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,322,995)				5,320,059

Contracts		Counterparty
	PURCHASED OPTIONS (a) - 22.5%
830,168	ISAM, August 2019, Call @ 0.001	Nomura			43,204,921
500,520	WNTN, August 2019, Call @ 0.001	Nomura			110,420,919
	TOTAL PURCHASED OPTIONS (Cost - $151,476,216)				153,625,840

	TOTAL INVESTMENTS - 95.5% (Cost - $657,574,336)				$651,151,530
	OTHER ASSETS LESS LIABILITIES - 4.5%				30,856,641
	TOTAL NET ASSETS - 100.0%				$682,008,171

	MBS - Mortgage Backed Security
	ABS - Asset Backed Security
	LIBOR - London Interbank Offered Rate
	REIT - Real Estate Investment Trust
	REMICS - Real Estate Mortgage Investment Conduits
*	Represents a percentage less than 0.05%
**	Zero coupon security. Payment received at maturity. Rate shown represents rate at date of purchase.
(a)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at September 30, 2018.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2018, these securities amounted to $224,543,641 or 32.9% of net assets.
(c)	Variable rate security; the rate shown represents the rate at September 30, 2018.
(d)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.
(e)	Step-Up Bond; the interest rate shown is the rate in effect as of September 30, 2018.
(f)	Security in default.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

	Winton Top 50 Holdings ^
	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
	To Buy:
	10/01/2018	EUR	1,744,168	SEK	2,030,386	$2,024,096	$(6,291)
	10/01/2018	SEK	18,000,000	EUR	2,032,200	2,025,053	(7,284)
	10/02/2018	USD	2,500,000	BRL	2,500,000	2,500,000	-
	10/31/2018	INR	269,811,400	USD	3,804,341	3,699,577	(100,423)
	10/31/2018	INR	267,946,360	USD	3,804,838	3,674,004	(125,996)
	10/31/2018	INR	261,014,650	USD	3,706,408	3,578,959	(121,041)
	10/31/2018	INR	260,892,920	USD	3,704,679	3,577,290	(122,710)
	10/31/2018	RUB	126,730,000	USD	2,002,334	1,926,864	(73,136)
	12/19/2018	CNH	14,000,000	USD	2,037,000	2,027,658	(8,735)
	12/19/2018	EUR	5,828,675	SEK	6,757,766	6,810,745	52,979
	12/19/2018	EUR	5,816,088	SEK	6,750,151	6,796,037	45,886
	12/19/2018	EUR	5,791,254	SEK	6,735,228	6,767,019	31,791
	12/19/2018	EUR	5,788,437	SEK	6,731,953	6,763,728	31,775
	12/19/2018	EUR	5,776,488	SEK	6,673,576	6,749,765	76,189
	12/19/2018	EUR	5,772,224	SEK	6,709,056	6,744,783	35,727
	12/19/2018	EUR	3,543,959	SEK	4,142,889	4,141,079	(1,809)
	12/19/2018	EUR	3,528,240	SEK	4,101,932	4,122,711	20,779
	12/19/2018	EUR	3,451,350	SEK	4,034,629	4,032,866	(1,762)
	12/19/2018	EUR	1,746,309	SEK	2,032,879	2,040,544	7,665
	12/19/2018	NOK	23,000,000	EUR	2,764,600	2,830,703	66,446
	12/19/2018	NOK	21,000,000	EUR	2,503,200	2,584,555	81,724
	12/19/2018	NOK	18,000,000	EUR	2,136,600	2,215,333	78,048
	12/19/2018	NOK	18,000,000	EUR	2,129,400	2,215,333	85,810
	12/19/2018	NOK	18,000,000	EUR	2,190,600	2,215,333	25,152
	12/19/2018	SEK	17,000,000	EUR	1,929,500	1,926,353	(3,141)

	To Sell:
	10/01/2018	EUR	1,745,995	SEK	2,032,338	$2,026,215	$6,122
	10/01/2018	SEK	18,000,000	EUR	2,030,400	2,025,053	5,333
	10/02/2018	BRL	10,224,000	USD	2,499,768	2,523,801	(23,801)
	10/31/2018	USD	3,800,000	INR	3,800,000	3,800,000	-
	10/31/2018	USD	3,800,000	INR	3,800,000	3,800,000	-
	10/31/2018	USD	3,700,000	INR	3,700,000	3,700,000	-
	10/31/2018	USD	3,700,000	INR	3,700,000	3,700,000	-
	10/31/2018	USD	2,000,000	RUB	2,000,000	2,000,000	-
	12/19/2018	EUR	2,359,289	NOK	2,764,143	2,756,804	7,453
	12/19/2018	EUR	2,155,811	NOK	2,502,896	2,519,042	(16,211)
	12/19/2018	EUR	1,870,285	NOK	2,190,104	2,185,409	4,772
	12/19/2018	EUR	1,833,237	NOK	2,137,371	2,142,118	(4,833)
	12/19/2018	EUR	1,831,949	NOK	2,129,458	2,140,613	(11,091)
	12/19/2018	EUR	1,649,470	SEK	1,912,396	1,927,389	(14,999)
	12/19/2018	SEK	61,000,000	EUR	6,734,400	6,912,207	(176,979)
	12/19/2018	SEK	61,000,000	EUR	6,734,400	6,912,207	(180,255)
	12/19/2018	SEK	61,000,000	EUR	6,710,000	6,912,207	(203,151)
	12/19/2018	SEK	61,000,000	EUR	6,673,400	6,912,207	(238,631)
	12/19/2018	SEK	61,000,000	EUR	6,758,800	6,912,207	(154,441)
	12/19/2018	SEK	61,000,000	EUR	6,752,700	6,912,207	(162,056)
	12/19/2018	SEK	37,000,000	EUR	4,103,300	4,192,650	(90,719)
	12/19/2018	SEK	37,000,000	EUR	4,144,000	4,192,650	(49,762)
	12/19/2018	SEK	36,000,000	EUR	4,035,600	4,079,336	(44,707)
	12/19/2018	SEK	18,000,000	EUR	2,032,200	2,039,668	(6,789)
	12/19/2018	USD	2,036,393	CNH	2,036,393	2,036,393	-

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

	ISAM Top 50 Holdings ^
	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
	To Buy:
	12/19/2018	AUD	6,600,000	NZD	4,747,380	$4,770,896	$23,516
	12/19/2018	CAD	16,145,256	AUD	12,251,020	12,530,123	278,449
	12/19/2018	CAD	11,054,451	NZD	8,388,118	8,579,216	190,651
	12/19/2018	CAD	8,700,000	NOK	6,601,560	6,751,957	150,045
	12/19/2018	CAD	7,115,345	GBP	5,399,124	5,522,127	122,715
	12/19/2018	CHF	7,087,108	GBP	7,293,342	7,277,043	(16,471)
	12/19/2018	CHF	5,857,536	EUR	6,027,991	6,014,519	(13,613)
	12/19/2018	CHF	4,873,583	NZD	5,015,405	5,004,196	(11,326)
	12/19/2018	CHF	4,500,000	JPY	4,630,950	4,620,601	(10,458)
	12/19/2018	CZK	115,109,752	EUR	5,202,961	5,210,193	9,138
	12/19/2018	EUR	15,350,000	SEK	17,852,050	17,936,313	84,263
	12/19/2018	EUR	9,100,000	HUF	10,583,300	10,633,254	49,954
	12/19/2018	EUR	5,900,000	NOK	6,861,700	6,894,088	32,388
	12/19/2018	EUR	4,150,000	NZD	4,826,450	4,849,231	22,781
	12/19/2018	EUR	4,100,000	GBP	4,768,300	4,790,807	22,507
	12/19/2018	GBP	5,600,000	SEK	7,226,800	7,326,539	99,739
	12/19/2018	NOK	167,500,000	SEK	19,949,250	20,614,901	665,637
	12/19/2018	PLN	23,021,036	EUR	6,183,450	6,254,626	70,664
	12/19/2018	SGD	13,727,372	AUD	9,978,427	10,059,987	81,524
	12/19/2018	SGD	11,554,611	NZD	8,399,047	8,467,698	68,620
	12/19/2018	SGD	9,658,723	GBP	7,020,926	7,078,312	57,361
	12/19/2018	USD	12,200,000	TWD	12,200,000	12,200,000	-
	12/19/2018	USD	9,800,000	PHP	9,800,000	9,800,000	-
	12/19/2018	USD	5,600,000	INR	5,600,000	5,600,000	-
	12/19/2018	USD	5,500,000	CNH	5,500,000	5,500,000	-

	To Sell:
	12/19/2018	SEK	180,520,613	NOK	19,947,528	$20,455,671	$(506,407)
	12/19/2018	SEK	161,730,056	EUR	17,854,998	18,326,421	(474,371)
	12/19/2018	AUD	17,100,000	CAD	12,252,150	12,360,957	(109,283)
	12/19/2018	TWD	371,319,200	USD	12,216,402	12,270,012	(70,012)
	12/19/2018	HUF	2,993,790,800	EUR	10,478,268	10,809,689	(226,389)
	12/19/2018	AUD	13,900,000	SGD	9,978,810	10,047,795	(69,332)
	12/19/2018	PHP	527,347,800	USD	9,808,669	9,705,597	94,403
	12/19/2018	NZD	12,800,000	CAD	8,389,120	8,476,420	(87,855)
	12/19/2018	NZD	12,800,000	SGD	8,399,360	8,476,420	(77,342)
	12/19/2018	GBP	5,700,000	CHF	7,293,720	7,457,371	(163,857)
	12/19/2018	SEK	65,059,090	GBP	7,228,065	7,372,163	(145,363)
	12/19/2018	GBP	5,450,000	SGD	7,020,690	7,130,293	(109,342)
	12/19/2018	NOK	57,639,710	EUR	6,859,125	7,093,952	(232,252)
	12/19/2018	NOK	55,317,454	CAD	6,599,372	6,808,142	(206,230)
	12/19/2018	EUR	5,300,000	PLN	6,184,040	6,192,994	(9,032)
	12/19/2018	EUR	5,200,000	CHF	6,028,360	6,076,145	(48,013)
	12/19/2018	GBP	4,200,000	CAD	5,399,520	5,494,905	(95,493)
	12/19/2018	CNH	37,832,324	USD	5,500,820	5,479,359	20,641
	12/19/2018	INR	400,657,600	USD	5,609,206	5,453,845	146,155
	12/19/2018	EUR	4,450,000	CZK	5,201,160	5,199,778	1,277
	12/19/2018	NZD	7,700,000	CHF	5,015,780	5,099,097	(83,574)
	12/19/2018	NZD	7,382,616	EUR	4,826,754	4,888,918	(62,468)
	12/19/2018	GBP	3,712,785	EUR	4,768,330	4,857,476	(89,176)
	12/19/2018	NZD	7,225,742	AUD	4,747,313	4,785,033	(37,653)
	12/19/2018	JPY	515,707,650	CHF	4,641,369	4,566,351	64,708

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Principal Amount ($)		Yield (b)	Maturity	Value
	SHORT-TERM INVESTMENT - 58.4%
	U.S. TREASURY BILL - 58.4%
$3,035,000	U.S. Treasury Bill		10/11/2018	$3,033,377
20,858,000	U.S. Treasury Bill		10/25/2018	20,829,129
	TOTAL SHORT-TERM INVESTMENT (Cost - $23,863,636)			23,862,506

	TOTAL INVESTMENTS - 58.4% (Cost - $23,863,636)			$23,862,506
	OTHER ASSETS LESS LIABILITIES - 41.6%			17,015,052
	TOTAL NET ASSETS - 100.0%			$40,877,558

(a)	All or a portion of these investments is a holding of the consolidated AGSAT Fund Limited.
(b)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.

	SHORT FUTURES CONTRACTS
Contracts	Issue	Counterparty	Expiration	Notional Value at September 30, 2018	Unrealized Appreciation/ (Depreciation)
150	90-Day Euro$ Future	Bank of America Merrill Lynch	December-19	36,322,500	$69,050
60	90-Day Sterling Future	Bank of America Merrill Lynch	September-19	9,668,888	4,952
72	Australian Dollar Future	Bank of America Merrill Lynch	December-18	5,203,440	(64,805)
31	Bank Acceptance Future	Bank of America Merrill Lynch	September-19	5,834,984	5,372
207	BIST National 30 Index Future	Bank of America Merrill Lynch	October-18	437,015	(24,001)
20	British Pound Future	Bank of America Merrill Lynch	December-18	1,635,750	(1,125)
40	Canadian Dollar Future	Bank of America Merrill Lynch	December-18	3,100,200	(14,400)
76	Canadian 10 Year Bond Future	Bank of America Merrill Lynch	December-18	7,797,555	4,930
30	Cocoa Future (a)	Bank of America Merrill Lynch	December-18	617,100	25,770
29	Cocoa Ice Future (a)	Bank of America Merrill Lynch	December-18	565,750	46,370
91	Coffee 'C' Future (a)	Bank of America Merrill Lynch	December-18	3,496,106	145,031
33	Coffee Robusta Future (a)	Bank of America Merrill Lynch	November-18	512,820	20,340
69	Copper Future (a)	Bank of America Merrill Lynch	December-18	4,838,625	(96,150)
272	Corn Future (a)	Bank of America Merrill Lynch	December-18	4,845,000	209,175
3	DAX Index Future	Bank of America Merrill Lynch	December-18	1,066,388	(6,370)
14	Euro FX Future	Bank of America Merrill Lynch	December-18	2,044,350	(1,050)
23	Euro STOXX 50 Future	Bank of America Merrill Lynch	December-18	904,821	(9,607)
8	Euro BTP Future	Bank of America Merrill Lynch	December-18	1,150,722	(25,481)
60	FTSE China A50 Index Future	Bank of America Merrill Lynch	December-18	714,750	(11,415)
14	FTSE/JSE Top 40 Index Future	Bank of America Merrill Lynch	December-18	495,833	7,302
6	FTSE/MIB Index Future	Bank of America Merrill Lynch	December-18	720,630	14,402
48	Gold 100 Oz. Future (a)	Bank of America Merrill Lynch	December-18	5,741,760	134,540
2	Hang Seng Index Future	Bank of America Merrill Lynch	October-18	356,260	(2,839)
14	Hard Red Winter Wheat Future (a)	Bank of America Merrill Lynch	December-18	357,875	6,400
5	HSCEI Future	Bank of America Merrill Lynch	October-18	353,487	(3,854)
12	IBEX 35 Index Future	Bank of America Merrill Lynch	October-18	1,305,713	8,570
5	Japan 10 Year Bond Future	Bank of America Merrill Lynch	December-18	6,606,946	2,654
62	Japanese Yen Future	Bank of America Merrill Lynch	December-18	6,861,850	130,394
21	KOSPI 200 Index Future	Bank of America Merrill Lynch	December-18	1,427,451	(33,922)
20	Lean Hogs Future (a)	Bank of America Merrill Lynch	December-18	463,400	(24,670)
23	LME Aluminum Future (a)	Bank of America Merrill Lynch	December-18	1,193,413	(23,000)
10	LME Copper Future (a)	Bank of America Merrill Lynch	December-18	1,565,625	(92,437)
6	LME Lead Future (a)	Bank of America Merrill Lynch	December-18	305,363	1,125
4	LME Nickel Future (a)	Bank of America Merrill Lynch	December-18	302,208	(5,891)
15	LME Zinc Future (a)	Bank of America Merrill Lynch	December-18	983,250	(117,469)
23	Mini Bove Spa Future	Bank of America Merrill Lynch	October-18	91,413	(623)
8	Mini MSCI EAFE Index Future	Bank of America Merrill Lynch	December-18	790,200	(5,310)
20	Mini MSCI Emerging Market Index Future	Bank of America Merrill Lynch	December-18	1,049,700	(1,520)
36	MSCI Singapore Index Future	Bank of America Merrill Lynch	October-18	975,519	(9,664)
27	New Zealand Dollar Future	Bank of America Merrill Lynch	December-18	1,790,370	(29,565)
36	RTS Index Future	Bank of America Merrill Lynch	December-18	85,054	(4,585)
4	Short-Term Euro-BTP Future	Bank of America Merrill Lynch	December-18	507,576	(5,291)
69	Silver Future (a)	Bank of America Merrill Lynch	December-18	5,075,640	(19,115)
101	Soybean Future (a)	Bank of America Merrill Lynch	November-18	4,269,775	242,225
14	Soybean Meal Future (a)	Bank of America Merrill Lynch	December-18	432,600	15,870
32	Soybean Oil Future (a)	Bank of America Merrill Lynch	December-18	556,608	9,138
2	Swiss Franc Future	Bank of America Merrill Lynch	December-18	257,100	2,525
123	US 2 Year Note (CBT) Future	Bank of America Merrill Lynch	December-18	25,920,328	57,125
68	US 5 Year Note (CBT) Future	Bank of America Merrill Lynch	December-18	7,648,406	33,828
37	US 10 Year Note (CBT) Future	Bank of America Merrill Lynch	December-18	4,394,906	20,672
27	US 10 Year Ultra Note Future	Bank of America Merrill Lynch	December-18	3,402,000	17,000
22	US Long Bond (CBT) Future	Bank of America Merrill Lynch	December-18	3,091,000	23,727
15	US Ultra Bond (CBT) Future	Bank of America Merrill Lynch	December-18	2,314,219	3,281
11	White Sugar (ICE) Future (a)	Bank of America Merrill Lynch	December-18	176,275	2,585
11	WIG20 Index Future	Bank of America Merrill Lynch	December-18	136,855	(2,898)
249	World Sugar #11 (a)	Bank of America Merrill Lynch	March-19	3,123,456	274,490
					901,786

	LONG FUTURES CONTRACTS
Contracts	Issue	Counterparty	Expiration	Notional Value at September 30, 2018	Unrealized Appreciation/ (Depreciation)
129	3 Month Euro EURIBOR Future	Bank of America Merrill Lynch	September-19	37,525,829	$(5,740)
44	90-Day Bank Bill Future	Bank of America Merrill Lynch	June-19	31,682,302	626
5	Amsterdam Index Future	Bank of America Merrill Lynch	October-18	638,187	6,991
49	Australian 3 Year Bond Future	Bank of America Merrill Lynch	December-18	3,944,832	(7,875)
31	Australian 10 Year Bond Future	Bank of America Merrill Lynch	December-18	2,890,180	(20,557)
25	Brent Crude Oil Future (a)	Bank of America Merrill Lynch	December-18	2,068,250	103,300
18	CAC 40 10 Euro Future	Bank of America Merrill Lynch	October-18	1,147,691	11,649
2	Canola (WCE) Future (a)	Bank of America Merrill Lynch	November-18	15,389	14
6	Cattle Feeder Future (a)	Bank of America Merrill Lynch	November-18	474,150	2,437
3	Cotton No. 2 Future (a)	Bank of America Merrill Lynch	December-18	114,555	(13,985)
26	DJIA Mini e-CBOT Future	Bank of America Merrill Lynch	December-18	3,441,880	34,010
18	Dollar Index Future	Bank of America Merrill Lynch	December-18	1,705,266	6,912
29	E-Mini Russell 2000 Future	Bank of America Merrill Lynch	December-18	2,466,160	(12,853)
26	Euro-BOBL Future	Bank of America Merrill Lynch	December-18	3,947,012	(27,669)
11	Euro-Bund Future	Bank of America Merrill Lynch	December-18	2,028,782	(25,177)
5	Euro BUXL 30 Year Bond Future	Bank of America Merrill Lynch	December-18	1,012,364	(15,594)
42	Euro OAT Future	Bank of America Merrill Lynch	December-18	7,368,678	(70,495)
104	Euro-Schatz Future	Bank of America Merrill Lynch	December-18	13,501,983	(22,433)
13	Euro Swiss 3 Month ICE Future	Bank of America Merrill Lynch	June-19	3,350,481	(588)
3	FTSE 100 Index Future	Bank of America Merrill Lynch	December-18	292,883	7,010
1	FTSE KLCI Index Future	Bank of America Merrill Lynch	October-18	21,687	(54)
17	Gasoline RBOB Future (a)	Bank of America Merrill Lynch	November-18	1,489,190	69,686
52	Korea 3 Year Bond Future	Bank of America Merrill Lynch	December-18	5,775,434	(16,408)
110	Korea 10 Year Bond Future	Bank of America Merrill Lynch	December-18	10,747,622	(23,258)
25	Live Cattle Future (a)	Bank of America Merrill Lynch	December-18	1,188,500	10,250
1	Long Gilt Future	Bank of America Merrill Lynch	December-18	157,712	(1,611)
36	Low Sulfur Gas Oil Future (a)	Bank of America Merrill Lynch	November-18	2,607,300	104,275
44	Mexican Peso Future	Bank of America Merrill Lynch	December-18	1,161,380	39,595
38	MSCI Taiwan Index Future	Bank of America Merrill Lynch	October-18	1,560,280	(950)
15	NASDAQ 100 E-Mini Future	Bank of America Merrill Lynch	December-18	2,296,575	57,165
24	Natural Gas Future (a)	Bank of America Merrill Lynch	November-18	721,920	2,670
7	Nikkei 225 (SGX) Index Future	Bank of America Merrill Lynch	December-18	744,002	46,740
25	NY Harbor ULSD Future (a)	Bank of America Merrill Lynch	November-18	2,465,925	98,776
96	OMXS30 Index Future	Bank of America Merrill Lynch	October-18	1,791,931	29,703
9	Palladium Future (a)	Bank of America Merrill Lynch	December-18	965,520	119,940
2	Platinum Future (a)	Bank of America Merrill Lynch	January-19	82,240	385
25	S&P 500 E-mini Future	Bank of America Merrill Lynch	December-18	3,648,750	28,625
15	S&P Mid Cap 400 E-mini Future	Bank of America Merrill Lynch	December-18	3,037,800	(13,305)
14	S&P/TSX 60 Index Future	Bank of America Merrill Lynch	December-18	2,058,518	1,084
30	SET50 Index Future	Bank of America Merrill Lynch	December-18	215,121	293
53	SGX Nifty 50 Index Future	Bank of America Merrill Lynch	October-18	1,161,654	(7,208)
15	SPI 200 Index Future	Bank of America Merrill Lynch	December-18	1,680,626	10,907
34	STOXX Europe 600 Index Future	Bank of America Merrill Lynch	December-18	754,081	9,858
2	TOPIX Index Future	Bank of America Merrill Lynch	December-18	320,025	1,894
12	Wheat (CBT) Future (a)	Bank of America Merrill Lynch	December-18	305,400	(20,825)
24	WTI Crude Oil Future (a)	Bank of America Merrill Lynch	November-18	1,758,000	113,230
					$611,440
	TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,513,226

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)

Schedule of Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For	U.S. $ Value	Unrealized Appreciation/ (Depreciation)
To Buy:
10/2/2018	Barclays Bank PLC	455,316	BRL	$110,032	$114,013	$3,981
10/2/2018	Barclays Bank PLC	107,885	BRL	25,728	27,015	1,287
10/2/2018	Barclays Bank PLC	86,711	BRL	20,773	21,713	940
10/2/2018	Barclays Bank PLC	108,412	BRL	26,146	27,147	1,001
10/2/2018	Barclays Bank PLC	321,562	BRL	78,279	80,520	2,241
10/2/2018	Barclays Bank PLC	869,106	BRL	208,719	217,627	8,908
10/2/2018	Barclays Bank PLC	597,239	BRL	144,630	149,551	4,921
10/2/2018	Barclays Bank PLC	433,948	BRL	104,156	108,662	4,506
10/2/2018	Barclays Bank PLC	304,186	BRL	72,845	76,169	3,324
10/2/2018	Barclays Bank PLC	262,349	BRL	63,124	65,693	2,569
10/2/2018	Barclays Bank PLC	67,848	BRL	16,408	16,990	582
10/2/2018	Barclays Bank PLC	10,412	BRL	2,534	2,607	73
10/2/2018	Barclays Bank PLC	35,990	BRL	8,806	9,012	206
10/2/2018	Barclays Bank PLC	38,394	BRL	9,482	9,614	132
10/2/2018	Barclays Bank PLC	4,496,424	BRL	1,108,558	1,125,922	17,364
11/5/2018	Barclays Bank PLC	61,459	BRL	15,104	15,346	242
11/5/2018	Barclays Bank PLC	83,205	BRL	20,674	20,777	103
12/19/2018	Barclays Bank PLC	15,000	AUD	10,795	10,860	65
12/19/2018	Barclays Bank PLC	75,000	AUD	53,381	54,301	920
12/19/2018	Barclays Bank PLC	74,000	AUD	53,704	53,577	(127)
12/19/2018	Barclays Bank PLC	134,379	CAD	102,450	104,146	1,696
12/19/2018	Barclays Bank PLC	94,417	CAD	71,858	73,175	1,317
12/19/2018	Barclays Bank PLC	4,776,292	CLP	7,231	7,248	17
12/19/2018	Barclays Bank PLC	61,756	CZK	2,846	2,796	(50)
12/19/2018	Barclays Bank PLC	24,701	CZK	1,139	1,119	(20)
12/19/2018	Barclays Bank PLC	70,922	CZK	3,271	3,212	(59)
12/19/2018	Barclays Bank PLC	5,581	CZK	257	253	(4)
12/19/2018	Barclays Bank PLC	7,185	CZK	331	325	(6)
12/19/2018	Barclays Bank PLC	351,109	CZK	16,061	15,899	(162)
12/19/2018	Barclays Bank PLC	142,000	EUR	166,594	166,084	(510)
12/19/2018	Barclays Bank PLC	346,000	EUR	405,925	404,683	(1,242)
12/19/2018	Barclays Bank PLC	58,000	EUR	67,541	67,837	296
12/19/2018	Barclays Bank PLC	83,000	EUR	97,083	97,077	(6)
12/19/2018	Barclays Bank PLC	49,000	EUR	57,233	57,310	77
12/19/2018	Barclays Bank PLC	70,000	EUR	82,192	81,872	(320)
12/19/2018	Barclays Bank PLC	54,000	EUR	63,541	63,159	(382)
12/19/2018	Barclays Bank PLC	55,000	EUR	64,744	64,328	(416)
12/19/2018	Barclays Bank PLC	63,000	EUR	74,588	73,685	(903)
12/19/2018	Barclays Bank PLC	50,000	EUR	59,222	58,480	(742)
12/19/2018	Barclays Bank PLC	193,000	GBP	250,964	252,691	1,727
12/19/2018	Barclays Bank PLC	22,000	GBP	28,616	28,804	188
12/19/2018	Barclays Bank PLC	512,139	HKD	65,364	65,526	162
12/19/2018	Barclays Bank PLC	104,891	HUF	376	379	3
12/19/2018	Barclays Bank PLC	1,927,473	HUF	6,897	6,969	72
12/19/2018	Barclays Bank PLC	364,206	HUF	1,311	1,317	6
12/19/2018	Barclays Bank PLC	1,188,737	HUF	4,325	4,298	(27)
12/19/2018	Barclays Bank PLC	960,366	HUF	3,501	3,472	(29)
12/19/2018	Barclays Bank PLC	1,799,327	HUF	6,575	6,505	(70)
12/19/2018	Barclays Bank PLC	5,475,115	HUF	19,932	19,795	(137)
12/19/2018	Barclays Bank PLC	3,041	ILS	846	842	(4)
12/19/2018	Barclays Bank PLC	3,848	ILS	1,078	1,065	(13)
12/19/2018	Barclays Bank PLC	8,413	ILS	2,367	2,328	(39)
12/19/2018	Barclays Bank PLC	13,975	ILS	3,946	3,868	(78)
12/19/2018	Barclays Bank PLC	141,934	ILS	39,876	39,282	(594)
12/19/2018	Barclays Bank PLC	6,368	ILS	1,791	1,763	(28)
12/19/2018	Barclays Bank PLC	3,075	ILS	863	851	(12)
12/19/2018	Barclays Bank PLC	79,645	ILS	22,245	22,043	(202)
12/19/2018	Barclays Bank PLC	2,069,864	INR	28,424	28,267	(157)
12/19/2018	Barclays Bank PLC	2,119,834	INR	28,879	28,950	71
12/19/2018	Barclays Bank PLC	14,018,689	JPY	126,654	124,255	(2,399)
12/19/2018	Barclays Bank PLC	28,399,105	KRW	25,409	25,654	245
12/19/2018	Barclays Bank PLC	60,728,400	KRW	54,000	54,859	859
12/19/2018	Barclays Bank PLC	112,516,020	KRW	101,000	101,642	642
12/19/2018	Barclays Bank PLC	83,024	NOK	10,034	10,232	198
12/19/2018	Barclays Bank PLC	30,116	NOK	3,675	3,711	36
12/19/2018	Barclays Bank PLC	35,258	NOK	4,312	4,345	33
12/19/2018	Barclays Bank PLC	29,793	NOK	3,670	3,672	2
12/19/2018	Barclays Bank PLC	1,595	NOK	197	197	-
12/19/2018	Barclays Bank PLC	217,962	NOK	26,919	26,862	(57)
12/19/2018	Barclays Bank PLC	38,021	PHP	697	700	3
12/19/2018	Barclays Bank PLC	50,066	PHP	920	922	2
12/19/2018	Barclays Bank PLC	917,809	PHP	16,798	16,893	95
12/19/2018	Barclays Bank PLC	3,298	PLN	890	897	7
12/19/2018	Barclays Bank PLC	28,632	PLN	7,716	7,784	68
12/19/2018	Barclays Bank PLC	8,393	PLN	2,269	2,282	13
12/19/2018	Barclays Bank PLC	12,639	PLN	3,441	3,436	(5)
12/19/2018	Barclays Bank PLC	12,506	PLN	3,426	3,400	(26)
12/19/2018	Barclays Bank PLC	17,453	PLN	4,792	4,745	(47)
12/19/2018	Barclays Bank PLC	67,917	PLN	18,619	18,464	(155)
12/19/2018	Barclays Bank PLC	567,530	RUB	8,097	8,592	495
12/19/2018	Barclays Bank PLC	127,475	RUB	1,845	1,930	85
12/19/2018	Barclays Bank PLC	317,341	RUB	4,654	4,804	150
12/19/2018	Barclays Bank PLC	22,832	RUB	332	346	14
12/19/2018	Barclays Bank PLC	171,882	RUB	2,543	2,602	59
12/19/2018	Barclays Bank PLC	247,645	RUB	3,707	3,749	42
12/19/2018	Barclays Bank PLC	305,694	RUB	4,555	4,628	73
12/19/2018	Barclays Bank PLC	122,060	RUB	1,836	1,848	12
12/19/2018	Barclays Bank PLC	1,198,472	RUB	18,078	18,143	65
12/19/2018	Barclays Bank PLC	28,570	SEK	3,166	3,236	70
12/19/2018	Barclays Bank PLC	77,166	SEK	8,550	8,740	190
12/19/2018	Barclays Bank PLC	35,922	SEK	4,005	4,069	64
12/19/2018	Barclays Bank PLC	78,704	SEK	8,774	8,915	141
12/19/2018	Barclays Bank PLC	26,604	SEK	2,984	3,013	29
12/19/2018	Barclays Bank PLC	34,191	SEK	3,827	3,873	46
12/19/2018	Barclays Bank PLC	10,595	SEK	1,198	1,200	2
12/19/2018	Barclays Bank PLC	8,690	SEK	986	984	(2)
12/19/2018	Barclays Bank PLC	52,221	SEK	5,952	5,915	(37)
12/19/2018	Barclays Bank PLC	27,831	SEK	3,189	3,152	(37)
12/19/2018	Barclays Bank PLC	28,423	SEK	3,261	3,219	(42)
12/19/2018	Barclays Bank PLC	256,099	SEK	29,206	29,007	(199)
12/19/2018	Barclays Bank PLC	55,922	SGD	40,739	41,002	263
12/19/2018	Barclays Bank PLC	1,826	SGD	1,340	1,339	(1)
12/19/2018	Barclays Bank PLC	6,872	TRY	1,001	1,085	84
12/19/2018	Barclays Bank PLC	24,156	TRY	3,578	3,814	236
12/19/2018	Barclays Bank PLC	64,378	TRY	10,014	10,165	151
12/19/2018	Barclays Bank PLC	2,670	TRY	403	422	19
12/19/2018	Barclays Bank PLC	19,843	TRY	2,991	3,133	142
12/19/2018	Barclays Bank PLC	13,560	TRY	2,097	2,141	44
12/19/2018	Barclays Bank PLC	40,588	TRY	6,332	6,409	77
12/19/2018	Barclays Bank PLC	336,374	TWD	11,085	11,081	(4)
12/19/2018	Barclays Bank PLC	799,127	ZAR	51,324	55,862	4,538
12/19/2018	Barclays Bank PLC	129,331	ZAR	8,917	9,041	124
12/19/2018	Barclays Bank PLC	32,049	ZAR	2,217	2,240	23
12/19/2018	Barclays Bank PLC	247,535	ZAR	17,323	17,304	(19)
						$59,069

To Sell:
10/2/2018	Barclays Bank PLC	18,212	BRL	$4,383	$4,560	$(177)
10/2/2018	Barclays Bank PLC	7,656,808	BRL	1,841,708	1,917,294	(75,586)
10/2/2018	Barclays Bank PLC	41,465	BRL	9,946	10,383	(437)
10/2/2018	Barclays Bank PLC	397,422	BRL	95,700	99,516	(3,816)
10/2/2018	Barclays Bank PLC	12,452	BRL	3,002	3,118	(116)
10/2/2018	Barclays Bank PLC	69,423	BRL	16,838	17,384	(546)
11/5/2018	Barclays Bank PLC	4,496,424	BRL	1,105,464	1,122,762	(17,298)
12/19/2018	Barclays Bank PLC	23,575,056	CLP	34,068	35,774	(1,706)
12/19/2018	Barclays Bank PLC	500,807,704	CLP	721,500	759,941	(38,441)
12/19/2018	Barclays Bank PLC	5,471,972	ILS	1,523,302	1,514,446	8,856
12/19/2018	Barclays Bank PLC	24,407,155	CLP	35,365	37,036	(1,671)
12/19/2018	Barclays Bank PLC	75,907,040	KRW	68,000	68,571	(571)
12/19/2018	Barclays Bank PLC	4,533,957	INR	62,109	61,918	191
12/19/2018	Barclays Bank PLC	24,882,649	KRW	22,223	22,478	(255)
12/19/2018	Barclays Bank PLC	65,622	SGD	47,745	48,113	(368)
12/19/2018	Barclays Bank PLC	1,153,607	TWD	37,714	38,002	(288)
12/19/2018	Barclays Bank PLC	1,116,436,320	KRW	998,905	1,008,539	(9,634)
12/19/2018	Barclays Bank PLC	62,973,509	TWD	2,063,075	2,074,457	(11,382)
12/19/2018	Barclays Bank PLC	309,575,660	INR	4,241,169	4,227,745	13,424
12/19/2018	Barclays Bank PLC	98,389	NOK	11,763	12,125	(362)
12/19/2018	Barclays Bank PLC	417,145	ZAR	26,781	29,160	(2,379)
12/19/2018	Barclays Bank PLC	1,709,998	SGD	1,245,708	1,253,750	(8,042)
12/19/2018	Barclays Bank PLC	315,782	CZK	14,334	14,300	34
12/19/2018	Barclays Bank PLC	18,994,409	CLP	27,818	28,823	(1,005)
12/19/2018	Barclays Bank PLC	12,983,846	ZAR	833,892	907,624	(73,732)
12/19/2018	Barclays Bank PLC	21,442,463	CZK	974,118	970,986	3,132
12/19/2018	Barclays Bank PLC	18,106,454	SEK	2,006,190	2,050,853	(44,663)
12/19/2018	Barclays Bank PLC	15,272,743	NOK	1,824,111	1,882,209	(58,098)
12/19/2018	Barclays Bank PLC	5,275,819	INR	72,324	72,050	274
12/19/2018	Barclays Bank PLC	66,449	SGD	48,404	48,719	(315)
12/19/2018	Barclays Bank PLC	28,273,805	KRW	25,226	25,541	(315)
12/19/2018	Barclays Bank PLC	1,087,018	TWD	35,536	35,808	(272)
12/19/2018	Barclays Bank PLC	1,058,487	PHP	19,349	19,482	(133)
12/19/2018	Barclays Bank PLC	88,145,184	PHP	1,621,359	1,622,380	(1,021)
12/19/2018	Barclays Bank PLC	48,000	EUR	56,312	56,141	171
12/19/2018	Barclays Bank PLC	86,278,353	RUB	1,238,007	1,306,130	(68,123)
12/19/2018	Barclays Bank PLC	3,960,794	TRY	578,462	625,400	(46,938)
12/19/2018	Barclays Bank PLC	22,692	SEK	2,518	2,570	(52)
12/19/2018	Barclays Bank PLC	108,678	NOK	12,964	13,393	(429)
12/19/2018	Barclays Bank PLC	1,753	TRY	255	277	(22)
12/19/2018	Barclays Bank PLC	16,149	ILS	4,535	4,470	65
12/19/2018	Barclays Bank PLC	329,088	RUB	4,707	4,982	(275)
12/19/2018	Barclays Bank PLC	231,119	ZAR	15,079	16,156	(1,077)
12/19/2018	Barclays Bank PLC	418,867,523	HUF	1,505,381	1,514,359	(8,978)
12/19/2018	Barclays Bank PLC	4,980,703	PLN	1,344,430	1,354,061	(9,631)
12/19/2018	Barclays Bank PLC	304,160	HUF	1,094	1,100	(6)
12/19/2018	Barclays Bank PLC	14,421	PLN	3,894	3,920	(26)
12/19/2018	Barclays Bank PLC	263,747	CZK	11,962	11,943	19
12/19/2018	Barclays Bank PLC	24,255,294	CLP	35,221	36,806	(1,585)
12/19/2018	Barclays Bank PLC	92,000	AUD	65,707	66,609	(902)
12/19/2018	Barclays Bank PLC	164,000	EUR	191,298	191,815	(517)
12/19/2018	Barclays Bank PLC	1,066,525	TWD	34,812	35,133	(321)
12/19/2018	Barclays Bank PLC	5,774,496	INR	78,602	78,860	(258)
12/19/2018	Barclays Bank PLC	61,777	SGD	44,819	45,294	(475)
12/19/2018	Barclays Bank PLC	709,392	PHP	12,998	13,057	(59)
12/19/2018	Barclays Bank PLC	30,997,575	KRW	27,537	28,002	(465)
12/19/2018	Barclays Bank PLC	61,597	NOK	7,376	7,591	(215)
12/19/2018	Barclays Bank PLC	583,321	RUB	8,197	8,831	(634)
12/19/2018	Barclays Bank PLC	230,339	ZAR	14,944	16,102	(1,158)
12/19/2018	Barclays Bank PLC	247,908	CZK	11,228	11,226	2
12/19/2018	Barclays Bank PLC	511,344	HUF	1,833	1,849	(16)
12/19/2018	Barclays Bank PLC	11,830	PLN	3,180	3,216	(36)
12/19/2018	Barclays Bank PLC	23,161,231	CLP	33,455	35,146	(1,691)
12/19/2018	Barclays Bank PLC	5,596,858	INR	76,097	76,434	(337)
12/19/2018	Barclays Bank PLC	62,161	SGD	45,217	45,576	(359)
12/19/2018	Barclays Bank PLC	33,841,733	KRW	30,148	30,571	(423)
12/19/2018	Barclays Bank PLC	1,231,752	TWD	40,259	40,576	(317)
12/19/2018	Barclays Bank PLC	640,769	PHP	11,754	11,794	(40)
12/19/2018	Barclays Bank PLC	103,583	SEK	11,517	11,732	(215)
12/19/2018	Barclays Bank PLC	91,645	NOK	10,986	11,294	(308)
12/19/2018	Barclays Bank PLC	375,005	RUB	5,282	5,677	(395)
12/19/2018	Barclays Bank PLC	129,967	ZAR	8,482	9,085	(603)
12/19/2018	Barclays Bank PLC	13,065	TRY	1,895	2,063	(168)
12/19/2018	Barclays Bank PLC	1,170,867	HUF	4,202	4,233	(31)
12/19/2018	Barclays Bank PLC	170,859	CZK	7,752	7,737	15
12/19/2018	Barclays Bank PLC	10,737	PLN	2,892	2,919	(27)
12/19/2018	Barclays Bank PLC	23,826,261	CLP	34,137	36,155	(2,018)
12/19/2018	Barclays Bank PLC	41,562,234	KRW	36,936	37,545	(609)
12/19/2018	Barclays Bank PLC	897,992	TWD	29,291	29,581	(290)
12/19/2018	Barclays Bank PLC	3,446,069	INR	46,549	47,062	(513)
12/19/2018	Barclays Bank PLC	48,376	SGD	35,183	35,468	(285)
12/19/2018	Barclays Bank PLC	207,551	PHP	3,799	3,820	(21)
12/19/2018	Barclays Bank PLC	50,803	ZAR	3,320	3,551	(231)
12/19/2018	Barclays Bank PLC	17,169	ILS	4,817	4,752	65
12/19/2018	Barclays Bank PLC	12,569	CZK	571	569	2
12/19/2018	Barclays Bank PLC	14,965,563	CLP	21,650	22,709	(1,059)
12/19/2018	Barclays Bank PLC	42,742,709	KRW	38,187	38,612	(425)
12/19/2018	Barclays Bank PLC	43,742	SGD	31,937	32,071	(134)
12/19/2018	Barclays Bank PLC	729,247	TWD	23,827	24,023	(196)
12/19/2018	Barclays Bank PLC	49,000	EUR	57,350	57,311	39
12/19/2018	Barclays Bank PLC	2,595	TRY	380	410	(30)
12/19/2018	Barclays Bank PLC	1,233	NOK	150	152	(2)
12/19/2018	Barclays Bank PLC	41,235	ZAR	2,738	2,883	(145)
12/19/2018	Barclays Bank PLC	45,317	CZK	2,072	2,052	20
12/19/2018	Barclays Bank PLC	15,518,683	CLP	22,754	23,549	(795)
12/19/2018	Barclays Bank PLC	42,938,785	KRW	38,425	38,789	(364)
12/19/2018	Barclays Bank PLC	182,887	PHP	3,350	3,366	(16)
12/19/2018	Barclays Bank PLC	47,516	SGD	34,733	34,838	(105)
12/19/2018	Barclays Bank PLC	2,193,461	INR	30,113	29,955	158
12/19/2018	Barclays Bank PLC	667,644	TWD	21,846	21,993	(147)
12/19/2018	Barclays Bank PLC	23,318	ZAR	1,554	1,630	(76)
12/19/2018	Barclays Bank PLC	12,416,373	CLP	18,151	18,841	(690)
12/19/2018	Barclays Bank PLC	4,106,081	INR	55,799	56,075	(276)
12/19/2018	Barclays Bank PLC	528,498	PHP	9,648	9,727	(79)
12/19/2018	Barclays Bank PLC	962,988	TWD	31,444	31,723	(279)
12/19/2018	Barclays Bank PLC	41,081,509	KRW	36,579	37,111	(532)
12/19/2018	Barclays Bank PLC	48,264	SGD	35,166	35,387	(221)
12/19/2018	Barclays Bank PLC	6,382	ILS	1,793	1,766	27
12/19/2018	Barclays Bank PLC	12,338	NOK	1,507	1,521	(14)
12/19/2018	Barclays Bank PLC	44,044	ZAR	2,900	3,079	(179)
12/19/2018	Barclays Bank PLC	12,637	TRY	1,913	1,995	(82)
12/19/2018	Barclays Bank PLC	43,336	SEK	4,860	4,908	(48)
12/19/2018	Barclays Bank PLC	39,789	CZK	1,827	1,802	25
12/19/2018	Barclays Bank PLC	612,474	HUF	2,212	2,214	(2)
12/19/2018	Barclays Bank PLC	10,603	PLN	2,880	2,883	(3)
12/19/2018	Barclays Bank PLC	45,194,946	KRW	40,252	40,827	(575)
12/19/2018	Barclays Bank PLC	45,671	SGD	33,367	33,485	(118)
12/19/2018	Barclays Bank PLC	1,013,322	TWD	33,102	33,381	(279)
12/19/2018	Barclays Bank PLC	4,330,080	INR	58,871	59,134	(263)
12/19/2018	Barclays Bank PLC	637,305	PHP	11,639	11,730	(91)
12/19/2018	Barclays Bank PLC	13,033	NOK	1,599	1,606	(7)
12/19/2018	Barclays Bank PLC	13,289	TRY	1,965	2,098	(133)
12/19/2018	Barclays Bank PLC	162,763	ZAR	10,750	11,378	(628)
12/19/2018	Barclays Bank PLC	118,332	RUB	1,730	1,791	(61)
12/19/2018	Barclays Bank PLC	11,317	CZK	521	513	8
12/19/2018	Barclays Bank PLC	322,989	HUF	1,170	1,168	2
12/19/2018	Barclays Bank PLC	6,578	PLN	1,790	1,788	2
12/19/2018	Barclays Bank PLC	373,920	PHP	6,855	6,882	(27)
12/19/2018	Barclays Bank PLC	3,309,730	INR	44,949	45,200	(251)
12/19/2018	Barclays Bank PLC	36,628	SGD	26,779	26,856	(77)
12/19/2018	Barclays Bank PLC	728,742	TWD	23,813	24,006	(193)
12/19/2018	Barclays Bank PLC	42,722,898	KRW	38,124	38,594	(470)
12/19/2018	Barclays Bank PLC	22,931	TRY	3,448	3,621	(173)
12/19/2018	Barclays Bank PLC	6,536	NOK	804	805	(1)
12/19/2018	Barclays Bank PLC	203,834	ZAR	13,709	14,249	(540)
12/19/2018	Barclays Bank PLC	50,890	CZK	2,344	2,305	39
12/19/2018	Barclays Bank PLC	4,875	PLN	1,328	1,325	3
12/19/2018	Barclays Bank PLC	704,868	HUF	2,559	2,548	11
12/19/2018	Barclays Bank PLC	38,706,780	KRW	34,645	34,966	(321)
12/19/2018	Barclays Bank PLC	31,018	SGD	22,690	22,742	(52)
12/19/2018	Barclays Bank PLC	589,621	TWD	19,278	19,423	(145)
12/19/2018	Barclays Bank PLC	62,773	ZAR	4,283	4,388	(105)
12/19/2018	Barclays Bank PLC	4,184,360	CLP	6,210	6,350	(140)
12/19/2018	Barclays Bank PLC	263,382	PHP	4,835	4,848	(13)
12/19/2018	Barclays Bank PLC	572,504	TWD	18,756	18,859	(103)
12/19/2018	Barclays Bank PLC	30,959	SGD	22,730	22,699	31
12/19/2018	Barclays Bank PLC	33,290,396	KRW	29,885	30,073	(188)
12/19/2018	Barclays Bank PLC	6,106,418	CLP	9,146	9,266	(120)
12/19/2018	Barclays Bank PLC	30,556	SGD	22,393	22,403	(10)
12/19/2018	Barclays Bank PLC	656,396	PHP	11,973	12,082	(109)
12/19/2018	Barclays Bank PLC	3,609,612	INR	49,188	49,295	(107)
12/19/2018	Barclays Bank PLC	10,406	TRY	1,585	1,643	(58)
12/19/2018	Barclays Bank PLC	992,111	HUF	3,628	3,587	41
12/19/2018	Barclays Bank PLC	8,575	PLN	2,350	2,331	19
12/19/2018	Barclays Bank PLC	13,113,383	CLP	19,709	19,899	(190)
12/19/2018	Barclays Bank PLC	1,232,902	PHP	22,405	22,693	(288)
12/19/2018	Barclays Bank PLC	45,781	SGD	33,554	33,566	(12)
12/19/2018	Barclays Bank PLC	937,234	TWD	30,731	30,874	(143)
12/19/2018	Barclays Bank PLC	8,278,839	INR	112,149	113,061	(912)
12/19/2018	Barclays Bank PLC	136,264	NOK	16,792	16,793	(1)
12/19/2018	Barclays Bank PLC	556,454	RUB	8,395	8,424	(29)
12/19/2018	Barclays Bank PLC	179,218	ZAR	12,352	12,528	(176)
12/19/2018	Barclays Bank PLC	31,006	TRY	4,799	4,896	(97)
12/19/2018	Barclays Bank PLC	25,982	ILS	7,295	7,191	104
12/19/2018	Barclays Bank PLC	157,945	SEK	18,074	17,890	184
12/19/2018	Barclays Bank PLC	46,402	PLN	12,771	12,615	156
12/19/2018	Barclays Bank PLC	234,743	CZK	10,836	10,630	206
12/19/2018	Barclays Bank PLC	3,877,041	HUF	14,181	14,017	164
12/19/2018	Barclays Bank PLC	21,228,130	CLP	31,613	32,212	(599)
12/19/2018	Barclays Bank PLC	585,873	PHP	10,704	10,783	(79)
12/19/2018	Barclays Bank PLC	783,920	TWD	25,720	25,824	(104)
12/19/2018	Barclays Bank PLC	3,012,800	INR	40,922	41,145	(223)
12/19/2018	Barclays Bank PLC	30,815	SGD	22,603	22,593	10
12/19/2018	Barclays Bank PLC	20,679	NOK	2,554	2,549	5
12/19/2018	Barclays Bank PLC	20,872	SEK	2,380	2,364	16
12/19/2018	Barclays Bank PLC	61,695	RUB	929	934	(5)
12/19/2018	Barclays Bank PLC	9,659	PLN	2,653	2,626	27
12/19/2018	Barclays Bank PLC	77,910	HUF	284	282	2
12/19/2018	Barclays Bank PLC	2,742,185	CLP	4,127	4,161	(34)
12/19/2018	Barclays Bank PLC	19,692,824	KRW	17,756	17,790	(34)
						$(490,342)
					Net unrealized depreciation on forward foreign currency contracts	$(431,273)

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares				Value
	INVESTMENTS - 68.1%
	EXCHANGE TRADED FUNDS - 10.4%
	COMMODITY FUND - 1.1%
10,000	SPDR Gold Shares ^			$1,127,600

	DEBT FUNDS - 7.0%
151,032	Invesco Senior Loan ETF			3,499,411
73,946	SPDR Blackstone / GSO Senior Loan ETF			3,501,343
				7,000,754
	EQUITY FUNDS - 2.3%
541	Consumer Discretionary Select Sector SPDR Fund			63,416
1,191	Consumer Staples Select Sector SPDR Fund			64,231
3,428	Energy Select Sector SPDR Fund			259,637
2,190	Financial Select Sector SPDR Fund			60,400
10,584	Health Care Select Sector SPDR Fund			1,007,068
869	Industrial Select Sector SPDR Fund			68,130
1,000	Materials Select Sector SPDR Fund			57,930
7,904	Technology Select Sector SPDR Fund			595,408
1,908	Utilities Select Sector SPDR Fund			100,456
				2,276,676

	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,442,948)			10,405,030

	EXCHANGE TRADED NOTE - 0.0% *
	COMMODITY FUND - 0.0% *
2,330	iPath Bloomberg Nickel Subindex Total Return ETN ^ (Cost - $30,068)			35,066

Principal
Amount ($)		Yield (b)	Maturity
	U.S. TREASURY SECURITIES - 3.5%
$1,000,000	U.S. Treasury Note	1.8750	12/31/2019	989,688
2,500,000	U.S. Treasury Note	2.2500	3/31/2020	2,481,152
	TOTAL U.S. TREASURY SECURITIES (Cost - $3,495,885)			3,470,840

	SHORT-TERM INVESTMENTS - 54.2%
	U.S. TREASURY BILLS - 54.2%
44,200,000	U.S. Treasury Bill	1.7700	10/11/2018	44,176,422
10,043,000	U.S. Treasury Bill	2.1800	12/6/2018	10,002,961
	TOTAL SHORT-TERM INVESTMENTS (Cost - $54,179,383)			54,179,383

	TOTAL INVESTMENTS - 68.1% (Cost - $68,148,284)			$68,090,319
	OTHER ASSETS LESS LIABILITIES - 31.9%			31,913,758
	TOTAL NET ASSETS - 100.0%			$100,004,077

^	Non-Income producing security.
*	Less than 0.05%.
(a)	All or a portion of these investments is a holding of the consolidated AMFS Fund Limited.
(b)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

	SHORT FUTURES CONTRACTS
Contracts	Issue	Counterparty	Expiration	Notional Value at September 30, 2018	Unrealized Appreciation/ (Depreciation)
18	90-Day Euro$ Future	Bank of America Merrill Lynch	March-19	4,372,200	$4,050
117	90-Day Euro$ Future	Bank of America Merrill Lynch	December-19	28,331,550	44,050
14	90-Day Euro$ Future	Bank of America Merrill Lynch	December-20	3,389,225	4,950
2	90-Day Euro$ Future	Bank of America Merrill Lynch	December-21	484,375	975
2	90-Day Euro$ Future	Bank of America Merrill Lynch	December-22	484,375	800
16	90-Day Sterling Future	Bank of America Merrill Lynch	June-19	2,580,718	980
38	90-Day Sterling Future	Bank of America Merrill Lynch	September-19	6,123,629	3,136
30	Australian 3 Year Bond Future	Bank of America Merrill Lynch	December-18	2,415,203	(4,139)
45	Australian Dollar Future	Bank of America Merrill Lynch	December-18	3,252,150	(40,505)
20	Bank Acceptance Future	Bank of America Merrill Lynch	September-19	3,764,506	3,559
2	Bank Acceptance Future	Bank of America Merrill Lynch	June-19	376,837	623
129	BIST National 30 Index	Bank of America Merrill Lynch	October-18	272,342	(14,998)
13	British Pound Currency Future	Bank of America Merrill Lynch	December-18	1,063,238	(713)
8	CAC40 10 Euro Future	Bank of America Merrill Lynch	October-18	510,085	488
70	Canadian 10 Year Bond Future	Bank of America Merrill Lynch	December-18	7,181,959	25,631
25	Canadian Dollar Future	Bank of America Merrill Lynch	December-18	1,937,625	(9,000)
2	Canola Future (WCE) (a)	Bank of America Merrill Lynch	November-18	15,389	388
47	CBOE Volatility Index Future (a)	Bank of America Merrill Lynch	October-18	656,825	25,645
3	CBOE Volatility Index Future (a)	Bank of America Merrill Lynch	November-18	44,925	835
2	CBOE Volatility Index Future (a)	Bank of America Merrill Lynch	December-18	30,450	350
1	CBOE Volatility Index Future (a)	Bank of America Merrill Lynch	January-19	15,725	(75)
1	CBOE Volatility Index Future (a)	Bank of America Merrill Lynch	March-19	16,275	25
19	Cocoa (ICE) Future (a)	Bank of America Merrill Lynch	December-18	370,664	35,594
1	Cocoa (ICE) Future (a)	Bank of America Merrill Lynch	March-19	19,926	1,434
21	Cocoa Future (a)	Bank of America Merrill Lynch	December-18	431,970	17,940
24	Coffee Robusta Future (a)	Bank of America Merrill Lynch	November-18	372,960	15,110
61	Coffee Future (a)	Bank of America Merrill Lynch	December-18	2,343,544	101,119
1	Coffee Future (a)	Bank of America Merrill Lynch	March-19	39,694	1,950
55	Copper Future (a)	Bank of America Merrill Lynch	December-18	3,856,875	(61,013)
1	Copper Future (a)	Bank of America Merrill Lynch	March-19	70,625	1,338
248	Corn Future (a)	Bank of America Merrill Lynch	December-18	4,417,500	155,825
6	Corn Future (a)	Bank of America Merrill Lynch	March-19	110,400	2,638
2	Cotton No. 2 Future (a)	Bank of America Merrill Lynch	December-18	76,370	3,615
2	Crude Palm Oil Future (a)	Bank of America Merrill Lynch	November-18	25,891	198
4	Crude Palm Oil Future (a)	Bank of America Merrill Lynch	December-18	52,531	1,393
1	Crude Palm Oil Future (a)	Bank of America Merrill Lynch	January-19	13,405	(18)
2	DAX Index	Bank of America Merrill Lynch	December-18	710,926	(4,247)
1	DAX Mini	Bank of America Merrill Lynch	December-18	71,093	38
1	E-Mini Russell 2000 Future	Bank of America Merrill Lynch	December-18	85,040	(400)
21	Euro BTP Future	Bank of America Merrill Lynch	December-18	3,020,646	(28,937)
1	Euro E-Mini Future	Bank of America Merrill Lynch	December-18	73,013	525
10	Euro FX Currency Future	Bank of America Merrill Lynch	December-18	1,460,250	(1,031)
1	Euro SCHATZ Future	Bank of America Merrill Lynch	December-18	129,827	12
16	Euro STOXX 50	Bank of America Merrill Lynch	December-18	629,441	(4,871)
38	FTSE CHINA A50	Bank of America Merrill Lynch	October-18	452,675	(7,230)
15	FTSE/JSE Top 40 Index Future	Bank of America Merrill Lynch	December-18	531,250	8,283
6	FTSE/MIB Index Future	Bank of America Merrill Lynch	December-18	720,630	6,370
50	Gold 100 Oz. Future (a)	Bank of America Merrill Lynch	December-18	5,981,000	113,620
1	Gold 100 Oz Future (a)	Bank of America Merrill Lynch	February-19	120,190	1,640
7	Hang Seng Index	Bank of America Merrill Lynch	October-18	1,246,911	(9,796)
9	HSCEI Future	Bank of America Merrill Lynch	October-18	636,277	(6,654)
7	IBEX 35 Index	Bank of America Merrill Lynch	October-18	761,666	4,999
3	Japanese 10 Year Bond (OSE)	Bank of America Merrill Lynch	December-18	3,964,168	1,324
40	Japanese Yen Currency Future	Bank of America Merrill Lynch	December-18	4,427,000	81,931
14	KC HRW Wheat Future (a)	Bank of America Merrill Lynch	December-18	357,875	8,987
2	KC HRW Wheat Future (a)	Bank of America Merrill Lynch	March-19	53,525	1,950
13	KOSPI2 Index	Bank of America Merrill Lynch	December-18	883,660	(20,999)
13	Lean Hogs (a)	Bank of America Merrill Lynch	December-18	301,210	(16,040)
14	LME Aluminum (a)	Bank of America Merrill Lynch	December-18	726,425	(14,000)
6	LME Copper (a)	Bank of America Merrill Lynch	December-18	939,375	(55,463)
3	LME Lead (a)	Bank of America Merrill Lynch	December-18	152,681	150
2	LME Nickel (a)	Bank of America Merrill Lynch	December-18	151,104	(3,159)
11	LME Zinc (a)	Bank of America Merrill Lynch	November-18	727,650	(39,262)
15	Long Gilt	Bank of America Merrill Lynch	December-18	2,365,679	(3,843)
1	Mill Wheat Euro (a)	Bank of America Merrill Lynch	December-18	11,702	56
14	Mini Bovespa Future	Bank of America Merrill Lynch	October-18	55,642	(379)
3	Mini FTSE/MIB Future	Bank of America Merrill Lynch	December-18	72,063	1,294
1	Mini H-Shares Index	Bank of America Merrill Lynch	October-18	14,139	(174)
4	Mini HSI Index	Bank of America Merrill Lynch	October-18	142,504	(1,278)
5	Mini MSCI EAFE	Bank of America Merrill Lynch	December-18	493,875	(3,325)
20	Mini MSCI Emerging Market	Bank of America Merrill Lynch	December-18	1,049,700	(10,930)
23	MSCI Singapore Index ETS	Bank of America Merrill Lynch	October-18	623,248	(6,190)
5	MSCI Taiwan Index	Bank of America Merrill Lynch	October-18	205,300	175
4	Natural Gas Future (a)	Bank of America Merrill Lynch	November-18	120,320	(400)
4	Natural Gas Future (a)	Bank of America Merrill Lynch	February-19	123,400	(6,720)
17	New Zealand $ Future	Bank of America Merrill Lynch	December-18	1,127,270	(18,615)
168	NIKKEI 225 (CME)	Bank of America Merrill Lynch	December-18	20,315,400	(1,149,525)
5	NIKKEI 225 (SGX)	Bank of America Merrill Lynch	December-18	531,430	(21,323)
29	OMXS30 Index	Bank of America Merrill Lynch	October-18	541,312	(7,742)
2	Rapeseed Euro (a)	Bank of America Merrill Lynch	November-18	43,266	(985)
1	Rapeseed Euro (a)	Bank of America Merrill Lynch	February-19	21,778	(381)
1	Red Wheat Future (a)	Bank of America Merrill Lynch	December-18	28,625	712
23	RTS Index Future	Bank of America Merrill Lynch	December-18	54,340	(2,929)
1	S&P/TSX 60 Index Future	Bank of America Merrill Lynch	December-18	147,037	1,207
1	SGX Nifty 50	Bank of America Merrill Lynch	October-18	21,918	44
3	Short-Term Euro-BTP	Bank of America Merrill Lynch	December-18	380,682	(3,968)
55	Silver Future (a)	Bank of America Merrill Lynch	December-18	4,045,800	(16,190)
82	Soybean Future (a)	Bank of America Merrill Lynch	November-18	3,466,550	155,450
4	Soybean Future (a)	Bank of America Merrill Lynch	January-19	171,900	2,038
14	Soybean Meal Future (a)	Bank of America Merrill Lynch	December-18	432,600	14,860
2	Soybean Meal Future (a)	Bank of America Merrill Lynch	January-19	61,880	2,360
35	Soybean Oil Future (a)	Bank of America Merrill Lynch	December-18	608,790	10,716
3	Soybean Oil Future (a)	Bank of America Merrill Lynch	January-19	52,614	774
1	STOXX Europe 600	Bank of America Merrill Lynch	December-18	9,071	167
1	Swiss Franc Future	Bank of America Merrill Lynch	December-18	128,550	1,262
20	SX5E Dividend Future	Bank of America Merrill Lynch	December-20	292,001	1,086
131	US 2 Year Note (CBT) Future	Bank of America Merrill Lynch	December-18	27,606,203	61,844
263	US 5 Year Note (CBT) Future	Bank of America Merrill Lynch	December-18	29,581,336	116,453
139	US 10 Year Note (CBT)	Bank of America Merrill Lynch	December-18	16,510,594	64,602
33	US 10 Year Ultra Future	Bank of America Merrill Lynch	December-18	4,158,000	38,641
41	US Long Bond (CBT)	Bank of America Merrill Lynch	December-18	5,760,500	43,797
14	US Ultra Bond (CBT) Future	Bank of America Merrill Lynch	December-18	2,159,938	24,969
13	Wheat (CBT) Future (a)	Bank of America Merrill Lynch	December-18	330,850	3,200
4	Wheat (CBT) Future (a)	Bank of America Merrill Lynch	March-19	105,450	2,738
8	White Sugar (ICE) (a)	Bank of America Merrill Lynch	December-18	128,200	1,565
7	WIG20 Index Future	Bank of America Merrill Lynch	December-18	87,089	(1,844)
169	World Sugar #11 (a)	Bank of America Merrill Lynch	March-19	2,119,936	172,469
2	World Sugar #11 (a)	Bank of America Merrill Lynch	May-19	25,290	112
1	World Sugar #11 (a)	Bank of America Merrill Lynch	July-19	12,779	101
2	XAF Financial	Bank of America Merrill Lynch	December-18	170,075	2,812
4	XAU Utilities	Bank of America Merrill Lynch	December-18	212,680	330
					(188,989)

	LONG FUTURES CONTRACTS
Contracts	Issue	Counterparty	Expiration	Notional Value at September 30, 2018	Unrealized Appreciation/ (Depreciation)
17	3 Month Euro EURIBOR	Bank of America Merrill Lynch	March-19	4,950,201	$6,263
81	3 Month Euro EURIBOR	Bank of America Merrill Lynch	September-19	23,562,730	(3,558)
7	3 Month Euro EURIBOR	Bank of America Merrill Lynch	December-20	2,026,325	97
7	3 Month Euro EURIBOR	Bank of America Merrill Lynch	December-21	2,018,805	(3,589)
1	10 Year Mini JGB Future	Bank of America Merrill Lynch	December-18	132,130	(178)
27	90-Day Bank Bill	Bank of America Merrill Lynch	June-19	19,441,413	429
4	90-Day Bank Bill	Bank of America Merrill Lynch	September-19	2,879,856	713
11	Amsterdam Index	Bank of America Merrill Lynch	October-18	1,404,011	4,779
30	Australian 3 Year Bond Future	Bank of America Merrill Lynch	December-18	2,415,203	(5,020)
40	Australian 10Y Bond Future	Bank of America Merrill Lynch	December-18	3,729,265	(18,655)
45	Brent Crude Future (a)	Bank of America Merrill Lynch	December-18	3,722,850	196,200
4	Brent Crude Future (a)	Bank of America Merrill Lynch	January-19	328,960	11,660
4	Brent Crude Future (a)	Bank of America Merrill Lynch	February-19	327,320	13,810
3	Brent Fin Last Future (a)	Bank of America Merrill Lynch	December-18	248,190	4,420
35	CAC40 10 Euro Future	Bank of America Merrill Lynch	October-18	2,231,621	24,336
2	Canola Future (WCE) (a)	Bank of America Merrill Lynch	November-18	15,389	37
1	Cattle Feeder Future (a)	Bank of America Merrill Lynch	October-18	79,088	(163)
3	Cattle Feeder Future (a)	Bank of America Merrill Lynch	November-18	237,075	888
5	CBOE VIX Future	Bank of America Merrill Lynch	November-18	74,875	(75)
1	Cocoa Future (a)	Bank of America Merrill Lynch	March-19	20,820	(2,620)
2	Cotton No. 2 Future (a)	Bank of America Merrill Lynch	December-18	76,370	(9,085)
1	DAX Index	Bank of America Merrill Lynch	December-18	355,463	(3,197)
39	DJIA Mini e-CBOT	Bank of America Merrill Lynch	December-18	5,162,820	23,470
18	Dollar Index Future	Bank of America Merrill Lynch	December-18	1,705,266	6,466
1	E-Micro EUR/USD Future	Bank of America Merrill Lynch	December-18	14,603	(14)
2	E-Mini Crude Oil Future (a)	Bank of America Merrill Lynch	October-18	73,250	4,563
33	E-Mini Russell 2000 Future	Bank of America Merrill Lynch	December-18	2,806,320	(19,825)
1	E-Mini S&P Real Estate Sector Future	Bank of America Merrill Lynch	December-18	39,450	(987)
70	Euro-BOBL Future	Bank of America Merrill Lynch	December-18	10,626,572	(64,079)
3	Euro BTP Future	Bank of America Merrill Lynch	December-18	431,521	(9,753)
34	Euro-Bund Future	Bank of America Merrill Lynch	December-18	6,270,781	(55,842)
16	Euro BUXL 30Yr Bond	Bank of America Merrill Lynch	December-18	3,239,565	(30,357)
64	Euro OAT Future	Bank of America Merrill Lynch	December-18	11,228,461	(91,422)
119	Euro SCHATZ Future	Bank of America Merrill Lynch	December-18	15,449,385	(24,148)
10	Euro STOXX 50	Bank of America Merrill Lynch	December-18	393,400	(3,636)
8	Euro Swiss Franc 3 Month ICE Future	Bank of America Merrill Lynch	June-19	2,061,835	(409)
34	FTSE 100 Index	Bank of America Merrill Lynch	December-18	3,319,345	65,426
7	FTSE CHINA A50	Bank of America Merrill Lynch	October-18	83,388	1,383
1	FTSE KLCI Future	Bank of America Merrill Lynch	October-18	21,687	6
24	Gasoline RBOB (a)	Bank of America Merrill Lynch	November-18	2,102,386	83,093
5	Gasoline RBOB (a)	Bank of America Merrill Lynch	December-18	435,897	13,877
2	Gasoline RBOB (a)	Bank of America Merrill Lynch	February-19	174,745	10,088
2	Gold 100 Oz. Future (a)	Bank of America Merrill Lynch	December-18	239,240	1,517
4	Hang Seng Index	Bank of America Merrill Lynch	October-18	712,520	5,678
3	HSCEI Future	Bank of America Merrill Lynch	October-18	212,092	1,003
1	IBEX 35 Index	Bank of America Merrill Lynch	October-18	108,809	(1,688)
3	ICE ECX Emission (a)	Bank of America Merrill Lynch	December-18	73,906	470
5	ICE Natural Gas (a)	Bank of America Merrill Lynch	November-18	146,823	(13,730)
15	Japanese 10 Year Bond (OSE)	Bank of America Merrill Lynch	December-18	19,820,839	(14,222)
68	Korea 3 Year Bond Future	Bank of America Merrill Lynch	December-18	6,643,985	(14,609)
32	Korea 10 Year Bond Future	Bank of America Merrill Lynch	December-18	3,554,113	(10,097)
1	Lean Hogs (a)	Bank of America Merrill Lynch	December-18	23,170	260
20	Live Cattle (a)	Bank of America Merrill Lynch	December-18	950,800	7,750
2	Live Cattle (a)	Bank of America Merrill Lynch	February-19	98,240	1,050
1	Live Cattle (a)	Bank of America Merrill Lynch	April-19	49,560	370
1	LME Zinc (a)	Bank of America Merrill Lynch	December-18	65,550	4,119
19	Long Gilt	Bank of America Merrill Lynch	December-18	2,996,527	(27,983)
44	Low Sulfur Gasoline (a)	Bank of America Merrill Lynch	November-18	3,186,700	107,125
2	Low Sulfur Gasoline (a)	Bank of America Merrill Lynch	December-18	144,250	8,050
1	Low Sulfur Gasoline (a)	Bank of America Merrill Lynch	January-19	71,950	3,925
34	Mexican Peso Future	Bank of America Merrill Lynch	December-18	897,430	25,455
2	Mill Wheat Euro Future (a)	Bank of America Merrill Lynch	March-19	23,753	(260)
1	Mill Wheat Euro Future (a)	Bank of America Merrill Lynch	May-19	11,934	(307)
2	Mini TOPIX Index Future	Bank of America Merrill Lynch	December-18	32,002	2,391
4	Mini MSCI EAFE	Bank of America Merrill Lynch	December-18	395,100	(4,735)
2	MSCI Singapore Index ETS	Bank of America Merrill Lynch	October-18	54,195	523
35	MSCI Taiwan Index	Bank of America Merrill Lynch	October-18	1,437,100	(1,040)
19	NASDAQ 100 E-Mini	Bank of America Merrill Lynch	December-18	2,908,995	43,297
24	Natural Gas Future (a)	Bank of America Merrill Lynch	November-18	721,920	880
8	Natural Gas Future (a)	Bank of America Merrill Lynch	December-18	247,280	(2,620)
1	Natural Gas Future (a)	Bank of America Merrill Lynch	January-19	31,690	(790)
7	Natural Gas Future (a)	Bank of America Merrill Lynch	October-19	187,600	890
1	New Zealand Dollar Future	Bank of America Merrill Lynch	December-18	66,310	(20)
6	NIKKEI 225 (OSE)	Bank of America Merrill Lynch	December-18	1,274,112	49,671
34	NIKKEI 225 (SGX)	Bank of America Merrill Lynch	December-18	3,613,725	205,481
63	NIKKEI 225 Mini	Bank of America Merrill Lynch	December-18	1,337,818	63,287
20	NY Harbor ULSD Futures (a)	Bank of America Merrill Lynch	November-18	1,972,740	80,031
4	NY Harbor ULSD Futures (a)	Bank of America Merrill Lynch	December-18	395,237	20,517
3	NY Harbor ULSD Futures (a)	Bank of America Merrill Lynch	January-19	296,806	12,697
89	OMXS30 Index	Bank of America Merrill Lynch	October-18	1,661,269	27,023
7	Palladium Future (a)	Bank of America Merrill Lynch	December-18	750,960	82,590
2	Platinum Future (a)	Bank of America Merrill Lynch	January-19	82,240	(55)
98	S&P 500 E-mini Future	Bank of America Merrill Lynch	December-18	14,303,100	35,165
12	S&P Mid 400 E-Mini Future	Bank of America Merrill Lynch	December-18	2,430,240	(15,415)
13	S&P/TSX 60 Index Future	Bank of America Merrill Lynch	December-18	1,911,481	978
19	SET50 Future	Bank of America Merrill Lynch	December-18	136,243	186
46	SGX NIFTY 50	Bank of America Merrill Lynch	October-18	1,008,228	(10,351)
1	Silver Future (a)	Bank of America Merrill Lynch	December-18	73,560	835
20	Soybean Future (a)	Bank of America Merrill Lynch	November-18	845,500	(189,457)
1	Soybean Meal Future (a)	Bank of America Merrill Lynch	December-18	30,900	(380)
22	SPI 200 Future	Bank of America Merrill Lynch	December-18	2,464,918	10,783
29	STOXX Europe 600	Bank of America Merrill Lynch	December-18	643,187	7,718
1	Swiss Federal Bond Future	Bank of America Merrill Lynch	December-18	160,084	(2,115)
66	SX5E Dividend Future	Bank of America Merrill Lynch	December-18	965,138	(170)
1	SX5E Dividend Future	Bank of America Merrill Lynch	December-19	14,240	(264)
20	SX5E Dividend Future	Bank of America Merrill Lynch	December-22	272,256	(6,502)
25	TOPIX Index Future	Bank of America Merrill Lynch	December-18	4,000,308	202,563
4	US 5 Year Note (CBT)	Bank of America Merrill Lynch	December-18	449,906	(422)
12	US Long Bond (CBT)	Bank of America Merrill Lynch	December-18	1,686,000	(19,398)
1	US Ultra Bond (CBT)	Bank of America Merrill Lynch	December-18	154,281	(62)
7	Wheat (CBT) Future (a)	Bank of America Merrill Lynch	December-18	178,150	(10,950)
39	WTI Crude Future (a)	Bank of America Merrill Lynch	November-18	2,856,750	147,980
2	WTI Crude Future (ICE) (a)	Bank of America Merrill Lynch	November-18	146,500	10,400
6	WTI Crude Future (a)	Bank of America Merrill Lynch	December-18	438,360	26,580
2	WTI Crude Future (ICE) (a)	Bank of America Merrill Lynch	November-18	146,120	8,540
3	WTI Crude Future (a)	Bank of America Merrill Lynch	January-19	218,670	14,650
1	WTI Crude Future (ICE) (a)	Bank of America Merrill Lynch	January-19	72,890	1,590
3	WTI Crude Future (a)	Bank of America Merrill Lynch	February-19	218,100	18,940
3	XAE Energy	Bank of America Merrill Lynch	December-18	229,380	(220)
1	XAI E-Mini Industrial	Bank of America Merrill Lynch	December-18	78,660	(400)
2	XAK Technology	Bank of America Merrill Lynch	December-18	151,740	1,100
1	XAP Consumer Staples	Bank of America Merrill Lynch	December-18	54,230	(1,090)
1	XAU Utilities	Bank of America Merrill Lynch	December-18	53,170	(1,220)
1	XAY Consumer Discretionary	Bank of America Merrill Lynch	December-18	118,630	480
196	Yen Nikkei Future	Bank of America Merrill Lynch	December-18	20,836,378	1,174,517
					2,193,875
	TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,004,886

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

Schedule of Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Unrealized Appreciation/ (Depreciation)
To Buy:
10/1/2018	Bank of America Merrill Lynch	29,786	CAD	$2,584,993	JPY	$23,043	$244
10/1/2018	Bank of America Merrill Lynch	170,214	CAD	14,779,470	JPY	131,683	1,393
10/1/2018	Bank of America Merrill Lynch	200,000	CAD	17,422,728	JPY	154,727	1,637
10/1/2018	Bank of America Merrill Lynch	41,616	CAD	3,623,443	JPY	32,196	341
10/1/2018	Bank of America Merrill Lynch	158,384	CAD	13,787,427	JPY	122,531	1,296
10/1/2018	Bank of America Merrill Lynch	10,000	CHF	10,325	USD	10,237	(88)
10/1/2018	Bank of America Merrill Lynch	70,000	CHF	71,616	USD	71,663	47
10/1/2018	Bank of America Merrill Lynch	102,272	EUR	13,548,929	JPY	118,789	(673)
10/1/2018	Bank of America Merrill Lynch	152,675	EUR	20,221,114	JPY	177,332	(1,004)
10/1/2018	Bank of America Merrill Lynch	17,561	EUR	2,326,442	JPY	20,397	(115)
10/1/2018	Bank of America Merrill Lynch	27,492	EUR	3,638,494	JPY	31,932	(181)
10/1/2018	Bank of America Merrill Lynch	430,000	EUR	501,780	USD	499,445	(2,335)
10/1/2018	Bank of America Merrill Lynch	88,990	GBP	100,000	EUR	116,047	(698)
10/1/2018	Bank of America Merrill Lynch	89,001	GBP	100,000	EUR	116,062	(698)
10/1/2018	Bank of America Merrill Lynch	62,500	GBP	82,101	USD	81,503	(598)
10/1/2018	Bank of America Merrill Lynch	240,000	GBP	314,306	USD	312,972	(1,334)
10/1/2018	Bank of America Merrill Lynch	16,684,714	JPY	142,858	CHF	146,892	(479)
10/1/2018	Bank of America Merrill Lynch	12,506,275	JPY	107,142	CHF	110,105	(359)
10/1/2018	Bank of America Merrill Lynch	8,637,102	JPY	65,574	EUR	76,041	(248)
10/1/2018	Bank of America Merrill Lynch	4,045,000	JPY	30,682	EUR	35,612	(116)
10/1/2018	Bank of America Merrill Lynch	4,631,615	JPY	35,123	EUR	40,777	(133)
10/1/2018	Bank of America Merrill Lynch	4,866,679	JPY	36,928	EUR	42,846	(140)
10/1/2018	Bank of America Merrill Lynch	30,548,756	JPY	231,693	EUR	268,951	(877)
10/1/2018	Bank of America Merrill Lynch	70,000	MXN	3,729	USD	3,744	15
10/1/2018	Bank of America Merrill Lynch	60,000	MXN	3,194	USD	3,209	15
10/1/2018	Bank of America Merrill Lynch	20,000	MXN	1,064	USD	1,069	5
10/1/2018	Bank of America Merrill Lynch	40,000	MXN	2,129	USD	2,139	10
10/1/2018	Bank of America Merrill Lynch	30,000	MXN	1,596	USD	1,604	8
10/1/2018	Bank of America Merrill Lynch	40,000	MXN	2,128	USD	2,139	11
10/1/2018	Bank of America Merrill Lynch	60,000	MXN	3,193	USD	3,209	16
10/1/2018	Bank of America Merrill Lynch	40,000	MXN	2,128	USD	2,139	11
10/1/2018	Bank of America Merrill Lynch	40,000	MXN	2,128	USD	2,139	11
10/1/2018	Bank of America Merrill Lynch	20,000	MXN	1,064	USD	1,070	6
10/1/2018	Bank of America Merrill Lynch	50,000	MXN	2,660	USD	2,674	14
10/1/2018	Bank of America Merrill Lynch	40,000	MXN	2,127	USD	2,139	12
10/1/2018	Bank of America Merrill Lynch	50,000	MXN	2,659	USD	2,674	15
10/1/2018	Bank of America Merrill Lynch	40,000	MXN	2,127	USD	2,139	12
10/1/2018	Bank of America Merrill Lynch	60,000	MXN	3,191	USD	3,209	18
10/1/2018	Bank of America Merrill Lynch	40,000	MXN	2,127	USD	2,139	12
10/1/2018	Bank of America Merrill Lynch	30,000	MXN	1,595	USD	1,604	9
10/1/2018	Bank of America Merrill Lynch	30,000	MXN	1,595	USD	1,604	9
10/1/2018	Bank of America Merrill Lynch	20,000	MXN	1,064	USD	1,070	6
10/1/2018	Bank of America Merrill Lynch	30,000	MXN	1,595	USD	1,604	9
10/1/2018	Bank of America Merrill Lynch	60,000	MXN	3,190	USD	3,208	18
10/1/2018	Bank of America Merrill Lynch	50,000	MXN	2,659	USD	2,674	15
10/1/2018	Bank of America Merrill Lynch	30,000	MXN	1,595	USD	1,604	9
10/1/2018	Bank of America Merrill Lynch	20,000	MXN	1,063	USD	1,069	6
10/1/2018	Bank of America Merrill Lynch	50,000	MXN	2,658	USD	2,674	16
10/1/2018	Bank of America Merrill Lynch	50,000	MXN	2,658	USD	2,674	16
10/1/2018	Bank of America Merrill Lynch	30,000	MXN	1,594	USD	1,604	10
10/1/2018	Bank of America Merrill Lynch	20,000	MXN	1,062	USD	1,069	7
10/1/2018	Bank of America Merrill Lynch	30,000	MXN	1,593	USD	1,604	11
10/1/2018	Bank of America Merrill Lynch	30,000	MXN	1,593	USD	1,604	11
10/1/2018	Bank of America Merrill Lynch	30,000	MXN	1,592	USD	1,604	12
10/1/2018	Bank of America Merrill Lynch	30,000	MXN	1,592	USD	1,604	12
10/1/2018	Bank of America Merrill Lynch	630,000	NOK	77,412	USD	77,364	(48)
10/1/2018	Bank of America Merrill Lynch	10,000	NZD	6,632	USD	6,629	(3)
10/1/2018	Bank of America Merrill Lynch	10,000	NZD	6,648	USD	6,629	(19)
10/1/2018	Bank of America Merrill Lynch	10,000	NZD	6,656	USD	6,630	(26)
10/1/2018	Bank of America Merrill Lynch	10,000	NZD	6,656	USD	6,630	(26)
10/1/2018	Bank of America Merrill Lynch	10,000	NZD	6,662	USD	6,630	(32)
10/1/2018	Bank of America Merrill Lynch	10,000	NZD	6,664	USD	6,629	(35)
10/1/2018	Bank of America Merrill Lynch	140,000	PLN	38,331	USD	37,981	(350)
10/1/2018	Bank of America Merrill Lynch	140,000	PLN	38,317	USD	37,980	(337)
10/1/2018	Bank of America Merrill Lynch	170,000	PLN	46,520	USD	46,119	(401)
10/1/2018	Bank of America Merrill Lynch	70,000	PLN	19,142	USD	18,990	(152)
10/1/2018	Bank of America Merrill Lynch	340,000	PLN	92,975	USD	92,238	(737)
10/1/2018	Bank of America Merrill Lynch	60,000	SEK	6,800	USD	6,746	(54)
10/1/2018	Bank of America Merrill Lynch	20,000	ZAR	1,421	USD	1,414	(7)
10/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,219	USD	7,236	17
10/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,251	USD	7,236	(15)
10/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,253	USD	7,235	(18)
10/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,256	USD	7,235	(21)
10/2/2018	Bank of America Merrill Lynch	291,334	BRL	70,404	USD	72,951	2,547
10/2/2018	Bank of America Merrill Lynch	62,266	BRL	14,849	USD	15,592	743
10/2/2018	Bank of America Merrill Lynch	55,016	BRL	13,180	USD	13,776	596
10/2/2018	Bank of America Merrill Lynch	67,723	BRL	16,333	USD	16,958	625
10/2/2018	Bank of America Merrill Lynch	202,409	BRL	49,273	USD	50,684	1,411
10/2/2018	Bank of America Merrill Lynch	544,056	BRL	130,657	USD	136,234	5,577
10/2/2018	Bank of America Merrill Lynch	371,611	BRL	89,991	USD	93,053	3,062
10/2/2018	Bank of America Merrill Lynch	272,644	BRL	65,440	USD	68,271	2,831
10/2/2018	Bank of America Merrill Lynch	188,295	BRL	45,092	USD	47,150	2,058
10/2/2018	Bank of America Merrill Lynch	161,348	BRL	38,822	USD	40,402	1,580
10/2/2018	Bank of America Merrill Lynch	44,828	BRL	10,841	USD	11,225	384
10/2/2018	Bank of America Merrill Lynch	7,014	BRL	1,707	USD	1,756	49
10/2/2018	Bank of America Merrill Lynch	22,486	BRL	5,502	USD	5,631	129
10/2/2018	Bank of America Merrill Lynch	25,465	BRL	6,289	USD	6,376	87
10/2/2018	Bank of America Merrill Lynch	2,810,797	BRL	692,980	USD	703,834	10,854
10/9/2018	Bank of America Merrill Lynch	69,925,000	CLP	100,000	USD	106,040	6,040
10/9/2018	Bank of America Merrill Lynch	69,920,000	CLP	100,000	USD	106,033	6,033
10/9/2018	Bank of America Merrill Lynch	687,641	CNH	100,000	USD	99,953	(47)
10/9/2018	Bank of America Merrill Lynch	687,626	CNH	100,000	USD	99,951	(49)
10/9/2018	Bank of America Merrill Lynch	309,155,000	COP	100,000	USD	104,119	4,119
10/9/2018	Bank of America Merrill Lynch	240,297,750	INR	3,300,000	USD	3,310,810	10,810
10/9/2018	Bank of America Merrill Lynch	27,693,900	TWD	900,000	USD	907,560	7,560
10/10/2018	Bank of America Merrill Lynch	68,428,380	CLP	100,000	USD	103,774	3,774
10/10/2018	Bank of America Merrill Lynch	112,557,000	KRW	100,000	USD	101,493	1,493
10/11/2018	Bank of America Merrill Lynch	200,000	AUD	16,287,580	JPY	144,722	(550)
10/11/2018	Bank of America Merrill Lynch	3,600,000	AUD	3,951,788	NZD	2,604,994	(9,896)
10/11/2018	Bank of America Merrill Lynch	200,000	AUD	218,179	NZD	144,722	(776)
10/11/2018	Bank of America Merrill Lynch	200,000	AUD	218,103	NZD	144,722	(595)
10/11/2018	Bank of America Merrill Lynch	600,000	AUD	654,292	NZD	434,166	(1,377)
10/11/2018	Bank of America Merrill Lynch	200,000	AUD	145,763	USD	144,722	(1,041)
10/11/2018	Bank of America Merrill Lynch	100,000	AUD	72,738	USD	72,361	(377)
10/11/2018	Bank of America Merrill Lynch	2,252,105	CAD	2,400,000	AUD	1,742,739	4,126
10/11/2018	Bank of America Merrill Lynch	200,000	CAD	17,357,420	JPY	154,765	367
10/11/2018	Bank of America Merrill Lynch	200,000	CAD	17,389,600	JPY	154,765	(261)
10/11/2018	Bank of America Merrill Lynch	1,600,000	CAD	139,432,160	JPY	1,238,123	3,921
10/11/2018	Bank of America Merrill Lynch	200,000	CAD	17,429,020	JPY	154,765	490
10/11/2018	Bank of America Merrill Lynch	1,900,000	CAD	1,473,672	USD	1,470,271	(3,401)
10/11/2018	Bank of America Merrill Lynch	100,000	CAD	76,592	USD	77,383	791
10/11/2018	Bank of America Merrill Lynch	1,200,000	CAD	919,100	USD	928,592	9,492
10/11/2018	Bank of America Merrill Lynch	318,788	CHF	250,000	GBP	326,689	(3,380)
10/11/2018	Bank of America Merrill Lynch	1,250,000	CHF	145,268,125	JPY	1,280,982	(13,255)
10/11/2018	Bank of America Merrill Lynch	250,000	CHF	29,053,625	JPY	256,196	(2,651)
10/11/2018	Bank of America Merrill Lynch	750,000	CHF	87,626,925	JPY	768,589	(10,687)
10/11/2018	Bank of America Merrill Lynch	1,750,000	CHF	1,812,204	USD	1,793,375	(18,829)
10/11/2018	Bank of America Merrill Lynch	125,000	CHF	129,443	USD	128,098	(1,345)
10/11/2018	Bank of America Merrill Lynch	500,000	CHF	523,480	USD	512,393	(11,087)
10/11/2018	Bank of America Merrill Lynch	125,000	CHF	128,921	USD	128,098	(823)
10/11/2018	Bank of America Merrill Lynch	1,750,000	EUR	2,825,503	AUD	2,034,432	(11,357)
10/11/2018	Bank of America Merrill Lynch	1,625,000	EUR	2,461,973	CAD	1,889,115	(10,546)
10/11/2018	Bank of America Merrill Lynch	125,000	EUR	141,433	CHF	145,317	(811)
10/11/2018	Bank of America Merrill Lynch	1,600,000	EUR	1,419,658	GBP	1,860,052	(10,384)
10/11/2018	Bank of America Merrill Lynch	200,000	EUR	179,436	GBP	232,506	(3,598)
10/11/2018	Bank of America Merrill Lynch	200,000	EUR	178,844	GBP	232,506	(2,760)
10/11/2018	Bank of America Merrill Lynch	100,000	EUR	89,206	GBP	116,253	(650)
10/11/2018	Bank of America Merrill Lynch	200,000	EUR	64,681,320	HUF	232,506	(1,298)
10/11/2018	Bank of America Merrill Lynch	200,000	EUR	26,297,120	JPY	232,506	(1,298)
10/11/2018	Bank of America Merrill Lynch	100,000	EUR	13,144,730	JPY	116,253	(1,454)
10/11/2018	Bank of America Merrill Lynch	500,000	EUR	66,298,850	JPY	581,266	(7,678)
10/11/2018	Bank of America Merrill Lynch	800,000	EUR	106,078,160	JPY	930,026	(12,285)
10/11/2018	Bank of America Merrill Lynch	100,000	EUR	13,277,170	JPY	116,253	(1,755)
10/11/2018	Bank of America Merrill Lynch	1,625,000	EUR	15,506,265	NOK	1,889,115	(10,546)
10/11/2018	Bank of America Merrill Lynch	300,000	EUR	1,290,088	PLN	348,760	(1,947)
10/11/2018	Bank of America Merrill Lynch	2,000,000	EUR	20,766,808	SEK	2,325,065	(12,980)
10/11/2018	Bank of America Merrill Lynch	625,000	EUR	732,846	USD	726,582	(6,264)
10/11/2018	Bank of America Merrill Lynch	875,000	EUR	1,031,152	USD	1,017,216	(13,936)
10/11/2018	Bank of America Merrill Lynch	1,375,000	GBP	2,502,039	AUD	1,793,969	(16,391)
10/11/2018	Bank of America Merrill Lynch	88,729	GBP	100,000	EUR	115,765	(1,058)
10/11/2018	Bank of America Merrill Lynch	1,187,500	GBP	1,562,786	USD	1,549,337	(13,449)
10/11/2018	Bank of America Merrill Lynch	187,500	GBP	246,438	USD	244,632	(1,806)
10/11/2018	Bank of America Merrill Lynch	146,588,220	JPY	1,800,000	AUD	1,291,619	(15,624)
10/11/2018	Bank of America Merrill Lynch	16,299,260	JPY	200,000	AUD	143,616	(1,564)
10/11/2018	Bank of America Merrill Lynch	17,263,760	JPY	200,000	CAD	152,115	(485)
10/11/2018	Bank of America Merrill Lynch	29,458,025	JPY	250,000	CHF	259,561	(2,596)
10/11/2018	Bank of America Merrill Lynch	58,123,450	JPY	500,000	CHF	512,138	(1,633)
10/11/2018	Bank of America Merrill Lynch	13,148,560	JPY	100,000	EUR	115,855	(1,401)
10/11/2018	Bank of America Merrill Lynch	53,108,680	JPY	400,000	EUR	467,952	(3,184)
10/11/2018	Bank of America Merrill Lynch	18,523,550	JPY	125,000	GBP	163,215	(1,974)
10/11/2018	Bank of America Merrill Lynch	18,545,413	JPY	125,000	GBP	163,407	(1,112)
10/11/2018	Bank of America Merrill Lynch	148,382,400	JPY	2,000,000	NZD	1,307,428	(15,815)
10/11/2018	Bank of America Merrill Lynch	14,986,140	JPY	200,000	NZD	132,046	(898)
10/11/2018	Bank of America Merrill Lynch	87,500,000	JPY	780,492	USD	770,981	(9,511)
10/11/2018	Bank of America Merrill Lynch	12,500,000	JPY	110,984	USD	110,140	(844)
10/11/2018	Bank of America Merrill Lynch	12,500,000	JPY	110,854	USD	110,140	(714)
10/11/2018	Bank of America Merrill Lynch	62,500,000	JPY	554,125	USD	550,700	(3,425)
10/11/2018	Bank of America Merrill Lynch	12,500,000	JPY	110,918	USD	110,140	(778)
10/11/2018	Bank of America Merrill Lynch	14,500,000	MXN	766,449	USD	773,928	7,479
10/11/2018	Bank of America Merrill Lynch	1,000,000	MXN	52,858	USD	53,374	516
10/11/2018	Bank of America Merrill Lynch	3,500,000	MXN	185,382	USD	186,810	1,428
10/11/2018	Bank of America Merrill Lynch	2,500,000	MXN	132,752	USD	133,436	684
10/11/2018	Bank of America Merrill Lynch	1,201,630	NOK	125,000	EUR	147,628	274
10/11/2018	Bank of America Merrill Lynch	21,000,000	NOK	22,851,318	SEK	2,579,990	3,492
10/11/2018	Bank of America Merrill Lynch	13,829,675	NOK	1,700,000	USD	1,699,068	(932)
10/11/2018	Bank of America Merrill Lynch	1,089,285	NZD	1,000,000	AUD	722,192	(6,099)
10/11/2018	Bank of America Merrill Lynch	200,000	NZD	15,056,760	JPY	132,599	(1,120)
10/11/2018	Bank of America Merrill Lynch	100,000	NZD	66,420	USD	66,300	(120)
10/11/2018	Bank of America Merrill Lynch	6,660,070	RUB	100,000	USD	101,571	1,571
10/11/2018	Bank of America Merrill Lynch	6,587,970	RUB	100,000	USD	100,471	471
10/11/2018	Bank of America Merrill Lynch	7,201,812	ZAR	500,000	USD	508,154	8,154
10/11/2018	Bank of America Merrill Lynch	1,414,168	ZAR	100,000	USD	99,782	(218)
10/15/2018	Bank of America Merrill Lynch	241,143,540	INR	3,300,000	USD	3,319,721	19,721
10/15/2018	Bank of America Merrill Lynch	1,120,110,000	KRW	1,000,000	USD	1,010,110	10,110
10/15/2018	Bank of America Merrill Lynch	27,634,500	TWD	900,000	USD	905,976	5,976
10/16/2018	Bank of America Merrill Lynch	68,289,000	CLP	100,000	USD	103,582	3,582
10/16/2018	Bank of America Merrill Lynch	301,855,000	COP	100,000	USD	101,665	1,665
10/17/2018	Bank of America Merrill Lynch	170,000	AUD	122,132	USD	123,019	887
10/17/2018	Bank of America Merrill Lynch	390,000	AUD	280,373	USD	282,220	1,847
10/17/2018	Bank of America Merrill Lynch	190,000	AUD	137,012	USD	137,492	480
10/17/2018	Bank of America Merrill Lynch	310,000	AUD	225,331	USD	224,329	(1,002)
10/17/2018	Bank of America Merrill Lynch	280,000	AUD	204,036	USD	202,620	(1,416)
10/17/2018	Bank of America Merrill Lynch	150,000	AUD	109,187	USD	108,546	(641)
10/17/2018	Bank of America Merrill Lynch	170,000	AUD	123,416	USD	123,019	(397)
10/17/2018	Bank of America Merrill Lynch	190,000	AUD	137,611	USD	137,492	(119)
10/17/2018	Bank of America Merrill Lynch	40,000	AUD	29,045	USD	28,946	(99)
10/17/2018	Bank of America Merrill Lynch	40,000	AUD	28,873	USD	28,946	73
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,854	USD	5,001	147
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,851	USD	5,001	150
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,276	USD	7,502	226
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	9,698	USD	10,003	305
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,847	USD	5,002	155
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,265	USD	7,502	237
10/17/2018	Bank of America Merrill Lynch	50,000	BRL	12,101	USD	12,504	403
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,241	USD	7,502	261
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,825	USD	5,001	176
10/17/2018	Bank of America Merrill Lynch	50,000	BRL	12,036	USD	12,504	468
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,204	USD	7,502	298
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,788	USD	5,001	213
10/17/2018	Bank of America Merrill Lynch	10,000	BRL	2,446	USD	2,501	55
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,891	USD	5,001	110
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,336	USD	7,502	166
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,891	USD	5,002	111
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,334	USD	7,502	168
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	9,765	USD	10,003	238
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,316	USD	7,502	186
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,310	USD	7,502	192
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	9,743	USD	10,003	260
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,298	USD	7,502	204
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,295	USD	7,502	207
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,862	USD	5,002	140
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,292	USD	7,502	210
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	9,713	USD	10,003	290
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,283	USD	7,502	219
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,276	USD	7,502	226
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,847	USD	5,001	154
10/17/2018	Bank of America Merrill Lynch	10,000	BRL	2,423	USD	2,501	78
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,419	USD	7,502	83
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,942	USD	5,002	60
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,410	USD	7,502	92
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	9,857	USD	10,003	146
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,376	USD	7,502	126
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,370	USD	7,502	132
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,913	USD	5,002	89
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	9,812	USD	10,003	191
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,358	USD	7,502	144
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,902	USD	5,002	100
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,350	USD	7,502	152
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,894	USD	5,002	108
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,884	USD	5,002	118
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,941	USD	5,001	60
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,386	USD	7,502	116
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,384	USD	7,502	118
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	9,832	USD	10,003	171
10/17/2018	Bank of America Merrill Lynch	10,000	BRL	2,458	USD	2,501	43
10/17/2018	Bank of America Merrill Lynch	10,000	BRL	2,456	USD	2,501	45
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,911	USD	5,002	91
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	9,813	USD	10,003	190
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,348	USD	7,502	154
10/17/2018	Bank of America Merrill Lynch	50,000	BRL	12,217	USD	12,504	287
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,886	USD	5,002	116
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,295	USD	7,502	207
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,292	USD	7,502	210
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	9,694	USD	10,003	309
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,268	USD	7,502	234
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,266	USD	7,502	236
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,264	USD	7,502	238
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	9,659	USD	10,003	344
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,464	USD	7,502	38
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,448	USD	7,502	54
10/17/2018	Bank of America Merrill Lynch	70,000	BRL	17,376	USD	17,505	129
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,433	USD	7,502	69
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	9,897	USD	10,003	106
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	9,893	USD	10,003	110
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	9,892	USD	10,003	111
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,417	USD	7,502	85
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,943	USD	5,002	59
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,412	USD	7,502	90
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,941	USD	5,002	61
10/17/2018	Bank of America Merrill Lynch	50,000	BRL	12,351	USD	12,503	152
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	9,871	USD	10,003	132
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,403	USD	7,502	99
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	9,869	USD	10,003	134
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,400	USD	7,502	102
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,399	USD	7,502	103
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,394	USD	7,502	108
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,927	USD	5,001	74
10/17/2018	Bank of America Merrill Lynch	50,000	BRL	12,312	USD	12,503	191
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,924	USD	5,002	78
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,922	USD	5,002	80
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,379	USD	7,502	123
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,378	USD	7,502	124
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,375	USD	7,502	127
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,915	USD	5,002	87
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,352	USD	7,502	150
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,351	USD	7,502	151
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,895	USD	5,002	107
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,892	USD	5,002	110
10/17/2018	Bank of America Merrill Lynch	10,000	BRL	2,442	USD	2,501	59
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,883	USD	5,002	119
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,543	USD	7,502	(41)
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,527	USD	7,502	(25)
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	10,033	USD	10,003	(30)
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	10,010	USD	10,003	(7)
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	9,975	USD	10,003	28
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,430	USD	7,502	72
10/17/2018	Bank of America Merrill Lynch	10,000	BRL	2,472	USD	2,501	29
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	9,887	USD	10,003	116
10/17/2018	Bank of America Merrill Lynch	30,000	BRL	7,401	USD	7,502	101
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	9,864	USD	10,003	139
10/17/2018	Bank of America Merrill Lynch	30,000	CAD	22,793	USD	23,218	425
10/17/2018	Bank of America Merrill Lynch	290,000	CAD	220,578	USD	224,440	3,862
10/17/2018	Bank of America Merrill Lynch	300,000	CAD	228,745	USD	232,180	3,435
10/17/2018	Bank of America Merrill Lynch	190,000	CAD	146,338	USD	147,047	709
10/17/2018	Bank of America Merrill Lynch	200,000	CAD	153,948	USD	154,786	838
10/17/2018	Bank of America Merrill Lynch	30,000	CAD	23,011	USD	23,218	207
10/17/2018	Bank of America Merrill Lynch	30,000	CAD	23,252	USD	23,218	(34)
10/17/2018	Bank of America Merrill Lynch	240,000	CAD	185,837	USD	185,744	(93)
10/17/2018	Bank of America Merrill Lynch	30,000	CAD	23,191	USD	23,218	27
10/17/2018	Bank of America Merrill Lynch	120,000	CAD	92,718	USD	92,872	154
10/17/2018	Bank of America Merrill Lynch	100,000	CAD	77,036	USD	77,393	357
10/17/2018	Bank of America Merrill Lynch	80,000	CHF	82,384	USD	82,028	(356)
10/17/2018	Bank of America Merrill Lynch	30,000	CHF	30,989	USD	30,761	(228)
10/17/2018	Bank of America Merrill Lynch	60,000	CHF	62,152	USD	61,521	(631)
10/17/2018	Bank of America Merrill Lynch	70,000	CHF	72,762	USD	71,775	(987)
10/17/2018	Bank of America Merrill Lynch	70,000	CHF	73,004	USD	71,775	(1,229)
10/17/2018	Bank of America Merrill Lynch	20,000	CHF	20,901	USD	20,507	(394)
10/17/2018	Bank of America Merrill Lynch	50,000	CHF	51,921	USD	51,267	(654)
10/17/2018	Bank of America Merrill Lynch	160,000	CHF	165,965	USD	164,056	(1,909)
10/17/2018	Bank of America Merrill Lynch	310,000	EUR	361,170	USD	360,559	(611)
10/17/2018	Bank of America Merrill Lynch	160,000	EUR	186,192	USD	186,095	(97)
10/17/2018	Bank of America Merrill Lynch	160,000	EUR	185,848	USD	186,095	247
10/17/2018	Bank of America Merrill Lynch	210,000	EUR	245,757	USD	244,250	(1,507)
10/17/2018	Bank of America Merrill Lynch	180,000	EUR	210,399	USD	209,357	(1,042)
10/17/2018	Bank of America Merrill Lynch	120,000	EUR	140,280	USD	139,572	(708)
10/17/2018	Bank of America Merrill Lynch	60,000	EUR	70,584	USD	69,786	(798)
10/17/2018	Bank of America Merrill Lynch	230,000	EUR	270,963	USD	267,512	(3,451)
10/17/2018	Bank of America Merrill Lynch	40,000	EUR	47,097	USD	46,524	(573)
10/17/2018	Bank of America Merrill Lynch	50,000	GBP	64,767	USD	65,253	486
10/17/2018	Bank of America Merrill Lynch	60,000	GBP	77,742	USD	78,304	562
10/17/2018	Bank of America Merrill Lynch	130,000	GBP	169,573	USD	169,658	85
10/17/2018	Bank of America Merrill Lynch	40,000	GBP	52,080	USD	52,202	122
10/17/2018	Bank of America Merrill Lynch	40,000	GBP	52,172	USD	52,202	30
10/17/2018	Bank of America Merrill Lynch	90,000	GBP	118,087	USD	117,456	(631)
10/17/2018	Bank of America Merrill Lynch	20,000	GBP	263,300	USD	261,012	(2,288)
10/17/2018	Bank of America Merrill Lynch	140,000	GBP	183,813	USD	182,709	(1,104)
10/17/2018	Bank of America Merrill Lynch	10,000	GBP	13,175	USD	13,051	(124)
10/17/2018	Bank of America Merrill Lynch	31,000,000	JPY	280,285	USD	273,270	(7,015)
10/17/2018	Bank of America Merrill Lynch	50,000,000	JPY	450,754	USD	440,757	(9,997)
10/17/2018	Bank of America Merrill Lynch	15,000,000	JPY	134,318	USD	132,227	(2,091)
10/17/2018	Bank of America Merrill Lynch	18,000,000	JPY	160,516	USD	158,673	(1,843)
10/17/2018	Bank of America Merrill Lynch	2,000,000	JPY	17,807	USD	17,630	(177)
10/17/2018	Bank of America Merrill Lynch	5,000,000	JPY	44,445	USD	44,075	(370)
10/17/2018	Bank of America Merrill Lynch	1,120,080,000	KRW	1,000,000	USD	1,010,124	10,124
10/17/2018	Bank of America Merrill Lynch	1,510,000	MXN	77,426	USD	80,510	3,084
10/17/2018	Bank of America Merrill Lynch	60,000	MXN	3,091	USD	3,199	108
10/17/2018	Bank of America Merrill Lynch	120,000	MXN	6,183	USD	6,398	215
10/17/2018	Bank of America Merrill Lynch	2,540,000	MXN	131,360	USD	135,427	4,067
10/17/2018	Bank of America Merrill Lynch	1,100,000	MXN	57,516	USD	58,650	1,134
10/17/2018	Bank of America Merrill Lynch	490,000	MXN	25,992	USD	26,125	133
10/17/2018	Bank of America Merrill Lynch	500,000	MXN	26,513	USD	26,659	146
10/17/2018	Bank of America Merrill Lynch	490,000	MXN	25,929	USD	26,126	197
10/17/2018	Bank of America Merrill Lynch	70,000	MXN	3,711	USD	3,732	21
10/17/2018	Bank of America Merrill Lynch	530,000	MXN	27,880	USD	28,258	378
10/17/2018	Bank of America Merrill Lynch	890,000	MXN	46,689	USD	47,453	764
10/17/2018	Bank of America Merrill Lynch	1,040,000	MXN	54,926	USD	55,451	525
10/17/2018	Bank of America Merrill Lynch	1,240,000	MXN	65,784	USD	66,114	330
10/17/2018	Bank of America Merrill Lynch	140,000	NOK	16,745	USD	17,204	459
10/17/2018	Bank of America Merrill Lynch	2,200,000	NOK	263,871	USD	270,352	6,481
10/17/2018	Bank of America Merrill Lynch	570,000	NOK	69,130	USD	70,046	916
10/17/2018	Bank of America Merrill Lynch	4,720,000	NOK	574,285	USD	580,029	5,744
10/17/2018	Bank of America Merrill Lynch	1,130,000	NOK	137,461	USD	138,863	1,402
10/17/2018	Bank of America Merrill Lynch	390,000	NOK	47,801	USD	47,926	125
10/17/2018	Bank of America Merrill Lynch	360,000	NOK	44,221	USD	44,239	18
10/17/2018	Bank of America Merrill Lynch	110,000	NOK	13,511	USD	13,518	7
10/17/2018	Bank of America Merrill Lynch	1,460,000	NOK	179,861	USD	179,416	(445)
10/17/2018	Bank of America Merrill Lynch	30,000	NZD	19,704	USD	19,891	187
10/17/2018	Bank of America Merrill Lynch	90,000	NZD	59,280	USD	59,672	392
10/17/2018	Bank of America Merrill Lynch	10,000	NZD	6,587	USD	6,630	43
10/17/2018	Bank of America Merrill Lynch	140,000	NZD	92,280	USD	92,823	543
10/17/2018	Bank of America Merrill Lynch	220,000	NZD	145,632	USD	145,865	233
10/17/2018	Bank of America Merrill Lynch	160,000	NZD	106,844	USD	106,084	(760)
10/17/2018	Bank of America Merrill Lynch	140,000	NZD	93,546	USD	92,823	(723)
10/17/2018	Bank of America Merrill Lynch	10,000	NZD	6,651	USD	6,630	(21)
10/17/2018	Bank of America Merrill Lynch	70,000	NZD	46,550	USD	46,411	(139)
10/17/2018	Bank of America Merrill Lynch	110,000	NZD	73,209	USD	72,933	(276)
10/17/2018	Bank of America Merrill Lynch	60,000	NZD	39,750	USD	39,781	31
10/17/2018	Bank of America Merrill Lynch	340,000	PLN	91,559	USD	92,271	712
10/17/2018	Bank of America Merrill Lynch	150,000	PLN	40,272	USD	40,708	436
10/17/2018	Bank of America Merrill Lynch	150,000	PLN	40,310	USD	40,708	398
10/17/2018	Bank of America Merrill Lynch	70,000	PLN	18,891	USD	18,997	106
10/17/2018	Bank of America Merrill Lynch	170,000	PLN	46,137	USD	46,136	(1)
10/17/2018	Bank of America Merrill Lynch	200,000	PLN	54,209	USD	54,277	68
10/17/2018	Bank of America Merrill Lynch	140,000	PLN	38,127	USD	37,994	(133)
10/17/2018	Bank of America Merrill Lynch	20,000	PLN	5,447	USD	5,428	(19)
10/17/2018	Bank of America Merrill Lynch	40,000	PLN	10,979	USD	10,855	(124)
10/17/2018	Bank of America Merrill Lynch	330,000	PLN	90,642	USD	89,557	(1,085)
10/17/2018	Bank of America Merrill Lynch	860,000	PLN	234,895	USD	233,391	(1,504)
10/17/2018	Bank of America Merrill Lynch	820,000	RUB	11,875	USD	12,498	623
10/17/2018	Bank of America Merrill Lynch	380,000	RUB	5,577	USD	5,792	215
10/17/2018	Bank of America Merrill Lynch	190,000	RUB	2,786	USD	2,896	110
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,418	USD	5,639	221
10/17/2018	Bank of America Merrill Lynch	190,000	RUB	2,778	USD	2,896	118
10/17/2018	Bank of America Merrill Lynch	380,000	RUB	5,551	USD	5,792	241
10/17/2018	Bank of America Merrill Lynch	380,000	RUB	5,548	USD	5,792	244
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,397	USD	5,639	242
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,383	USD	5,639	256
10/17/2018	Bank of America Merrill Lynch	190,000	RUB	2,759	USD	2,896	137
10/17/2018	Bank of America Merrill Lynch	190,000	RUB	2,806	USD	2,896	90
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,452	USD	5,639	187
10/17/2018	Bank of America Merrill Lynch	380,000	RUB	5,599	USD	5,791	192
10/17/2018	Bank of America Merrill Lynch	380,000	RUB	5,595	USD	5,792	197
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,448	USD	5,639	191
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,447	USD	5,639	192
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,441	USD	5,639	198
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,441	USD	5,639	198
10/17/2018	Bank of America Merrill Lynch	380,000	RUB	5,586	USD	5,792	206
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,438	USD	5,639	201
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,437	USD	5,639	202
10/17/2018	Bank of America Merrill Lynch	520,000	RUB	7,636	USD	7,925	289
10/17/2018	Bank of America Merrill Lynch	380,000	RUB	5,580	USD	5,792	212
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,429	USD	5,639	210
10/17/2018	Bank of America Merrill Lynch	520,000	RUB	7,628	USD	7,925	297
10/17/2018	Bank of America Merrill Lynch	470,000	RUB	6,894	USD	7,164	270
10/17/2018	Bank of America Merrill Lynch	550,000	RUB	8,063	USD	8,383	320
10/17/2018	Bank of America Merrill Lynch	380,000	RUB	5,570	USD	5,791	221
10/17/2018	Bank of America Merrill Lynch	240,000	RUB	3,516	USD	3,658	142
10/17/2018	Bank of America Merrill Lynch	380,000	RUB	5,558	USD	5,792	234
10/17/2018	Bank of America Merrill Lynch	380,000	RUB	5,571	USD	5,792	221
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,417	USD	5,639	222
10/17/2018	Bank of America Merrill Lynch	380,000	RUB	5,562	USD	5,792	230
10/17/2018	Bank of America Merrill Lynch	480,000	RUB	7,023	USD	7,316	293
10/17/2018	Bank of America Merrill Lynch	340,000	RUB	4,971	USD	5,182	211
10/17/2018	Bank of America Merrill Lynch	420,000	RUB	6,137	USD	6,401	264
10/17/2018	Bank of America Merrill Lynch	470,000	RUB	6,860	USD	7,163	303
10/17/2018	Bank of America Merrill Lynch	320,000	RUB	4,741	USD	4,877	136
10/17/2018	Bank of America Merrill Lynch	400,000	RUB	5,926	USD	6,096	170
10/17/2018	Bank of America Merrill Lynch	780,000	RUB	11,549	USD	11,888	339
10/17/2018	Bank of America Merrill Lynch	400,000	RUB	5,910	USD	6,096	186
10/17/2018	Bank of America Merrill Lynch	470,000	RUB	6,935	USD	7,163	228
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,457	USD	5,639	182
10/17/2018	Bank of America Merrill Lynch	600,000	RUB	8,847	USD	9,145	298
10/17/2018	Bank of America Merrill Lynch	470,000	RUB	6,929	USD	7,163	234
10/17/2018	Bank of America Merrill Lynch	410,000	RUB	6,043	USD	6,249	206
10/17/2018	Bank of America Merrill Lynch	420,000	RUB	6,189	USD	6,401	212
10/17/2018	Bank of America Merrill Lynch	440,000	RUB	6,483	USD	6,706	223
10/17/2018	Bank of America Merrill Lynch	560,000	RUB	8,251	USD	8,535	284
10/17/2018	Bank of America Merrill Lynch	570,000	RUB	8,397	USD	8,687	290
10/17/2018	Bank of America Merrill Lynch	560,000	RUB	8,250	USD	8,535	285
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,450	USD	5,639	189
10/17/2018	Bank of America Merrill Lynch	380,000	RUB	5,597	USD	5,792	195
10/17/2018	Bank of America Merrill Lynch	560,000	RUB	8,248	USD	8,535	287
10/17/2018	Bank of America Merrill Lynch	560,000	RUB	8,246	USD	8,535	289
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,448	USD	5,639	191
10/17/2018	Bank of America Merrill Lynch	570,000	RUB	8,390	USD	8,687	297
10/17/2018	Bank of America Merrill Lynch	630,000	RUB	9,378	USD	9,602	224
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,565	USD	5,639	74
10/17/2018	Bank of America Merrill Lynch	550,000	RUB	8,262	USD	8,383	121
10/17/2018	Bank of America Merrill Lynch	3,350,000	RUB	50,478	USD	51,058	580
10/17/2018	Bank of America Merrill Lynch	550,000	RUB	8,278	USD	8,382	104
10/17/2018	Bank of America Merrill Lynch	550,000	RUB	8,276	USD	8,383	107
10/17/2018	Bank of America Merrill Lynch	670,000	RUB	10,071	USD	10,212	141
10/17/2018	Bank of America Merrill Lynch	760,000	RUB	11,413	USD	11,583	170
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,544	USD	5,639	95
10/17/2018	Bank of America Merrill Lynch	380,000	RUB	5,693	USD	5,791	98
10/17/2018	Bank of America Merrill Lynch	360,000	RUB	5,394	USD	5,487	93
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,539	USD	5,639	100
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,535	USD	5,639	104
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,533	USD	5,639	106
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,532	USD	5,639	107
10/17/2018	Bank of America Merrill Lynch	360,000	RUB	5,452	USD	5,487	35
10/17/2018	Bank of America Merrill Lynch	550,000	RUB	8,324	USD	8,383	59
10/17/2018	Bank of America Merrill Lynch	370,000	RUB	5,599	USD	5,639	40
10/17/2018	Bank of America Merrill Lynch	930,000	RUB	14,050	USD	14,174	124
10/17/2018	Bank of America Merrill Lynch	180,000	RUB	2,734	USD	2,743	9
10/17/2018	Bank of America Merrill Lynch	550,000	RUB	8,350	USD	8,383	33
10/17/2018	Bank of America Merrill Lynch	520,000	RUB	7,906	USD	7,925	19
10/17/2018	Bank of America Merrill Lynch	360,000	RUB	5,473	USD	5,487	14
10/17/2018	Bank of America Merrill Lynch	410,000	RUB	6,232	USD	6,249	17
10/17/2018	Bank of America Merrill Lynch	540,000	RUB	8,207	USD	8,230	23
10/17/2018	Bank of America Merrill Lynch	540,000	RUB	8,206	USD	8,230	24
10/17/2018	Bank of America Merrill Lynch	470,000	RUB	7,142	USD	7,163	21
10/17/2018	Bank of America Merrill Lynch	550,000	RUB	8,352	USD	8,383	31
10/17/2018	Bank of America Merrill Lynch	540,000	RUB	8,199	USD	8,230	31
10/17/2018	Bank of America Merrill Lynch	540,000	RUB	8,199	USD	8,230	31
10/17/2018	Bank of America Merrill Lynch	540,000	RUB	8,198	USD	8,230	32
10/17/2018	Bank of America Merrill Lynch	580,000	RUB	8,804	USD	8,840	36
10/17/2018	Bank of America Merrill Lynch	550,000	RUB	8,349	USD	8,383	34
10/17/2018	Bank of America Merrill Lynch	620,000	RUB	9,411	USD	9,450	39
10/17/2018	Bank of America Merrill Lynch	540,000	RUB	8,196	USD	8,230	34
10/17/2018	Bank of America Merrill Lynch	360,000	RUB	5,464	USD	5,487	23
10/17/2018	Bank of America Merrill Lynch	360,000	RUB	5,464	USD	5,487	23
10/17/2018	Bank of America Merrill Lynch	450,000	RUB	6,829	USD	6,858	29
10/17/2018	Bank of America Merrill Lynch	430,000	RUB	6,525	USD	6,554	29
10/17/2018	Bank of America Merrill Lynch	360,000	RUB	5,463	USD	5,487	24
10/17/2018	Bank of America Merrill Lynch	660,000	SEK	72,660	USD	74,320	1,660
10/17/2018	Bank of America Merrill Lynch	180,000	SEK	19,985	USD	20,269	284
10/17/2018	Bank of America Merrill Lynch	2,010,000	SEK	222,268	USD	226,338	4,070
10/17/2018	Bank of America Merrill Lynch	350,000	SEK	39,042	USD	39,412	370
10/17/2018	Bank of America Merrill Lynch	1,730,000	SEK	193,367	USD	194,808	1,441
10/17/2018	Bank of America Merrill Lynch	1,570,000	SEK	174,323	USD	176,791	2,468
10/17/2018	Bank of America Merrill Lynch	460,000	SEK	51,738	USD	51,799	61
10/17/2018	Bank of America Merrill Lynch	3,540,000	SEK	398,543	USD	398,625	82
10/17/2018	Bank of America Merrill Lynch	60,000	SEK	6,839	USD	6,756	(83)
10/17/2018	Bank of America Merrill Lynch	100,000	SEK	11,399	USD	11,261	(138)
10/17/2018	Bank of America Merrill Lynch	80,000	SEK	9,114	USD	9,008	(106)
10/17/2018	Bank of America Merrill Lynch	1,450,000	SEK	165,095	USD	163,279	(1,816)
10/17/2018	Bank of America Merrill Lynch	160,000	TRY	23,634	USD	26,336	2,702
10/17/2018	Bank of America Merrill Lynch	110,000	TRY	16,379	USD	18,106	1,727
10/17/2018	Bank of America Merrill Lynch	250,000	TRY	38,295	USD	41,150	2,855
10/17/2018	Bank of America Merrill Lynch	80,000	TRY	12,102	USD	13,168	1,066
10/17/2018	Bank of America Merrill Lynch	450,000	TRY	68,060	USD	74,070	6,010
10/17/2018	Bank of America Merrill Lynch	380,000	TRY	58,749	USD	62,548	3,799
10/17/2018	Bank of America Merrill Lynch	10,000	TRY	1,572	USD	1,646	74
10/17/2018	Bank of America Merrill Lynch	140,000	TRY	22,285	USD	23,044	759
10/17/2018	Bank of America Merrill Lynch	10,000	TRY	1,617	USD	1,646	29
10/17/2018	Bank of America Merrill Lynch	150,000	ZAR	9,820	USD	10,575	755
10/17/2018	Bank of America Merrill Lynch	560,000	ZAR	36,752	USD	39,481	2,729
10/17/2018	Bank of America Merrill Lynch	780,000	ZAR	51,630	USD	54,991	3,361
10/17/2018	Bank of America Merrill Lynch	1,490,000	ZAR	100,722	USD	105,047	4,325
10/17/2018	Bank of America Merrill Lynch	1,150,000	ZAR	76,967	USD	81,076	4,109
10/17/2018	Bank of America Merrill Lynch	2,110,000	ZAR	140,997	USD	148,758	7,761
10/17/2018	Bank of America Merrill Lynch	570,000	ZAR	38,268	USD	40,186	1,918
10/17/2018	Bank of America Merrill Lynch	320,000	ZAR	21,781	USD	22,560	779
10/17/2018	Bank of America Merrill Lynch	160,000	ZAR	11,055	USD	11,280	225
10/17/2018	Bank of America Merrill Lynch	250,000	ZAR	17,496	USD	17,625	129
10/17/2018	Bank of America Merrill Lynch	130,000	ZAR	9,000	USD	9,165	165
10/22/2018	Bank of America Merrill Lynch	66,915,000	CLP	100,000	USD	101,516	1,516
10/22/2018	Bank of America Merrill Lynch	66,955,000	CLP	100,000	USD	101,577	1,577
10/22/2018	Bank of America Merrill Lynch	300,757,157	COP	100,000	USD	101,299	1,299
10/22/2018	Bank of America Merrill Lynch	241,415,790	INR	3,300,000	USD	3,320,267	20,267
10/22/2018	Bank of America Merrill Lynch	2,229,920,000	KRW	2,000,000	USD	2,011,225	11,225
10/22/2018	Bank of America Merrill Lynch	27,556,200	TWD	900,000	USD	903,830	3,830
10/24/2018	Bank of America Merrill Lynch	300,050,000	COP	100,000	USD	101,062	1,062
10/25/2018	Bank of America Merrill Lynch	66,332,551	CLP	100,000	USD	100,642	642
10/26/2018	Bank of America Merrill Lynch	66,905,000	CLP	100,000	USD	101,513	1,513
10/26/2018	Bank of America Merrill Lynch	2,827,322	TWD	92,593	USD	92,760	167
10/26/2018	Bank of America Merrill Lynch	3,279,476	TWD	107,407	USD	107,594	187
10/26/2018	Bank of America Merrill Lynch	7,937,292	TWD	259,916	USD	260,409	493
10/26/2018	Bank of America Merrill Lynch	8,716,768	TWD	285,715	USD	285,982	267
10/26/2018	Bank of America Merrill Lynch	889,539	TWD	29,126	USD	29,184	58
10/26/2018	Bank of America Merrill Lynch	3,823,275	TWD	125,243	USD	125,435	192
11/5/2018	Bank of America Merrill Lynch	39,926	BRL	9,812	USD	9,970	158
11/5/2018	Bank of America Merrill Lynch	54,445	BRL	13,528	USD	13,595	67
12/19/2018	Bank of America Merrill Lynch	10,000	AUD	7,197	USD	7,240	43
12/19/2018	Bank of America Merrill Lynch	48,000	AUD	34,164	USD	34,753	589
12/19/2018	Bank of America Merrill Lynch	47,000	AUD	34,110	USD	34,029	(81)
12/19/2018	Bank of America Merrill Lynch	81,309	CAD	61,990	USD	63,016	1,026
12/19/2018	Bank of America Merrill Lynch	57,261	CAD	43,580	USD	44,378	798
12/19/2018	Bank of America Merrill Lynch	3,394,464	CLP	5,139	USD	5,151	12
12/19/2018	Bank of America Merrill Lynch	31,268	CZK	1,441	USD	1,416	(25)
12/19/2018	Bank of America Merrill Lynch	5,082	CZK	234	USD	230	(4)
12/19/2018	Bank of America Merrill Lynch	18,000	CZK	830	USD	815	(15)
12/19/2018	Bank of America Merrill Lynch	44,318	CZK	2,044	USD	2,007	(37)
12/19/2018	Bank of America Merrill Lynch	11,031	CZK	508	USD	500	(8)
12/19/2018	Bank of America Merrill Lynch	11,983	CZK	552	USD	543	(9)
12/19/2018	Bank of America Merrill Lynch	232,120	CZK	10,618	USD	10,511	(107)
12/19/2018	Bank of America Merrill Lynch	86,000	EUR	100,895	USD	100,586	(309)
12/19/2018	Bank of America Merrill Lynch	211,000	EUR	247,544	USD	246,787	(757)
12/19/2018	Bank of America Merrill Lynch	36,000	EUR	41,922	USD	42,106	184
12/19/2018	Bank of America Merrill Lynch	55,000	EUR	64,332	USD	64,328	(4)
12/19/2018	Bank of America Merrill Lynch	30,000	EUR	35,041	USD	35,088	47
12/19/2018	Bank of America Merrill Lynch	44,000	EUR	51,664	USD	51,463	(201)
12/19/2018	Bank of America Merrill Lynch	33,000	EUR	38,831	USD	38,597	(234)
12/19/2018	Bank of America Merrill Lynch	35,000	EUR	41,200	USD	40,936	(264)
12/19/2018	Bank of America Merrill Lynch	40,000	EUR	47,357	USD	46,784	(573)
12/19/2018	Bank of America Merrill Lynch	32,000	EUR	37,902	USD	37,427	(475)
12/19/2018	Bank of America Merrill Lynch	98,000	GBP	127,432	USD	128,309	877
12/19/2018	Bank of America Merrill Lynch	31,000	GBP	40,323	USD	40,588	265
12/19/2018	Bank of America Merrill Lynch	352,325	HKD	44,967	USD	45,079	112
12/19/2018	Bank of America Merrill Lynch	65,557	HUF	235	USD	237	2
12/19/2018	Bank of America Merrill Lynch	126,696	HUF	456	USD	458	2
12/19/2018	Bank of America Merrill Lynch	1,112,272	HUF	3,980	USD	4,021	41
12/19/2018	Bank of America Merrill Lynch	364,484	HUF	1,312	USD	1,318	6
12/19/2018	Bank of America Merrill Lynch	606,050	HUF	2,205	USD	2,191	(14)
12/19/2018	Bank of America Merrill Lynch	23,704	HUF	86	USD	86	-
12/19/2018	Bank of America Merrill Lynch	647,924	HUF	2,362	USD	2,342	(20)
12/19/2018	Bank of America Merrill Lynch	1,123,929	HUF	4,107	USD	4,063	(44)
12/19/2018	Bank of America Merrill Lynch	3,748,690	HUF	13,647	USD	13,553	(94)
12/19/2018	Bank of America Merrill Lynch	2,513	ILS	699	USD	695	(4)
12/19/2018	Bank of America Merrill Lynch	2,402	ILS	673	USD	665	(8)
12/19/2018	Bank of America Merrill Lynch	7,044	ILS	1,982	USD	1,950	(32)
12/19/2018	Bank of America Merrill Lynch	6,931	ILS	1,957	USD	1,918	(39)
12/19/2018	Bank of America Merrill Lynch	91,113	ILS	25,598	USD	25,217	(381)
12/19/2018	Bank of America Merrill Lynch	3,968	ILS	1,116	USD	1,098	(18)
12/19/2018	Bank of America Merrill Lynch	3,723	ILS	1,045	USD	1,030	(15)
12/19/2018	Bank of America Merrill Lynch	52,774	ILS	14,740	USD	14,606	(134)
12/19/2018	Bank of America Merrill Lynch	1,332,551	INR	18,299	USD	18,198	(101)
12/19/2018	Bank of America Merrill Lynch	1,528,345	INR	20,821	USD	20,872	51
12/19/2018	Bank of America Merrill Lynch	7,958,379	JPY	71,901	USD	70,539	(1,362)
12/19/2018	Bank of America Merrill Lynch	17,740,268	KRW	15,873	USD	16,026	153
12/19/2018	Bank of America Merrill Lynch	39,361,000	KRW	35,000	USD	35,557	557
12/19/2018	Bank of America Merrill Lynch	69,069,240	KRW	62,000	USD	62,394	394
12/19/2018	Bank of America Merrill Lynch	48,487	NOK	5,860	USD	5,976	116
12/19/2018	Bank of America Merrill Lynch	4,281	NOK	521	USD	528	7
12/19/2018	Bank of America Merrill Lynch	13,743	NOK	1,677	USD	1,694	17
12/19/2018	Bank of America Merrill Lynch	236	NOK	29	USD	29	-
12/19/2018	Bank of America Merrill Lynch	23,835	NOK	2,915	USD	2,937	22
12/19/2018	Bank of America Merrill Lynch	18,590	NOK	2,290	USD	2,291	1
12/19/2018	Bank of America Merrill Lynch	6,194	NOK	765	USD	763	(2)
12/19/2018	Bank of America Merrill Lynch	144,952	NOK	17,902	USD	17,864	(38)
12/19/2018	Bank of America Merrill Lynch	53,404	PHP	979	USD	983	4
12/19/2018	Bank of America Merrill Lynch	41,958	PHP	771	USD	772	1
12/19/2018	Bank of America Merrill Lynch	626,971	PHP	11,475	USD	11,540	65
12/19/2018	Bank of America Merrill Lynch	2,061	PLN	556	USD	560	4
12/19/2018	Bank of America Merrill Lynch	16,791	PLN	4,525	USD	4,565	40
12/19/2018	Bank of America Merrill Lynch	6,869	PLN	1,857	USD	1,867	10
12/19/2018	Bank of America Merrill Lynch	6,270	PLN	1,707	USD	1,705	(2)
12/19/2018	Bank of America Merrill Lynch	8,385	PLN	2,297	USD	2,279	(18)
12/19/2018	Bank of America Merrill Lynch	10,905	PLN	2,994	USD	2,965	(29)
12/19/2018	Bank of America Merrill Lynch	45,257	PLN	12,407	USD	12,304	(103)
12/19/2018	Bank of America Merrill Lynch	335,528	RUB	4,787	USD	5,079	292
12/19/2018	Bank of America Merrill Lynch	107,852	RUB	1,561	USD	1,633	72
12/19/2018	Bank of America Merrill Lynch	170,262	RUB	2,497	USD	2,578	81
12/19/2018	Bank of America Merrill Lynch	89,624	RUB	1,326	USD	1,357	31
12/19/2018	Bank of America Merrill Lynch	164,473	RUB	2,462	USD	2,490	28
12/19/2018	Bank of America Merrill Lynch	190,933	RUB	2,845	USD	2,890	45
12/19/2018	Bank of America Merrill Lynch	104,908	RUB	1,578	USD	1,588	10
12/19/2018	Bank of America Merrill Lynch	797,059	RUB	12,023	USD	12,066	43
12/19/2018	Bank of America Merrill Lynch	17,841	SEK	1,977	USD	2,021	44
12/19/2018	Bank of America Merrill Lynch	49,456	SEK	5,480	USD	5,602	122
12/19/2018	Bank of America Merrill Lynch	12,674	SEK	1,413	USD	1,436	23
12/19/2018	Bank of America Merrill Lynch	45,237	SEK	5,043	USD	5,124	81
12/19/2018	Bank of America Merrill Lynch	22,503	SEK	2,524	USD	2,549	25
12/19/2018	Bank of America Merrill Lynch	15,429	SEK	1,727	USD	1,748	21
12/19/2018	Bank of America Merrill Lynch	16,326	SEK	1,846	USD	1,849	3
12/19/2018	Bank of America Merrill Lynch	1,657	SEK	188	USD	188	-
12/19/2018	Bank of America Merrill Lynch	34,682	SEK	3,953	USD	3,928	(25)
12/19/2018	Bank of America Merrill Lynch	17,384	SEK	1,992	USD	1,969	(23)
12/19/2018	Bank of America Merrill Lynch	23,795	SEK	2,730	USD	2,695	(35)
12/19/2018	Bank of America Merrill Lynch	170,157	SEK	19,405	USD	19,273	(132)
12/19/2018	Bank of America Merrill Lynch	35,075	SGD	25,552	USD	25,717	165
12/19/2018	Bank of America Merrill Lynch	2,504	SGD	1,838	USD	1,836	(2)
12/19/2018	Bank of America Merrill Lynch	1,841	TRY	268	USD	291	23
12/19/2018	Bank of America Merrill Lynch	2,197	TRY	320	USD	347	27
12/19/2018	Bank of America Merrill Lynch	14,238	TRY	2,109	USD	2,248	139
12/19/2018	Bank of America Merrill Lynch	38,907	TRY	6,052	USD	6,143	91
12/19/2018	Bank of America Merrill Lynch	2,101	TRY	317	USD	332	15
12/19/2018	Bank of America Merrill Lynch	12,399	TRY	1,869	USD	1,958	89
12/19/2018	Bank of America Merrill Lynch	9,764	TRY	1,510	USD	1,542	32
12/19/2018	Bank of America Merrill Lynch	27,556	TRY	4,299	USD	4,351	52
12/19/2018	Bank of America Merrill Lynch	252,592	TWD	8,324	USD	8,321	(3)
12/19/2018	Bank of America Merrill Lynch	508,344	ZAR	32,648	USD	35,535	2,887
12/19/2018	Bank of America Merrill Lynch	80,772	ZAR	5,569	USD	5,646	77
12/19/2018	Bank of America Merrill Lynch	24,893	ZAR	1,722	USD	1,740	18
12/19/2018	Bank of America Merrill Lynch	162,813	ZAR	11,394	USD	11,381	(13)
							(7,450)
To Sell:
10/1/2018	Bank of America Merrill Lynch	142,858	CHF	16,684,714	JPY	146,251	1,120
10/1/2018	Bank of America Merrill Lynch	107,142	CHF	12,506,275	JPY	109,687	777
10/1/2018	Bank of America Merrill Lynch	26,422	CHF	27,027	USD	27,049	(22)
10/1/2018	Bank of America Merrill Lynch	135,918	CHF	139,045	USD	139,146	(101)
10/1/2018	Bank of America Merrill Lynch	87,660	CHF	89,700	USD	89,742	(42)
10/1/2018	Bank of America Merrill Lynch	10,000	CHF	10,264	USD	10,238	26
10/1/2018	Bank of America Merrill Lynch	10,000	CHF	10,262	USD	10,238	24
10/1/2018	Bank of America Merrill Lynch	10,000	CHF	10,251	USD	10,238	13
10/1/2018	Bank of America Merrill Lynch	10,000	CHF	10,242	USD	10,237	5
10/1/2018	Bank of America Merrill Lynch	10,000	CHF	10,236	USD	10,238	(2)
10/1/2018	Bank of America Merrill Lynch	10,000	CHF	10,234	USD	10,237	(3)
10/1/2018	Bank of America Merrill Lynch	10,000	CHF	10,230	USD	10,237	(7)
10/1/2018	Bank of America Merrill Lynch	10,000	CHF	10,228	USD	10,237	(9)
10/1/2018	Bank of America Merrill Lynch	100,000	EUR	88,990	GBP	116,150	595
10/1/2018	Bank of America Merrill Lynch	100,000	EUR	89,001	GBP	116,150	610
10/1/2018	Bank of America Merrill Lynch	65,574	EUR	8,637,102	JPY	76,164	124
10/1/2018	Bank of America Merrill Lynch	30,682	EUR	4,045,000	JPY	35,637	91
10/1/2018	Bank of America Merrill Lynch	35,123	EUR	4,631,615	JPY	40,795	114
10/1/2018	Bank of America Merrill Lynch	36,928	EUR	4,866,679	JPY	42,892	94
10/1/2018	Bank of America Merrill Lynch	231,693	EUR	30,548,756	JPY	269,112	716
10/1/2018	Bank of America Merrill Lynch	59,823	EUR	69,930	USD	69,484	446
10/1/2018	Bank of America Merrill Lynch	65,177	EUR	76,183	USD	75,703	480
10/1/2018	Bank of America Merrill Lynch	71,600	EUR	83,606	USD	83,164	442
10/1/2018	Bank of America Merrill Lynch	162,264	EUR	189,470	USD	188,470	1,000
10/1/2018	Bank of America Merrill Lynch	16,136	EUR	18,843	USD	18,742	101
10/1/2018	Bank of America Merrill Lynch	122,223	EUR	142,742	USD	141,962	780
10/1/2018	Bank of America Merrill Lynch	167,261	EUR	195,171	USD	194,274	897
10/1/2018	Bank of America Merrill Lynch	207,739	EUR	242,419	USD	241,289	1,130
10/1/2018	Bank of America Merrill Lynch	2,777	EUR	3,240	USD	3,226	14
10/1/2018	Bank of America Merrill Lynch	38,734	EUR	45,233	USD	44,990	243
10/1/2018	Bank of America Merrill Lynch	86,266	EUR	100,750	USD	100,198	552
10/1/2018	Bank of America Merrill Lynch	22,652	EUR	26,438	USD	26,311	127
10/1/2018	Bank of America Merrill Lynch	102,348	EUR	119,471	USD	118,877	594
10/1/2018	Bank of America Merrill Lynch	79,545	EUR	92,839	USD	92,392	447
10/1/2018	Bank of America Merrill Lynch	45,455	EUR	53,049	USD	52,796	253
10/1/2018	Bank of America Merrill Lynch	175,715	EUR	204,806	USD	204,093	713
10/1/2018	Bank of America Merrill Lynch	42,857	EUR	49,961	USD	49,779	182
10/1/2018	Bank of America Merrill Lynch	156,428	EUR	182,350	USD	181,691	659
10/1/2018	Bank of America Merrill Lynch	261,933	EUR	305,409	USD	304,236	1,173
10/1/2018	Bank of America Merrill Lynch	113,067	EUR	131,836	USD	131,328	508
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,666	USD	11,615	51
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,668	USD	11,615	53
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,670	USD	11,615	55
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,670	USD	11,615	55
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,670	USD	11,615	55
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,672	USD	11,615	57
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,675	USD	11,615	60
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,676	USD	11,615	61
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,678	USD	11,615	63
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,679	USD	11,615	64
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,679	USD	11,615	64
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,682	USD	11,615	67
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,683	USD	11,615	68
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,686	USD	11,615	71
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,686	USD	11,615	71
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,688	USD	11,615	73
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,688	USD	11,615	73
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,689	USD	11,615	74
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,692	USD	11,615	77
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,692	USD	11,615	77
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,694	USD	11,615	79
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,698	USD	11,615	83
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,700	USD	11,615	85
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,703	USD	11,615	88
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,704	USD	11,615	89
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,707	USD	11,615	92
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,708	USD	11,615	93
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,708	USD	11,615	93
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,709	USD	11,615	94
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,709	USD	11,615	94
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,710	USD	11,615	95
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,710	USD	11,615	95
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,710	USD	11,615	95
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,711	USD	11,615	96
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,713	USD	11,615	98
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,713	USD	11,615	98
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,714	USD	11,615	99
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,714	USD	11,615	99
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,715	USD	11,615	100
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,716	USD	11,615	101
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,716	USD	11,615	101
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,718	USD	11,615	103
10/1/2018	Bank of America Merrill Lynch	10,000	EUR	11,718	USD	11,615	103
10/1/2018	Bank of America Merrill Lynch	40,698	GBP	53,269	USD	53,072	197
10/1/2018	Bank of America Merrill Lynch	9,034	GBP	11,823	USD	11,781	42
10/1/2018	Bank of America Merrill Lynch	50,133	GBP	65,604	USD	65,376	228
10/1/2018	Bank of America Merrill Lynch	10,508	GBP	13,751	USD	13,703	48
10/1/2018	Bank of America Merrill Lynch	8,354	GBP	10,932	USD	10,894	38
10/1/2018	Bank of America Merrill Lynch	6,273	GBP	8,211	USD	8,180	31
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,097	USD	13,041	56
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,099	USD	13,040	59
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,107	USD	13,040	67
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,115	USD	13,040	75
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,116	USD	13,040	76
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,116	USD	13,040	76
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,119	USD	13,041	78
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,121	USD	13,040	81
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,121	USD	13,040	81
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,124	USD	13,041	83
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,125	USD	13,041	84
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,125	USD	13,040	85
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,128	USD	13,040	88
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,128	USD	13,040	88
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,129	USD	13,041	88
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,130	USD	13,041	89
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,130	USD	13,041	89
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,132	USD	13,041	91
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,135	USD	13,040	95
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,136	USD	13,041	95
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,137	USD	13,041	96
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,138	USD	13,040	98
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,144	USD	13,041	103
10/1/2018	Bank of America Merrill Lynch	10,000	GBP	13,150	USD	13,040	110
10/1/2018	Bank of America Merrill Lynch	2,584,993	JPY	29,786	CAD	22,758	41
10/1/2018	Bank of America Merrill Lynch	14,779,470	JPY	170,214	CAD	130,118	172
10/1/2018	Bank of America Merrill Lynch	17,422,728	JPY	200,000	CAD	153,389	(299)
10/1/2018	Bank of America Merrill Lynch	3,623,443	JPY	41,616	CAD	31,901	(46)
10/1/2018	Bank of America Merrill Lynch	13,787,427	JPY	158,384	CAD	121,384	(149)
10/1/2018	Bank of America Merrill Lynch	13,548,929	JPY	102,272	EUR	119,284	177
10/1/2018	Bank of America Merrill Lynch	20,221,114	JPY	152,675	EUR	178,026	310
10/1/2018	Bank of America Merrill Lynch	2,326,442	JPY	17,561	EUR	20,482	31
10/1/2018	Bank of America Merrill Lynch	3,638,494	JPY	27,492	EUR	32,033	80
10/1/2018	Bank of America Merrill Lynch	1,240,000	MXN	65,946	USD	66,313	(367)
10/1/2018	Bank of America Merrill Lynch	20,000	NOK	2,465	USD	2,456	9
10/1/2018	Bank of America Merrill Lynch	30,000	NOK	3,697	USD	3,684	13
10/1/2018	Bank of America Merrill Lynch	30,000	NOK	3,696	USD	3,684	12
10/1/2018	Bank of America Merrill Lynch	30,000	NOK	3,695	USD	3,684	11
10/1/2018	Bank of America Merrill Lynch	30,000	NOK	3,694	USD	3,684	10
10/1/2018	Bank of America Merrill Lynch	50,000	NOK	6,156	USD	6,140	16
10/1/2018	Bank of America Merrill Lynch	20,000	NOK	2,462	USD	2,456	6
10/1/2018	Bank of America Merrill Lynch	20,000	NOK	2,462	USD	2,456	6
10/1/2018	Bank of America Merrill Lynch	30,000	NOK	3,693	USD	3,684	9
10/1/2018	Bank of America Merrill Lynch	30,000	NOK	3,693	USD	3,684	9
10/1/2018	Bank of America Merrill Lynch	20,000	NOK	2,462	USD	2,456	6
10/1/2018	Bank of America Merrill Lynch	30,000	NOK	3,693	USD	3,684	9
10/1/2018	Bank of America Merrill Lynch	40,000	NOK	4,923	USD	4,912	11
10/1/2018	Bank of America Merrill Lynch	40,000	NOK	4,922	USD	4,912	10
10/1/2018	Bank of America Merrill Lynch	60,000	NOK	7,383	USD	7,368	15
10/1/2018	Bank of America Merrill Lynch	20,000	NOK	2,461	USD	2,456	5
10/1/2018	Bank of America Merrill Lynch	20,000	NOK	2,461	USD	2,456	5
10/1/2018	Bank of America Merrill Lynch	30,000	NOK	3,690	USD	3,684	6
10/1/2018	Bank of America Merrill Lynch	30,000	NOK	3,690	USD	3,684	6
10/1/2018	Bank of America Merrill Lynch	20,000	NOK	2,460	USD	2,456	4
10/1/2018	Bank of America Merrill Lynch	30,000	NOK	3,686	USD	3,684	2
10/1/2018	Bank of America Merrill Lynch	21,550	NZD	14,292	USD	14,287	5
10/1/2018	Bank of America Merrill Lynch	46,208	NZD	30,640	USD	30,634	6
10/1/2018	Bank of America Merrill Lynch	32,242	NZD	21,378	USD	21,375	3
10/1/2018	Bank of America Merrill Lynch	60,000	NZD	39,746	USD	39,777	(31)
10/1/2018	Bank of America Merrill Lynch	860,000	PLN	234,812	USD	233,309	1,503
10/1/2018	Bank of America Merrill Lynch	30,000	SEK	3,399	USD	3,373	26
10/1/2018	Bank of America Merrill Lynch	30,000	SEK	3,390	USD	3,374	16
10/1/2018	Bank of America Merrill Lynch	20,000	ZAR	1,424	USD	1,413	11
10/2/2018	Bank of America Merrill Lynch	76,923	AUD	55,518	USD	55,657	(139)
10/2/2018	Bank of America Merrill Lynch	23,077	AUD	16,661	USD	16,697	(36)
10/2/2018	Bank of America Merrill Lynch	40,000	AUD	28,871	USD	28,942	(71)
10/2/2018	Bank of America Merrill Lynch	14,161	BRL	3,408	USD	3,546	(138)
10/2/2018	Bank of America Merrill Lynch	4,783,621	BRL	1,150,614	USD	1,197,837	(47,223)
10/2/2018	Bank of America Merrill Lynch	23,296	BRL	5,588	USD	5,834	(246)
10/2/2018	Bank of America Merrill Lynch	250,106	BRL	60,226	USD	62,627	(2,401)
10/2/2018	Bank of America Merrill Lynch	8,715	BRL	2,101	USD	2,182	(81)
10/2/2018	Bank of America Merrill Lynch	47,394	BRL	11,495	USD	11,868	(373)
10/9/2018	Bank of America Merrill Lynch	138,940,000	CLP	200,000	USD	210,701	(10,701)
10/9/2018	Bank of America Merrill Lynch	308,995,000	COP	100,000	USD	104,066	(4,066)
10/9/2018	Bank of America Merrill Lynch	237,121,500	INR	3,300,000	USD	3,267,048	32,952
10/9/2018	Bank of America Merrill Lynch	27,657,900	TWD	900,000	USD	906,380	(6,380)
10/10/2018	Bank of America Merrill Lynch	69,932,000	CLP	100,000	USD	106,054	(6,054)
10/10/2018	Bank of America Merrill Lynch	111,815,000	KRW	100,000	USD	100,824	(824)
10/11/2018	Bank of America Merrill Lynch	2,400,000	AUD	2,252,105	CAD	1,736,663	1,950
10/11/2018	Bank of America Merrill Lynch	2,825,503	AUD	1,750,000	EUR	2,044,560	1,228
10/11/2018	Bank of America Merrill Lynch	2,502,039	AUD	1,375,000	GBP	1,810,499	(140)
10/11/2018	Bank of America Merrill Lynch	1,800,000	AUD	146,588,220	JPY	1,302,497	4,746
10/11/2018	Bank of America Merrill Lynch	200,000	AUD	16,299,260	JPY	144,722	458
10/11/2018	Bank of America Merrill Lynch	1,000,000	AUD	1,089,285	NZD	723,609	4,682
10/11/2018	Bank of America Merrill Lynch	1,900,000	AUD	1,378,727	USD	1,374,858	3,869
10/11/2018	Bank of America Merrill Lynch	300,000	AUD	217,694	USD	217,083	611
10/11/2018	Bank of America Merrill Lynch	100,000	AUD	72,697	USD	72,361	336
10/11/2018	Bank of America Merrill Lynch	2,461,973	CAD	1,625,000	EUR	1,905,140	(5,479)
10/11/2018	Bank of America Merrill Lynch	200,000	CAD	17,263,760	JPY	154,765	(2,166)
10/11/2018	Bank of America Merrill Lynch	1,100,000	CAD	853,178	USD	851,209	1,969
10/11/2018	Bank of America Merrill Lynch	100,000	CAD	77,255	USD	77,383	(128)
10/11/2018	Bank of America Merrill Lynch	1,000,000	CAD	772,287	USD	773,827	(1,540)
10/11/2018	Bank of America Merrill Lynch	900,000	CAD	694,646	USD	696,444	(1,798)
10/11/2018	Bank of America Merrill Lynch	141,433	CHF	125,000	EUR	144,938	1,190
10/11/2018	Bank of America Merrill Lynch	250,000	CHF	29,458,025	JPY	256,196	5,960
10/11/2018	Bank of America Merrill Lynch	500,000	CHF	58,123,450	JPY	512,393	1,378
10/11/2018	Bank of America Merrill Lynch	250,000	CHF	261,091	USD	256,197	4,894
10/11/2018	Bank of America Merrill Lynch	250,000	CHF	259,076	USD	256,196	2,880
10/11/2018	Bank of America Merrill Lynch	10,294,100	CNH	1,500,000	USD	1,496,113	3,887
10/11/2018	Bank of America Merrill Lynch	686,273	CNH	100,000	USD	99,741	259
10/11/2018	Bank of America Merrill Lynch	687,797	CNH	100,000	USD	99,962	38
10/11/2018	Bank of America Merrill Lynch	100,000	EUR	88,729	GBP	116,253	569
10/11/2018	Bank of America Merrill Lynch	100,000	EUR	13,148,560	JPY	116,253	1,003
10/11/2018	Bank of America Merrill Lynch	400,000	EUR	53,108,680	JPY	465,013	6,123
10/11/2018	Bank of America Merrill Lynch	125,000	EUR	1,201,630	NOK	145,317	2,038
10/11/2018	Bank of America Merrill Lynch	500,000	EUR	585,787	USD	581,266	4,521
10/11/2018	Bank of America Merrill Lynch	250,000	EUR	292,893	USD	290,633	2,260
10/11/2018	Bank of America Merrill Lynch	125,000	EUR	147,270	USD	145,316	1,954
10/11/2018	Bank of America Merrill Lynch	750,000	EUR	883,067	USD	871,899	11,168
10/11/2018	Bank of America Merrill Lynch	250,000	EUR	294,197	USD	290,633	3,564
10/11/2018	Bank of America Merrill Lynch	250,000	GBP	318,788	CHF	326,176	3,893
10/11/2018	Bank of America Merrill Lynch	1,419,658	GBP	1,600,000	EUR	1,852,234	18,202
10/11/2018	Bank of America Merrill Lynch	179,436	GBP	200,000	EUR	234,110	1,994
10/11/2018	Bank of America Merrill Lynch	178,844	GBP	200,000	EUR	233,339	1,928
10/11/2018	Bank of America Merrill Lynch	89,206	GBP	100,000	EUR	116,388	515
10/11/2018	Bank of America Merrill Lynch	125,000	GBP	18,523,550	JPY	163,088	2,101
10/11/2018	Bank of America Merrill Lynch	125,000	GBP	18,545,413	JPY	163,088	1,431
10/11/2018	Bank of America Merrill Lynch	1,375,000	GBP	1,815,582	USD	1,793,969	21,613
10/11/2018	Bank of America Merrill Lynch	62,500	GBP	82,526	USD	81,544	982
10/11/2018	Bank of America Merrill Lynch	1,375,000	GBP	1,805,654	USD	1,793,968	11,686
10/11/2018	Bank of America Merrill Lynch	62,500	GBP	82,231	USD	81,544	687
10/11/2018	Bank of America Merrill Lynch	64,681,320	HUF	200,000	EUR	232,471	1,334
10/11/2018	Bank of America Merrill Lynch	386,463,840	HUF	1,400,000	USD	1,388,988	11,012
10/11/2018	Bank of America Merrill Lynch	27,584,250	HUF	100,000	USD	99,140	860
10/11/2018	Bank of America Merrill Lynch	357,163	ILS	100,000	USD	98,316	1,684
10/11/2018	Bank of America Merrill Lynch	16,287,580	JPY	200,000	AUD	143,513	1,758
10/11/2018	Bank of America Merrill Lynch	17,357,420	JPY	200,000	CAD	152,940	1,459
10/11/2018	Bank of America Merrill Lynch	17,389,600	JPY	200,000	CAD	153,223	1,803
10/11/2018	Bank of America Merrill Lynch	139,432,160	JPY	1,600,000	CAD	1,228,565	5,636
10/11/2018	Bank of America Merrill Lynch	17,429,020	JPY	200,000	CAD	153,571	705
10/11/2018	Bank of America Merrill Lynch	145,268,125	JPY	1,250,000	CHF	1,279,987	14,250
10/11/2018	Bank of America Merrill Lynch	29,053,625	JPY	250,000	CHF	255,997	2,850
10/11/2018	Bank of America Merrill Lynch	87,626,925	JPY	750,000	CHF	772,099	7,177
10/11/2018	Bank of America Merrill Lynch	26,297,120	JPY	200,000	EUR	231,709	2,095
10/11/2018	Bank of America Merrill Lynch	13,144,730	JPY	100,000	EUR	115,821	1,886
10/11/2018	Bank of America Merrill Lynch	66,298,850	JPY	500,000	EUR	584,173	4,771
10/11/2018	Bank of America Merrill Lynch	106,078,160	JPY	800,000	EUR	934,677	7,634
10/11/2018	Bank of America Merrill Lynch	13,277,170	JPY	100,000	EUR	116,988	1,020
10/11/2018	Bank of America Merrill Lynch	15,056,760	JPY	200,000	NZD	132,668	1,051
10/11/2018	Bank of America Merrill Lynch	175,000,000	JPY	1,559,166	USD	1,541,961	17,205
10/11/2018	Bank of America Merrill Lynch	137,500,000	JPY	1,225,059	USD	1,211,541	13,518
10/11/2018	Bank of America Merrill Lynch	12,000,000	MXN	637,147	USD	640,492	(3,345)
10/11/2018	Bank of America Merrill Lynch	1,000,000	MXN	53,095	USD	53,374	(279)
10/11/2018	Bank of America Merrill Lynch	15,506,265	NOK	1,625,000	EUR	1,905,048	(5,387)
10/11/2018	Bank of America Merrill Lynch	17,104,185	NOK	2,100,000	USD	2,101,363	(1,363)
10/11/2018	Bank of America Merrill Lynch	3,951,788	NZD	3,600,000	AUD	2,620,023	(5,132)
10/11/2018	Bank of America Merrill Lynch	218,179	NZD	200,000	AUD	144,652	846
10/11/2018	Bank of America Merrill Lynch	218,103	NZD	200,000	AUD	144,602	715
10/11/2018	Bank of America Merrill Lynch	654,292	NZD	600,000	AUD	433,793	1,749
10/11/2018	Bank of America Merrill Lynch	2,000,000	NZD	148,382,400	JPY	1,325,994	(2,750)
10/11/2018	Bank of America Merrill Lynch	200,000	NZD	14,986,140	JPY	132,599	345
10/11/2018	Bank of America Merrill Lynch	2,100,000	NZD	1,388,251	USD	1,392,293	(4,042)
10/11/2018	Bank of America Merrill Lynch	100,000	NZD	66,701	USD	66,300	401
10/11/2018	Bank of America Merrill Lynch	100,000	NZD	66,563	USD	66,300	263
10/11/2018	Bank of America Merrill Lynch	1,290,088	PLN	300,000	EUR	350,067	640
10/11/2018	Bank of America Merrill Lynch	734,106	PLN	200,000	USD	199,200	800
10/11/2018	Bank of America Merrill Lynch	6,696,150	RUB	100,000	USD	102,121	(2,121)
10/11/2018	Bank of America Merrill Lynch	120,530,700	RUB	1,800,000	USD	1,838,182	(38,182)
10/11/2018	Bank of America Merrill Lynch	20,766,808	SEK	2,000,000	EUR	2,337,290	755
10/11/2018	Bank of America Merrill Lynch	22,851,318	SEK	21,000,000	NOK	2,571,900	4,599
10/11/2018	Bank of America Merrill Lynch	17,725,484	SEK	2,000,000	USD	1,994,991	5,009
10/11/2018	Bank of America Merrill Lynch	5,204,655	SGD	3,800,000	USD	3,810,118	(10,118)
10/11/2018	Bank of America Merrill Lynch	1,268,871	TRY	200,000	USD	209,690	(9,690)
10/11/2018	Bank of America Merrill Lynch	10,301,327	ZAR	700,000	USD	726,853	(26,853)
10/15/2018	Bank of America Merrill Lynch	240,611,250	INR	3,300,000	USD	3,312,394	(12,394)
10/15/2018	Bank of America Merrill Lynch	341,177,710	KRW	303,030	USD	307,672	(4,642)
10/15/2018	Bank of America Merrill Lynch	112,567,000	KRW	100,000	USD	101,512	(1,512)
10/15/2018	Bank of America Merrill Lynch	468,618,407	KRW	415,530	USD	422,598	(7,068)
10/15/2018	Bank of America Merrill Lynch	32,383,111	KRW	28,708	USD	29,203	(495)
10/15/2018	Bank of America Merrill Lynch	129,527,339	KRW	114,829	USD	116,807	(1,978)
10/15/2018	Bank of America Merrill Lynch	42,765,745	KRW	37,903	USD	38,566	(663)
10/15/2018	Bank of America Merrill Lynch	27,691,200	TWD	900,000	USD	907,835	(7,835)
10/16/2018	Bank of America Merrill Lynch	69,920,000	CLP	100,000	USD	106,056	(6,056)
10/16/2018	Bank of America Merrill Lynch	309,305,000	COP	100,000	USD	104,174	(4,174)
10/17/2018	Bank of America Merrill Lynch	350,000	AUD	251,184	USD	253,275	(2,091)
10/17/2018	Bank of America Merrill Lynch	1,790,000	AUD	1,288,789	USD	1,295,319	(6,530)
10/17/2018	Bank of America Merrill Lynch	460,000	AUD	330,589	USD	332,875	(2,286)
10/17/2018	Bank of America Merrill Lynch	210,000	AUD	151,144	USD	151,965	(821)
10/17/2018	Bank of America Merrill Lynch	120,000	AUD	85,658	USD	86,837	(1,179)
10/17/2018	Bank of America Merrill Lynch	170,000	AUD	121,027	USD	123,019	(1,992)
10/17/2018	Bank of America Merrill Lynch	280,000	AUD	198,755	USD	202,620	(3,865)
10/17/2018	Bank of America Merrill Lynch	290,000	AUD	207,787	USD	209,856	(2,069)
10/17/2018	Bank of America Merrill Lynch	4,110,000	BRL	992,209	USD	1,027,797	(35,588)
10/17/2018	Bank of America Merrill Lynch	40,000	BRL	10,007	USD	10,003	4
10/17/2018	Bank of America Merrill Lynch	20,000	BRL	4,998	USD	5,001	(3)
10/17/2018	Bank of America Merrill Lynch	1,560,000	CAD	1,185,184	USD	1,207,333	(22,149)
10/17/2018	Bank of America Merrill Lynch	420,000	CAD	319,027	USD	325,051	(6,024)
10/17/2018	Bank of America Merrill Lynch	320,000	CAD	242,801	USD	247,658	(4,857)
10/17/2018	Bank of America Merrill Lynch	40,000	CAD	30,327	USD	30,957	(630)
10/17/2018	Bank of America Merrill Lynch	30,000	CAD	23,060	USD	23,218	(158)
10/17/2018	Bank of America Merrill Lynch	50,000	CAD	38,523	USD	38,697	(174)
10/17/2018	Bank of America Merrill Lynch	120,000	CAD	92,830	USD	92,872	(42)
10/17/2018	Bank of America Merrill Lynch	50,000	CAD	38,404	USD	38,697	(293)
10/17/2018	Bank of America Merrill Lynch	1,090,000	CHF	1,125,725	USD	1,117,632	8,093
10/17/2018	Bank of America Merrill Lynch	100,000	CHF	102,894	USD	102,535	359
10/17/2018	Bank of America Merrill Lynch	110,000	CHF	113,636	USD	112,788	848
10/17/2018	Bank of America Merrill Lynch	20,000	CHF	20,719	USD	20,507	212
10/17/2018	Bank of America Merrill Lynch	120,000	CHF	124,267	USD	123,042	1,225
10/17/2018	Bank of America Merrill Lynch	50,000	CHF	51,516	USD	51,268	248
10/17/2018	Bank of America Merrill Lynch	100,000	CHF	104,192	USD	102,535	1,657
10/17/2018	Bank of America Merrill Lynch	70,000	CHF	72,853	USD	71,775	1,078
10/17/2018	Bank of America Merrill Lynch	70,000	CHF	71,716	USD	71,774	(58)
10/17/2018	Bank of America Merrill Lynch	200,000	EUR	232,062	USD	232,619	(557)
10/17/2018	Bank of America Merrill Lynch	2,210,000	EUR	2,566,851	USD	2,570,440	(3,589)
10/17/2018	Bank of America Merrill Lynch	130,000	EUR	151,455	USD	151,203	252
10/17/2018	Bank of America Merrill Lynch	50,000	EUR	58,037	USD	58,155	(118)
10/17/2018	Bank of America Merrill Lynch	90,000	EUR	104,886	USD	104,678	208
10/17/2018	Bank of America Merrill Lynch	200,000	EUR	234,284	USD	232,619	1,665
10/17/2018	Bank of America Merrill Lynch	50,000	EUR	58,515	USD	58,155	360
10/17/2018	Bank of America Merrill Lynch	60,000	EUR	70,722	USD	69,786	936
10/17/2018	Bank of America Merrill Lynch	430,000	EUR	502,402	USD	500,131	2,271
10/17/2018	Bank of America Merrill Lynch	1,690,000	GBP	2,172,835	USD	2,205,553	(32,718)
10/17/2018	Bank of America Merrill Lynch	40,000	GBP	51,658	USD	52,203	(545)
10/17/2018	Bank of America Merrill Lynch	10,000	GBP	13,104	USD	13,051	53
10/17/2018	Bank of America Merrill Lynch	10,000	GBP	13,178	USD	13,050	128
10/17/2018	Bank of America Merrill Lynch	10,000	GBP	13,155	USD	13,050	105
10/17/2018	Bank of America Merrill Lynch	160,000	GBP	210,622	USD	208,809	1,813
10/17/2018	Bank of America Merrill Lynch	100,000	GBP	132,644	USD	130,506	2,138
10/17/2018	Bank of America Merrill Lynch	60,000	GBP	78,544	USD	78,304	240
10/17/2018	Bank of America Merrill Lynch	120,000	GBP	158,365	USD	156,607	1,758
10/17/2018	Bank of America Merrill Lynch	240,000	GBP	314,525	USD	313,214	1,311
10/17/2018	Bank of America Merrill Lynch	251,000,000	JPY	2,258,897	USD	2,212,602	46,295
10/17/2018	Bank of America Merrill Lynch	28,000,000	JPY	251,806	USD	246,824	4,982
10/17/2018	Bank of America Merrill Lynch	2,000,000	JPY	18,046	USD	17,630	416
10/17/2018	Bank of America Merrill Lynch	42,000,000	JPY	377,523	USD	370,236	7,287
10/17/2018	Bank of America Merrill Lynch	32,000,000	JPY	287,923	USD	282,085	5,838
10/17/2018	Bank of America Merrill Lynch	60,000,000	JPY	536,521	USD	528,909	7,612
10/17/2018	Bank of America Merrill Lynch	6,000,000	JPY	53,709	USD	52,891	818
10/17/2018	Bank of America Merrill Lynch	86,000,000	JPY	767,696	USD	758,103	9,593
10/17/2018	Bank of America Merrill Lynch	3,000,000	JPY	26,692	USD	26,446	246
10/17/2018	Bank of America Merrill Lynch	5,000,000	JPY	44,336	USD	44,076	260
10/17/2018	Bank of America Merrill Lynch	168,683,257	KRW	150,605	USD	152,124	(1,519)
10/17/2018	Bank of America Merrill Lynch	140,364,192	KRW	125,502	USD	126,585	(1,083)
10/17/2018	Bank of America Merrill Lynch	471,980,527	KRW	421,685	USD	425,647	(3,962)
10/17/2018	Bank of America Merrill Lynch	338,986,303	KRW	302,208	USD	305,709	(3,501)
10/17/2018	Bank of America Merrill Lynch	400,000	MXN	21,098	USD	21,327	(229)
10/17/2018	Bank of America Merrill Lynch	1,100,000	MXN	58,158	USD	58,649	(491)
10/17/2018	Bank of America Merrill Lynch	140,000	NOK	16,670	USD	17,204	(534)
10/17/2018	Bank of America Merrill Lynch	17,620,000	NOK	2,096,765	USD	2,165,276	(68,511)
10/17/2018	Bank of America Merrill Lynch	230,000	NOK	28,303	USD	28,264	39
10/17/2018	Bank of America Merrill Lynch	630,000	NOK	77,459	USD	77,419	40
10/17/2018	Bank of America Merrill Lynch	120,000	NZD	78,570	USD	79,563	(993)
10/17/2018	Bank of America Merrill Lynch	2,540,000	NZD	1,675,841	USD	1,684,076	(8,235)
10/17/2018	Bank of America Merrill Lynch	340,000	NZD	223,657	USD	225,428	(1,771)
10/17/2018	Bank of America Merrill Lynch	40,000	NZD	26,388	USD	26,521	(133)
10/17/2018	Bank of America Merrill Lynch	30,000	NZD	19,655	USD	19,891	(236)
10/17/2018	Bank of America Merrill Lynch	60,000	NZD	39,220	USD	39,781	(561)
10/17/2018	Bank of America Merrill Lynch	180,000	NZD	117,128	USD	119,344	(2,216)
10/17/2018	Bank of America Merrill Lynch	140,000	NZD	91,763	USD	92,823	(1,060)
10/17/2018	Bank of America Merrill Lynch	10,000	NZD	6,562	USD	6,630	(68)
10/17/2018	Bank of America Merrill Lynch	2,490,000	PLN	669,090	USD	675,748	(6,658)
10/17/2018	Bank of America Merrill Lynch	150,000	PLN	40,261	USD	40,708	(447)
10/17/2018	Bank of America Merrill Lynch	100,000	PLN	26,865	USD	27,138	(273)
10/17/2018	Bank of America Merrill Lynch	10,000	PLN	2,691	USD	2,714	(23)
10/17/2018	Bank of America Merrill Lynch	90,000	PLN	24,476	USD	24,425	51
10/17/2018	Bank of America Merrill Lynch	140,000	PLN	38,340	USD	37,994	346
10/17/2018	Bank of America Merrill Lynch	470,000	RUB	6,853	USD	7,163	(310)
10/17/2018	Bank of America Merrill Lynch	33,980,000	RUB	495,415	USD	517,894	(22,479)
10/17/2018	Bank of America Merrill Lynch	1,020,000	RUB	14,867	USD	15,546	(679)
10/17/2018	Bank of America Merrill Lynch	760,000	RUB	10,976	USD	11,583	(607)
10/17/2018	Bank of America Merrill Lynch	320,000	RUB	4,617	USD	4,877	(260)
10/17/2018	Bank of America Merrill Lynch	880,000	RUB	12,698	USD	13,412	(714)
10/17/2018	Bank of America Merrill Lynch	270,000	RUB	3,892	USD	4,115	(223)
10/17/2018	Bank of America Merrill Lynch	470,000	RUB	6,774	USD	7,163	(389)
10/17/2018	Bank of America Merrill Lynch	60,000	SEK	6,635	USD	6,756	(121)
10/17/2018	Bank of America Merrill Lynch	21,630,000	SEK	2,377,064	USD	2,435,666	(58,602)
10/17/2018	Bank of America Merrill Lynch	60,000	SEK	6,809	USD	6,756	53
10/17/2018	Bank of America Merrill Lynch	110,000	TRY	16,049	USD	18,106	(2,057)
10/17/2018	Bank of America Merrill Lynch	120,000	TRY	17,453	USD	19,752	(2,299)
10/17/2018	Bank of America Merrill Lynch	180,000	TRY	28,816	USD	29,628	(812)
10/17/2018	Bank of America Merrill Lynch	4,060,000	ZAR	270,785	USD	286,235	(15,450)
10/17/2018	Bank of America Merrill Lynch	1,480,000	ZAR	96,541	USD	104,342	(7,801)
10/17/2018	Bank of America Merrill Lynch	2,220,000	ZAR	143,145	USD	156,513	(13,368)
10/17/2018	Bank of America Merrill Lynch	1,700,000	ZAR	110,163	USD	119,852	(9,689)
10/17/2018	Bank of America Merrill Lynch	200,000	ZAR	13,145	USD	14,100	(955)
10/17/2018	Bank of America Merrill Lynch	20,000	ZAR	1,418	USD	1,410	8
10/22/2018	Bank of America Merrill Lynch	68,360,120	CLP	100,000	USD	103,709	(3,709)
10/22/2018	Bank of America Merrill Lynch	68,295,000	CLP	100,000	USD	103,610	(3,610)
10/22/2018	Bank of America Merrill Lynch	302,020,000	COP	100,000	USD	101,724	(1,724)
10/22/2018	Bank of America Merrill Lynch	241,490,040	INR	3,300,000	USD	3,321,288	(21,288)
10/22/2018	Bank of America Merrill Lynch	1,120,060,000	KRW	1,000,000	USD	1,010,212	(10,212)
10/22/2018	Bank of America Merrill Lynch	1,120,030,000	KRW	1,000,000	USD	1,010,185	(10,185)
10/22/2018	Bank of America Merrill Lynch	27,627,300	TWD	900,000	USD	906,162	(6,162)
10/24/2018	Bank of America Merrill Lynch	302,434,029	COP	100,000	USD	101,865	(1,865)
10/25/2018	Bank of America Merrill Lynch	66,932,000	CLP	100,000	USD	101,551	(1,551)
10/26/2018	Bank of America Merrill Lynch	66,626,117	CLP	100,000	USD	101,090	(1,090)
10/26/2018	Bank of America Merrill Lynch	27,558,000	TWD	900,000	USD	904,130	(4,130)
10/29/2018	Bank of America Merrill Lynch	66,957,000	CLP	100,000	USD	101,602	(1,602)
10/29/2018	Bank of America Merrill Lynch	66,917,000	CLP	100,000	USD	101,541	(1,541)
10/29/2018	Bank of America Merrill Lynch	300,173,000	COP	100,000	USD	101,106	(1,106)
10/29/2018	Bank of America Merrill Lynch	241,795,290	INR	3,300,000	USD	3,322,278	(22,278)
10/29/2018	Bank of America Merrill Lynch	5,107,035	TWD	166,786	USD	167,586	(800)
10/29/2018	Bank of America Merrill Lynch	8,011,704	TWD	261,594	USD	262,903	(1,309)
10/29/2018	Bank of America Merrill Lynch	5,255,950	TWD	171,620	USD	172,473	(853)
10/31/2018	Bank of America Merrill Lynch	2,229,860,000	KRW	2,000,000	USD	2,011,559	(11,559)
11/5/2018	Bank of America Merrill Lynch	2,810,797	BRL	691,046	USD	701,859	(10,813)
12/19/2018	Bank of America Merrill Lynch	61,000	AUD	43,567	USD	44,165	(598)
12/19/2018	Bank of America Merrill Lynch	15,063,456	CLP	21,768	USD	22,858	(1,090)
12/19/2018	Bank of America Merrill Lynch	312,566,851	CLP	450,307	USD	474,299	(23,992)
12/19/2018	Bank of America Merrill Lynch	15,184,680	CLP	22,002	USD	23,042	(1,040)
12/19/2018	Bank of America Merrill Lynch	11,865,189	CLP	17,377	USD	18,005	(628)
12/19/2018	Bank of America Merrill Lynch	14,702,202	CLP	21,349	USD	22,310	(961)
12/19/2018	Bank of America Merrill Lynch	14,785,665	CLP	21,357	USD	22,436	(1,079)
12/19/2018	Bank of America Merrill Lynch	14,739,519	CLP	21,118	USD	22,366	(1,248)
12/19/2018	Bank of America Merrill Lynch	9,482,568	CLP	13,718	USD	14,389	(671)
12/19/2018	Bank of America Merrill Lynch	9,474,622	CLP	13,892	USD	14,377	(485)
12/19/2018	Bank of America Merrill Lynch	7,972,035	CLP	11,654	USD	12,097	(443)
12/19/2018	Bank of America Merrill Lynch	2,674,352	CLP	3,969	USD	4,058	(89)
12/19/2018	Bank of America Merrill Lynch	3,815,009	CLP	5,714	USD	5,789	(75)
12/19/2018	Bank of America Merrill Lynch	7,952,929	CLP	11,953	USD	12,068	(115)
12/19/2018	Bank of America Merrill Lynch	13,902,065	CLP	20,703	USD	21,095	(392)
12/19/2018	Bank of America Merrill Lynch	1,470,428	CLP	2,213	USD	2,231	(18)
12/19/2018	Bank of America Merrill Lynch	197,237	CZK	8,953	USD	8,932	21
12/19/2018	Bank of America Merrill Lynch	13,394,566	CZK	608,507	USD	606,550	1,957
12/19/2018	Bank of America Merrill Lynch	148,079	CZK	6,716	USD	6,706	10
12/19/2018	Bank of America Merrill Lynch	166,700	CZK	7,550	USD	7,549	1
12/19/2018	Bank of America Merrill Lynch	101,894	CZK	4,623	USD	4,614	9
12/19/2018	Bank of America Merrill Lynch	12,657	CZK	575	USD	573	2
12/19/2018	Bank of America Merrill Lynch	21,018	CZK	961	USD	952	9
12/19/2018	Bank of America Merrill Lynch	37,023	CZK	1,700	USD	1,677	23
12/19/2018	Bank of America Merrill Lynch	36,474	CZK	1,680	USD	1,652	28
12/19/2018	Bank of America Merrill Lynch	166,764	CZK	7,698	USD	7,552	146
12/19/2018	Bank of America Merrill Lynch	32,000	EUR	37,541	USD	37,427	114
12/19/2018	Bank of America Merrill Lynch	104,000	EUR	121,311	USD	121,639	(328)
12/19/2018	Bank of America Merrill Lynch	30,000	EUR	35,112	USD	35,088	24
12/19/2018	Bank of America Merrill Lynch	261,655,899	HUF	940,374	USD	945,982	(5,608)
12/19/2018	Bank of America Merrill Lynch	545,099	HUF	1,954	USD	1,971	(17)
12/19/2018	Bank of America Merrill Lynch	640,605	HUF	2,299	USD	2,316	(17)
12/19/2018	Bank of America Merrill Lynch	608,597	HUF	2,198	USD	2,200	(2)
12/19/2018	Bank of America Merrill Lynch	527,205	HUF	1,914	USD	1,906	8
12/19/2018	Bank of America Merrill Lynch	479,648	HUF	1,754	USD	1,734	20
12/19/2018	Bank of America Merrill Lynch	2,796,303	HUF	10,228	USD	10,110	118
12/19/2018	Bank of America Merrill Lynch	3,418,810	ILS	951,737	USD	946,204	5,533
12/19/2018	Bank of America Merrill Lynch	5,940	ILS	1,668	USD	1,644	24
12/19/2018	Bank of America Merrill Lynch	13,683	ILS	3,839	USD	3,787	52
12/19/2018	Bank of America Merrill Lynch	6,959	ILS	1,955	USD	1,926	29
12/19/2018	Bank of America Merrill Lynch	19,236	ILS	5,401	USD	5,324	77
12/19/2018	Bank of America Merrill Lynch	2,832,327	INR	38,799	USD	38,680	119
12/19/2018	Bank of America Merrill Lynch	193,383,860	INR	2,649,348	USD	2,640,962	8,386
12/19/2018	Bank of America Merrill Lynch	3,054,291	INR	41,870	USD	41,711	159
12/19/2018	Bank of America Merrill Lynch	3,778,893	INR	51,438	USD	51,607	(169)
12/19/2018	Bank of America Merrill Lynch	3,423,265	INR	46,544	USD	46,750	(206)
12/19/2018	Bank of America Merrill Lynch	2,223,225	INR	30,031	USD	30,362	(331)
12/19/2018	Bank of America Merrill Lynch	1,369,484	INR	18,801	USD	18,702	99
12/19/2018	Bank of America Merrill Lynch	2,749,725	INR	37,367	USD	37,552	(185)
12/19/2018	Bank of America Merrill Lynch	2,518,715	INR	34,244	USD	34,397	(153)
12/19/2018	Bank of America Merrill Lynch	2,139,112	INR	29,051	USD	29,213	(162)
12/19/2018	Bank of America Merrill Lynch	2,136,208	INR	29,110	USD	29,173	(63)
12/19/2018	Bank of America Merrill Lynch	5,488,296	INR	74,347	USD	74,951	(604)
12/19/2018	Bank of America Merrill Lynch	1,763,492	INR	23,953	USD	24,083	(130)
12/19/2018	Bank of America Merrill Lynch	39,069,800	KRW	35,000	USD	35,294	(294)
12/19/2018	Bank of America Merrill Lynch	15,543,398	KRW	13,882	USD	14,041	(159)
12/19/2018	Bank of America Merrill Lynch	1,114,042,790	KRW	996,763	USD	1,006,377	(9,614)
12/19/2018	Bank of America Merrill Lynch	17,643,948	KRW	15,742	USD	15,939	(197)
12/19/2018	Bank of America Merrill Lynch	19,368,278	KRW	17,206	USD	17,496	(290)
12/19/2018	Bank of America Merrill Lynch	21,114,601	KRW	18,810	USD	19,074	(264)
12/19/2018	Bank of America Merrill Lynch	25,973,021	KRW	23,082	USD	23,463	(381)
12/19/2018	Bank of America Merrill Lynch	26,634,863	KRW	23,796	USD	24,061	(265)
12/19/2018	Bank of America Merrill Lynch	26,870,684	KRW	24,046	USD	24,274	(228)
12/19/2018	Bank of America Merrill Lynch	25,792,885	KRW	22,966	USD	23,300	(334)
12/19/2018	Bank of America Merrill Lynch	28,082,351	KRW	25,011	USD	25,368	(357)
12/19/2018	Bank of America Merrill Lynch	26,750,559	KRW	23,871	USD	24,165	(294)
12/19/2018	Bank of America Merrill Lynch	24,135,736	KRW	21,603	USD	21,803	(200)
12/19/2018	Bank of America Merrill Lynch	20,790,763	KRW	18,664	USD	18,781	(117)
12/19/2018	Bank of America Merrill Lynch	12,149,971	KRW	10,955	USD	10,976	(21)
12/19/2018	Bank of America Merrill Lynch	61,461	NOK	7,348	USD	7,574	(226)
12/19/2018	Bank of America Merrill Lynch	9,540,488	NOK	1,139,475	USD	1,175,767	(36,292)
12/19/2018	Bank of America Merrill Lynch	56,175	NOK	6,701	USD	6,923	(222)
12/19/2018	Bank of America Merrill Lynch	46,766	NOK	5,600	USD	5,763	(163)
12/19/2018	Bank of America Merrill Lynch	53,931	NOK	6,465	USD	6,646	(181)
12/19/2018	Bank of America Merrill Lynch	16,072	NOK	1,963	USD	1,981	(18)
12/19/2018	Bank of America Merrill Lynch	7,341	NOK	903	USD	905	(2)
12/19/2018	Bank of America Merrill Lynch	99,041	NOK	12,205	USD	12,206	(1)
12/19/2018	Bank of America Merrill Lynch	7,708	NOK	952	USD	950	2
12/19/2018	Bank of America Merrill Lynch	593,659	PHP	10,852	USD	10,927	(75)
12/19/2018	Bank of America Merrill Lynch	55,062,019	PHP	1,012,821	USD	1,013,458	(637)
12/19/2018	Bank of America Merrill Lynch	491,302	PHP	9,002	USD	9,043	(41)
12/19/2018	Bank of America Merrill Lynch	380,515	PHP	6,980	USD	7,004	(24)
12/19/2018	Bank of America Merrill Lynch	149,257	PHP	2,732	USD	2,747	(15)
12/19/2018	Bank of America Merrill Lynch	143,798	PHP	2,634	USD	2,647	(13)
12/19/2018	Bank of America Merrill Lynch	379,612	PHP	6,930	USD	6,987	(57)
12/19/2018	Bank of America Merrill Lynch	348,412	PHP	6,363	USD	6,413	(50)
12/19/2018	Bank of America Merrill Lynch	252,825	PHP	4,635	USD	4,653	(18)
12/19/2018	Bank of America Merrill Lynch	164,566	PHP	3,021	USD	3,029	(8)
12/19/2018	Bank of America Merrill Lynch	378,443	PHP	6,903	USD	6,966	(63)
12/19/2018	Bank of America Merrill Lynch	854,640	PHP	15,531	USD	15,730	(199)
12/19/2018	Bank of America Merrill Lynch	334,261	PHP	6,107	USD	6,152	(45)
12/19/2018	Bank of America Merrill Lynch	3,111,316	PLN	839,830	USD	845,846	(6,016)
12/19/2018	Bank of America Merrill Lynch	5,244	PLN	1,416	USD	1,426	(10)
12/19/2018	Bank of America Merrill Lynch	10,071	PLN	2,707	USD	2,738	(31)
12/19/2018	Bank of America Merrill Lynch	5,624	PLN	1,515	USD	1,529	(14)
12/19/2018	Bank of America Merrill Lynch	9,303	PLN	2,527	USD	2,529	(2)
12/19/2018	Bank of America Merrill Lynch	1,422	PLN	387	USD	387	-
12/19/2018	Bank of America Merrill Lynch	4,093	PLN	1,115	USD	1,113	2
12/19/2018	Bank of America Merrill Lynch	3,689	PLN	1,011	USD	1,003	8
12/19/2018	Bank of America Merrill Lynch	33,431	PLN	9,201	USD	9,088	113
12/19/2018	Bank of America Merrill Lynch	4,383	PLN	1,204	USD	1,192	12
12/19/2018	Bank of America Merrill Lynch	53,895,884	RUB	773,352	USD	815,907	(42,555)
12/19/2018	Bank of America Merrill Lynch	140,039	RUB	2,003	USD	2,120	(117)
12/19/2018	Bank of America Merrill Lynch	411,320	RUB	5,780	USD	6,227	(447)
12/19/2018	Bank of America Merrill Lynch	215,049	RUB	3,029	USD	3,256	(227)
12/19/2018	Bank of America Merrill Lynch	33,033	RUB	480	USD	500	(20)
12/19/2018	Bank of America Merrill Lynch	27,223	RUB	398	USD	412	(14)
12/19/2018	Bank of America Merrill Lynch	424,416	RUB	6,403	USD	6,425	(22)
12/19/2018	Bank of America Merrill Lynch	9,762	RUB	147	USD	148	(1)
12/19/2018	Bank of America Merrill Lynch	11,310,634	SEK	1,253,215	USD	1,281,115	(27,900)
12/19/2018	Bank of America Merrill Lynch	487	SEK	54	USD	55	(1)
12/19/2018	Bank of America Merrill Lynch	60,781	SEK	6,758	USD	6,884	(126)
12/19/2018	Bank of America Merrill Lynch	36,746	SEK	4,121	USD	4,162	(41)
12/19/2018	Bank of America Merrill Lynch	114,810	SEK	13,138	USD	13,004	134
12/19/2018	Bank of America Merrill Lynch	6,973	SEK	795	USD	790	5
12/19/2018	Bank of America Merrill Lynch	40,991	SGD	29,824	USD	30,054	(230)
12/19/2018	Bank of America Merrill Lynch	1,068,192	SGD	778,162	USD	783,186	(5,024)
12/19/2018	Bank of America Merrill Lynch	40,114	SGD	29,221	USD	29,411	(190)
12/19/2018	Bank of America Merrill Lynch	39,577	SGD	28,713	USD	29,017	(304)
12/19/2018	Bank of America Merrill Lynch	38,391	SGD	27,926	USD	28,148	(222)
12/19/2018	Bank of America Merrill Lynch	30,633	SGD	22,279	USD	22,460	(181)
12/19/2018	Bank of America Merrill Lynch	26,643	SGD	19,453	USD	19,535	(82)
12/19/2018	Bank of America Merrill Lynch	30,343	SGD	22,180	USD	22,247	(67)
12/19/2018	Bank of America Merrill Lynch	31,306	SGD	22,810	USD	22,953	(143)
12/19/2018	Bank of America Merrill Lynch	27,353	SGD	19,984	USD	20,055	(71)
12/19/2018	Bank of America Merrill Lynch	23,339	SGD	17,063	USD	17,112	(49)
12/19/2018	Bank of America Merrill Lynch	19,117	SGD	13,984	USD	14,016	(32)
12/19/2018	Bank of America Merrill Lynch	19,334	SGD	14,195	USD	14,175	20
12/19/2018	Bank of America Merrill Lynch	18,298	SGD	13,410	USD	13,416	(6)
12/19/2018	Bank of America Merrill Lynch	30,708	SGD	22,507	USD	22,515	(8)
12/19/2018	Bank of America Merrill Lynch	18,458	SGD	13,539	USD	13,533	6
12/19/2018	Bank of America Merrill Lynch	2,474,205	TRY	361,350	USD	390,671	(29,321)
12/19/2018	Bank of America Merrill Lynch	7,287	TRY	1,057	USD	1,151	(94)
12/19/2018	Bank of America Merrill Lynch	328	TRY	48	USD	52	(4)
12/19/2018	Bank of America Merrill Lynch	10,034	TRY	1,519	USD	1,584	(65)
12/19/2018	Bank of America Merrill Lynch	6,141	TRY	908	USD	970	(62)
12/19/2018	Bank of America Merrill Lynch	15,150	TRY	2,278	USD	2,392	(114)
12/19/2018	Bank of America Merrill Lynch	5,200	TRY	792	USD	821	(29)
12/19/2018	Bank of America Merrill Lynch	22,852	TRY	3,537	USD	3,608	(71)
12/19/2018	Bank of America Merrill Lynch	720,660	TWD	23,560	USD	23,740	(180)
12/19/2018	Bank of America Merrill Lynch	39,337,922	TWD	1,288,750	USD	1,295,860	(7,110)
12/19/2018	Bank of America Merrill Lynch	629,556	TWD	20,581	USD	20,739	(158)
12/19/2018	Bank of America Merrill Lynch	701,397	TWD	22,894	USD	23,105	(211)
12/19/2018	Bank of America Merrill Lynch	754,612	TWD	24,664	USD	24,858	(194)
12/19/2018	Bank of America Merrill Lynch	575,321	TWD	18,766	USD	18,952	(186)
12/19/2018	Bank of America Merrill Lynch	432,767	TWD	14,140	USD	14,256	(116)
12/19/2018	Bank of America Merrill Lynch	439,503	TWD	14,381	USD	14,478	(97)
12/19/2018	Bank of America Merrill Lynch	639,736	TWD	20,889	USD	21,074	(185)
12/19/2018	Bank of America Merrill Lynch	594,365	TWD	19,416	USD	19,579	(163)
12/19/2018	Bank of America Merrill Lynch	470,272	TWD	15,367	USD	15,492	(125)
12/19/2018	Bank of America Merrill Lynch	359,865	TWD	11,766	USD	11,855	(89)
12/19/2018	Bank of America Merrill Lynch	357,556	TWD	11,714	USD	11,779	(65)
12/19/2018	Bank of America Merrill Lynch	627,222	TWD	20,566	USD	20,662	(96)
12/19/2018	Bank of America Merrill Lynch	464,713	TWD	15,247	USD	15,308	(61)
12/19/2018	Bank of America Merrill Lynch	260,605	ZAR	16,731	USD	18,217	(1,486)
12/19/2018	Bank of America Merrill Lynch	8,110,650	ZAR	520,909	USD	566,967	(46,058)
12/19/2018	Bank of America Merrill Lynch	134,190	ZAR	8,755	USD	9,380	(625)
12/19/2018	Bank of America Merrill Lynch	151,052	ZAR	9,800	USD	10,559	(759)
12/19/2018	Bank of America Merrill Lynch	78,192	ZAR	5,103	USD	5,466	(363)
12/19/2018	Bank of America Merrill Lynch	34,705	ZAR	2,268	USD	2,426	(158)
12/19/2018	Bank of America Merrill Lynch	21,205	ZAR	1,408	USD	1,482	(74)
12/19/2018	Bank of America Merrill Lynch	19,131	ZAR	1,275	USD	1,337	(62)
12/19/2018	Bank of America Merrill Lynch	35,190	ZAR	2,317	USD	2,460	(143)
12/19/2018	Bank of America Merrill Lynch	93,918	ZAR	6,203	USD	6,565	(362)
12/19/2018	Bank of America Merrill Lynch	130,294	ZAR	8,763	USD	9,108	(345)
12/19/2018	Bank of America Merrill Lynch	37,593	ZAR	2,565	USD	2,628	(63)
12/19/2018	Bank of America Merrill Lynch	120,107	ZAR	8,278	USD	8,396	(118)
							(558,859)
						Net unrealized depreciation on forward foreign currency contracts	$(566,309)

Altegris Funds
CONSOLIDATED PORTFOLIOS OF INVESTMENTS (Unaudited)(Continued)
September 30, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Futures Evolution
Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$237,064	$-	$-	$237,064
Bonds & Notes	-	491,968,567	-	491,968,567
U.S. Treasury Bills	-	5,320,059	-	5,320,059
Options	-	153,625,840	-	153,625,840
Total Investments	$237,064	$650,914,466	$-	$651,151,530

GSA Trend
Assets	Level 1	Level 2	Level 3	Total
Investments
U.S. Government Treasury Bills	$-	$23,862,506	$-	$23,862,506
Derivatives
Futures Contracts	1,513,226	-	-	1,513,226
Total Investments	$1,513,226	$23,862,506	$-	$25,375,732
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Forward foreign currency contracts	$-	$431,273	$-	$431,273
Total Liabilities	$-	$431,273	$-	$431,273

Managed Futures
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$10,405,030	$-	$-	$10,405,030
Exchange Traded Notes	35,066		-	35,066
U.S. Government Treasury Notes	-	3,470,840	-	3,470,840
U.S. Government Treasury Bills	-	54,179,383	-	54,179,383
Derivatives
Futures Contracts	2,004,886	-	-	2,004,886
Total Investments	$12,444,982	$57,650,223	$-	$70,095,205
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Forward foreign currency contracts	$-	$566,309	$-	$566,309
Total Liabilities	$-	$566,309	$-	$566,309

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated financial statements of Altegris Futures Evolution Strategy Fund with AFES Fund Limited (“AFES”), Altegris GSA Trend Strategy Fund with AGSAT Fund Limited (“AGSAT”) and Altegris Managed Futures Strategy Fund with AMFS Fund Limited (“AMFS”) include the accounts of AGSAT, AMFS, and AFES (collectively the “CFCs”) as wholly-owned and controlled foreign corporation subsidiaries, in which each Fund may invest up to 25% of its total assets.

AFES invests in the global derivatives markets through the use of unaffiliated trading companies. The unaffiliated trading companies are incorporated as exempted companies under the Companies Law of the Cayman Islands on September 8, 2011. The unaffiliated trading companies use one or more "managed futures" programs in one or more private investment vehicles or commodity pools advised by one or more commodity trading advisors (“CTAs”) either registered or exempt for registration with the U.S. Commodity Futures Trading Commission. Managed Futures programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. The investments in the unaffiliated trading companies are as follows:

CFC	Unaffiliated Trading Company
AFES	Futures Evolution Limited (“FEL”)

Altegris Advisors, L.L.C. (the “Advisor”) fair values AFES investments daily based on the CTAs’ position information on a next-trading day basis. The Advisor applies current day pricing to the CTAs’ positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from each CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisor’s fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at June 30, 2018, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price, normally at 4 P.M. Eastern Time on each day the NYSE is open for business.

A summary of the Fund’s investment in the CFCs are as follows:

	Inception Date of AGMS	AGMS Net Assets at September 30, 2018	% of Total Net Assets at September 30, 2018
AFES+	October 31, 2011	$-	0.00%

	Inception Date of AGSAT	AGSAT Net Assets at September 30, 2018	% of Total Net Assets at September 30, 2018
AGSAT	March 17, 2017	$5,587,651	13.67%

	Inception Date of AMFS	AMFS Net Assets at September 30, 2018	% of Total Net Assets at September 30, 2018
AMFS	September 11, 2010	$4,750,346	4.75%

+ Altegris Futures Evolution Strategy Fund redeemed its investment in AFES as of October 5, 2017.

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser.

Options Transactions – The Fund is subject to equity price risk, interest rate risk, commodity risk and currency risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

When the Fund writes a put or call option, an amount equal to the premium received is included in the consolidated statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures Contracts – The Funds are each subject to equity price risk in the normal course of pursuing their investment objectives. Each Fund may sell futures contracts to hedge against market risk and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Funds may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain a Funds volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Market Risk: The risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that a Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in each Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Each Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty Risk: The Funds invest in derivative instruments issued for the Funds by Barclays Bank PLC (“Barclays”), a Barclays Product or other Counterparty’s products, as applicable (the “Product”). If Barclays or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’ or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: The risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Funds may not be able to quickly liquidate their investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Funds invest in financial instruments and enter into transactions that are denominated in currencies other than their functional currency. Consequently, each Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of each Fund’s assets or liabilities denominated in currencies other than the USD. Each Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arise.

The following is a summary of risk exposure for the unrealized appreciation/(depreciation) of derivative instruments utilized by each fund as of September 30, 2018:

Managed Futures Strategy Fund
Contract Type	Primary Risk Exposure	Net Unrealized Appreciation/ (Depreciation)
Futures Contracts	Currency	$583,663
Futures Contracts	Commodity	1,288,383
Futures Contracts	Equity	121,748
Futures Contracts	Interest Rate	11,092
		$2,004,886

Forward Currency Contracts	Currency	$(566,309)

GSA Trend Strategy Fund
Contract Type	Primary Risk Exposure	Net Unrealized Appreciation/ (Depreciation)
Futures Contracts	Currency	$63,209
Futures Contracts	Commodity	1,344,481
Futures Contracts	Equity	130,497
Futures Contracts	Interest Rate	(24,961)
		$1,513,226

Forward Currency Contracts	Currency	$(431,273)

The notional value of the derivative instruments outstanding as of September 30, 2018 as disclosed in the Consolidated Portfolios of Investments and the amounts of unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Funds.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2018, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Futures Evolution	$678,598,003	$10,723,838	$(38,170,311)	$(27,446,473)
GSA Trend	24,937,255	-	(1,074,749)	(1,074,749)
Managed Futures	69,542,630	112,802	(1,565,113)	(1,452,311)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 11/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 11/29/2018

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 11/29/2018